UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811‑07755
Nuveen Multistate Trust II

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: February 28
Date of reporting period: August 31, 2026

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report August 31, 2026

Nuveen California High Yield Municipal Bond Fund
Class A Shares/NCHAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen California High Yield Municipal Bond Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$79	1.59%

*	Annualized for period less than one year.

Fund Statistics (as of August 31, 2026)

Fund net assets	$921,621,810

Total number of portfolio holdings	483

Portfolio turnover (%)	12%

1

What did the Fund invest in? (as of August 31, 2026)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065N589_SAR_0826 5945643

2

Semi-Annual Shareholder Report August 31, 2026

Nuveen California High Yield Municipal Bond Fund
Class C Shares/NAWSX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen California High Yield Municipal Bond Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$118	2.39%

*	Annualized for period less than one year.

Fund Statistics (as of August 31, 2026)

Fund net assets	$921,621,810

Total number of portfolio holdings	483

Portfolio turnover (%)	12%

1

What did the Fund invest in? (as of August 31, 2026)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065N480_SAR_0826 5945643

2

Semi-Annual Shareholder Report August 31, 2026

Nuveen California High Yield Municipal Bond Fund
Class I Shares/NCHRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen California High Yield Municipal Bond Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$69	1.39%

*	Annualized for period less than one year.

Fund Statistics (as of August 31, 2026)

Fund net assets	$921,621,810

Total number of portfolio holdings	483

Portfolio turnover (%)	12%

1

What did the Fund invest in? (as of August 31, 2026)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065N555_SAR_0826 5945643

2

Semi-Annual Shareholder Report August 31, 2026

Nuveen California Municipal Bond Fund
Class A Shares/NCAAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen California Municipal Bond Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$36	0.73%

*	Annualized for period less than one year.

Fund Statistics (as of August 31, 2026)

Fund net assets	$1,647,940,254

Total number of portfolio holdings	287

Portfolio turnover (%)	16%

1

What did the Fund invest in? (as of August 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N100_SAR_0826 5945657

2

Semi-Annual Shareholder Report August 31, 2026

Nuveen California Municipal Bond Fund
Class C Shares/NAKFX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen California Municipal Bond Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$76	1.53%

*	Annualized for period less than one year.

Fund Statistics (as of August 31, 2026)

Fund net assets	$1,647,940,254

Total number of portfolio holdings	287

Portfolio turnover (%)	16%

1

What did the Fund invest in? (as of August 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N548_SAR_0826 5945657

2

Semi-Annual Shareholder Report August 31, 2026

Nuveen California Municipal Bond Fund
Class I Shares/NCSPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen California Municipal Bond Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$26	0.53%

*	Annualized for period less than one year.

Fund Statistics (as of August 31, 2026)

Fund net assets	$1,647,940,254

Total number of portfolio holdings	287

Portfolio turnover (%)	16%

1

What did the Fund invest in? (as of August 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N407_SAR_0826 5945657

2

Semi-Annual Shareholder Report August 31, 2026

Nuveen Connecticut Municipal Bond Fund
Class A Shares/FCTTX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Connecticut Municipal Bond Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$39	0.79%

*	Annualized for period less than one year.

Fund Statistics (as of August 31, 2026)

Fund net assets	$255,111,772

Total number of portfolio holdings	154

Portfolio turnover (%)	7%

1

What did the Fund invest in? (as of August 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N886_SAR_0826 5945664

2

Semi-Annual Shareholder Report August 31, 2026

Nuveen Connecticut Municipal Bond Fund
Class C Shares/FDCDX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Connecticut Municipal Bond Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$80	1.61%

*	Annualized for period less than one year.

Fund Statistics (as of August 31, 2026)

Fund net assets	$255,111,772

Total number of portfolio holdings	154

Portfolio turnover (%)	7%

1

What did the Fund invest in? (as of August 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N530_SAR_0826 5945664

2

Semi-Annual Shareholder Report August 31, 2026

Nuveen Connecticut Municipal Bond Fund
Class I Shares/FCTRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Connecticut Municipal Bond Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$29	0.59%

*	Annualized for period less than one year.

Fund Statistics (as of August 31, 2026)

Fund net assets	$255,111,772

Total number of portfolio holdings	154

Portfolio turnover (%)	7%

1

What did the Fund invest in? (as of August 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N852_SAR_0826 5945664

2

Semi-Annual Shareholder Report August 31, 2026

Nuveen Massachusetts Municipal Bond Fund
Class A Shares/NMAAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Massachusetts Municipal Bond Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$39	0.79%

*	Annualized for period less than one year.

Fund Statistics (as of August 31, 2026)

Fund net assets	$432,937,039

Total number of portfolio holdings	158

Portfolio turnover (%)	3%

1

What did the Fund invest in? (as of August 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065N845_SAR_0826 5945670

2

Semi-Annual Shareholder Report August 31, 2026

Nuveen Massachusetts Municipal Bond Fund
Class C Shares/NAAGX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Massachusetts Municipal Bond Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$80	1.61%

*	Annualized for period less than one year.

Fund Statistics (as of August 31, 2026)

Fund net assets	$432,937,039

Total number of portfolio holdings	158

Portfolio turnover (%)	3%

1

What did the Fund invest in? (as of August 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065N522_SAR_0826 5945670

2

Semi-Annual Shareholder Report August 31, 2026

Nuveen Massachusetts Municipal Bond Fund
Class I Shares/NBMAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Massachusetts Municipal Bond Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$29	0.59%

*	Annualized for period less than one year.

Fund Statistics (as of August 31, 2026)

Fund net assets	$432,937,039

Total number of portfolio holdings	158

Portfolio turnover (%)	3%

1

What did the Fund invest in? (as of August 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065N811_SAR_0826 5945670

2

Semi-Annual Shareholder Report August 31, 2026

Nuveen New Jersey Municipal Bond Fund
Class A Shares/NNJAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen New Jersey Municipal Bond Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$39	0.79%

*	Annualized for period less than one year.

Fund Statistics (as of August 31, 2026)

Fund net assets	$378,286,136

Total number of portfolio holdings	263

Portfolio turnover (%)	12%

1

What did the Fund invest in? (as of August 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065N753_SAR_0826 5945675

2

Semi-Annual Shareholder Report August 31, 2026

Nuveen New Jersey Municipal Bond Fund
Class C Shares/NJCCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen New Jersey Municipal Bond Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$79	1.60%

*	Annualized for period less than one year.

Fund Statistics (as of August 31, 2026)

Fund net assets	$378,286,136

Total number of portfolio holdings	263

Portfolio turnover (%)	12%

1

What did the Fund invest in? (as of August 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065N514_SAR_0826 5945675

2

Semi-Annual Shareholder Report August 31, 2026

Nuveen New Jersey Municipal Bond Fund
Class I Shares/NMNJX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen New Jersey Municipal Bond Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$29	0.59%

*	Annualized for period less than one year.

Fund Statistics (as of August 31, 2026)

Fund net assets	$378,286,136

Total number of portfolio holdings	263

Portfolio turnover (%)	12%

1

What did the Fund invest in? (as of August 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065N720_SAR_0826 5945675

2

Semi-Annual Shareholder Report August 31, 2026

Nuveen New York Municipal Bond Fund
Class A Shares/NNYAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen New York Municipal Bond Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$37	0.74%

*	Annualized for period less than one year.

Fund Statistics (as of August 31, 2026)

Fund net assets	$1,014,421,641

Total number of portfolio holdings	205

Portfolio turnover (%)	5%

1

What did the Fund invest in? (as of August 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065N670_SAR_0826 5945682

2

Semi-Annual Shareholder Report August 31, 2026

Nuveen New York Municipal Bond Fund
Class C Shares/NAJPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen New York Municipal Bond Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$77	1.55%

*	Annualized for period less than one year.

Fund Statistics (as of August 31, 2026)

Fund net assets	$1,014,421,641

Total number of portfolio holdings	205

Portfolio turnover (%)	5%

1

What did the Fund invest in? (as of August 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065N498_SAR_0826 5945682

2

Semi-Annual Shareholder Report August 31, 2026

Nuveen New York Municipal Bond Fund
Class I Shares/NTNYX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen New York Municipal Bond Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$27	0.55%

*	Annualized for period less than one year.

Fund Statistics (as of August 31, 2026)

Fund net assets	$1,014,421,641

Total number of portfolio holdings	205

Portfolio turnover (%)	5%

1

What did the Fund invest in? (as of August 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065N647_SAR_0826 5945682

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio of Investments August 31, 2026
California High Yield Municipal Bond
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 125.2%
X 1,154,091,669
MUNICIPAL BONDS - 125.2%
X –
CONSUMER DISCRETIONARY - 0.0%
$ 400,000 (a) California Statewide Communities Development Authority, Hotel
Revenue Bonds, HR Ontario Hotel Project, Series 2026A
6 .250% 09/02/61 $ 406,497
TOTAL CONSUMER DISCRETIONARY 406,497
CONSUMER STAPLES - 1.8%
27,000,000 (b) California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Alameda County Tobacco Asset
Securitization Corporation, Subordinate Series 2006A
0 .000 06/01/50 6,187,514
1,155,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding
Corporation, Turbo, Series 2007A
5 .000 06/01/47 1,079,896
3,460,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .625 06/01/47 3,133,774
17,600,000 (b) Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-2. Turbo
Capital Appreciation
0 .000 06/01/47 3,194,493
7,500,000 (b) Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara County
Tobacco Securitization Corporation, Series 2007A
0 .000 06/01/47 1,853,966
5,000,000 (b) Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco
Asset Securitization Corporation, First Subordinate CABs, Series
2006B
0 .000 06/01/46 1,146,375
TOTAL CONSUMER STAPLES 16,596,018
EDUCATION AND CIVIC ORGANIZATIONS - 30.7%
8,985,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5 .000 08/01/50 8,224,949
11,435,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5 .125 08/01/55 10,450,556
430,000 (a) California Enterprise Development Authority, Charter School
Revenue Bonds, Academy for Academic Excellence Project,
Series 2020A
5 .000 07/01/40 424,986
350,000 (a) California Enterprise Development Authority, Charter School
Revenue Bonds, Academy for Academic Excellence Project,
Series 2020A
5 .000 07/01/50 325,625
90,000 (a) California Enterprise Development Authority, Charter School
Revenue Bonds, Academy for Academic Excellence Project,
Series 2020A
5 .000 07/01/55 81,857
4,105,000 (a) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science and Language Academy Project,
Series 2020
6 .250 07/01/58 4,145,687
1,505,000 (a) California Enterprise Development Authority, Charter School
Revenue Bonds, Rocklin Academy Project, Series 2024
5 .000 06/01/44 1,465,627
2,100,000 California Enterprise Development Authority, Revenue Bonds,
Mirman School for Gifted Children, Series 2026
4 .000 06/01/36 2,060,948
1,375,000 California Enterprise Development Authority, Revenue Bonds,
Mirman School for Gifted Children, Series 2026
5 .000 06/01/36 1,434,824
4,250,000 (c) California Infrastructure and Economic Development Bank,
Revenue Bonds, Los Angeles County Museum of Natural History
Foundation, Series 2020, (UB)
4 .000 07/01/50 3,780,872
15,250,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Los Angeles County Museum of Natural History
Foundation, Series 2026
5 .000 07/01/56 15,606,952
900,000 California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2015A
5 .000 10/01/35 900,074
1,335,000 California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2015A
5 .250 10/01/45 1,287,093
3,925,000 (a) California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2017A
5 .000 10/01/47 3,635,633
700,000 (a) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/38 699,368

Portfolio of Investments August 31, 2026
(continued)
California High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 2,000,000 (a) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500% 06/01/48 $ 1,879,300
250,000 (a) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/53 227,598
100,000 (a) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Bella Mente Montessori Academy Project, Series
2018A
5 .000 06/01/38 99,909
1,150,000 (a) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Bella Mente Montessori Academy Project, Series
2018A
5 .000 06/01/48 1,087,294
400,000 (a) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Santa Rosa Academy Project, Series 2015
5 .125 07/01/35 400,030
425,000 (a) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Santa Rosa Academy Project, Series 2015
5 .375 07/01/45 406,617
300,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. - Lincoln Project, Series
2019A
4 .000 10/01/29 299,349
90,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. - Lincoln Project, Taxable
Series 2019B
5 .000 10/01/39 88,041
1,515,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. - Lincoln Project, Taxable
Series 2019B
5 .000 10/01/49 1,383,342
1,000,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. - Lincoln Project, Taxable
Series 2019B
5 .000 10/01/57 870,990
1,285,000 California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2014A
5 .000 10/01/34 1,285,206
465,000 California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2014A
5 .000 10/01/44 440,541
4,340,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2016A
5 .000 07/01/36 4,339,734
3,695,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2016A
5 .000 07/01/41 3,535,948
1,000,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2018A
5 .000 07/01/38 998,121
1,800,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2018A
5 .000 07/01/49 1,659,819
1,715,000 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A
5 .000 06/01/46 1,663,309
1,145,000 California Municipal Finance Authority, Education Revenue
Bonds, Literacy First Charter Schools Project, Series 2019A
5 .000 12/01/39 1,157,224
2,260,000 (a) California Municipal Finance Authority, Education Revenue
Bonds, STREAM Charter Schools Project, Series 2020A
5 .000 06/15/51 2,012,031
1,000,000 (a) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project, Series
2024
6 .375 06/15/64 1,039,657
775,000 (a) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Refunding Series 2025A
5 .375 11/01/45 784,216
500,000 (a) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Refunding Series 2025A
5 .625 11/01/54 499,029
1,500,000 (a) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Series 2016A
5 .000 11/01/36 1,500,713
1,555,000 (a) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Series 2016A
5 .000 11/01/46 1,503,255
270,000 (a) California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project,
Series 2012A
6 .625 01/01/32 266,346
3,700,000 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project,
Series 2014A
5 .250 01/01/45 2,977,938
7,000,000 (a) California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A
6 .000 10/01/50 6,850,164

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,000,000 California Municipal Finance Authority, Revenue Bonds, The
Master's University & Seminary, Series 2019
5 .000% 08/01/34 $ 1,012,436
1,100,000 (a) California Municipal Finance Authority, Revenue Bonds, Turning
Point School, Series 2024
5 .250 06/01/44 1,050,794
1,300,000 (a) California Municipal Finance Authority, Revenue Bonds, Turning
Point School, Series 2024
5 .500 06/01/54 1,195,685
350,000 (a) California Municipal Finance Authority, School Facility Revenue
Bonds, Saint Mary's School-Aliso Viejo, Series 2024A
5 .500 05/01/44 353,316
435,000 (a) California Municipal Finance Authority, School Facility Revenue
Bonds, Saint Mary's School-Aliso Viejo, Series 2024A
5 .750 05/01/54 434,268
2,000,000 (a) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5 .125 07/01/55 1,687,745
700,000 California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project, Series
2017A
6 .250 06/15/47 701,317
4,500,000 (a) California Public Finance Authority, Educational Facility Revenue
Bonds, Crossroads Christian Schools, Series 2020
5 .000 01/01/56 3,858,634
1,075,000 (a) California School Finance Authority Charter School Facility
Revenue Bonds, Grimmway Schools-Obligated Group, Series
2016A
5 .000 07/01/46 1,049,316
755,000 (a) California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series 2017
5 .000 06/01/37 747,167
2,000,000 (a) California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series 2017
5 .000 06/01/47 1,848,058
2,090,000 (a) California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series 2017
5 .000 06/01/54 1,838,950
1,730,000 (a) California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series 2021A
4 .000 06/01/51 1,386,944
2,220,000 (a) California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series 2021A
4 .000 06/01/61 1,664,688
1,000,000 (a) California School Finance Authority Charter School Revenue
Bonds, Ednovate - Obligated Group, Series 2018
5 .000 06/01/48 899,522
960,000 (a) California School Finance Authority Charter School Revenue
Bonds, Fenton Schools - Obligated Group, Series 2020A
5 .000 07/01/40 925,900
3,175,000 (a) California School Finance Authority Charter School Revenue
Bonds, John Adams Academy Obligated Group, Series 2022A
5 .000 07/01/52 2,843,821
7,125,000 (a) California School Finance Authority Charter School Revenue
Bonds, John Adams Academy Obligated Group, Series 2022A
5 .125 07/01/62 6,294,135
305,000 (a) California School Finance Authority School Facility Revenue
Bonds, Green Dot Public Schools California Projects, Series
2018A
5 .000 08/01/48 283,208
9,925,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2020A
6 .000 06/01/59 9,164,698
1,710,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2024
5 .625 06/01/44 1,629,319
1,225,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2024
5 .875 06/01/54 1,129,569
3,375,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2024
6 .000 06/01/64 3,084,960
585,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2015A
5 .000 08/01/35 580,858
1,040,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2015A
5 .000 08/01/40 1,013,741
1,600,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/41 1,544,653
460,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/46 430,438

Portfolio of Investments August 31, 2026
(continued)
California High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,000,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4 .000% 06/01/41 $ 812,890
500,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4 .000 06/01/61 333,900
5,000,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter School
Project, Series 2024A
6 .000 06/15/54 4,558,757
5,000,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter School
Project, Series 2024A
6 .125 06/15/64 4,498,559
2,300,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Lighthouse Community Public Schools
Obligated Group, Series 2022A
6 .500 06/01/62 2,347,643
1,300,000 California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group, Series
2016A
5 .875 06/01/52 1,300,006
1,600,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group, Series
2019A
5 .000 06/01/58 1,412,710
2,075,000 (a) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Series 2023A
7 .250 06/15/43 2,098,968
6,740,000 (a) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Series 2023A
7 .375 06/15/53 6,751,560
2,510,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5 .000 06/01/40 2,267,022
5,550,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5 .000 06/01/50 4,649,815
1,600,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5 .000 06/01/59 1,268,627
5,315,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group,Issue No.6, Series
2020A
5 .000 08/01/61 4,694,602
5,045,000 (a) California School Finance Authority, Charter School Revenue
Bonds, CIty Charter School Obligated Group, Series 2016A
5 .000 06/01/42 4,820,754
805,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Classical Academies Project, Series 2017A
5 .000 10/01/44 774,621
235,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017
5 .000 06/01/37 235,024
235,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017
5 .000 06/01/47 217,689
1,500,000 (a),(d) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series 2016
4 .750 06/01/36 900,000
1,180,000 (a),(d) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series 2016
5 .000 06/01/46 708,000
1,890,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Envision Education, Series 2024A
5 .000 06/01/64 1,546,218
1,150,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Ivy Academia, Series 2021A
4 .000 06/01/41 902,118
1,500,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Ivy Academia, Series 2021A
4 .000 06/01/51 1,036,985
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Ivy Academia, Series 2021A
4 .000 06/01/61 638,550
675,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Kepler Neighborhood School, Series 2017A
5 .750 05/01/37 676,801
1,135,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Larchmont Charter School Project , Series 2018A
5 .000 06/01/55 1,022,449
560,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Orange County Educational Arts Academy Project, Series
2023A
5 .625 06/01/43 564,411

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 700,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Orange County Educational Arts Academy Project, Series
2023A
5 .875% 06/01/53 $ 701,234
425,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Partnerships to Uplift Communities Project, Refunding
Social Series 2023
5 .500 08/01/47 395,678
1,350,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rex and Margaret Fortune School of Education Series
2024A
5 .000 06/01/54 1,066,193
1,545,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rex and Margaret Fortune School of Education Series
2024A
5 .125 06/01/59 1,218,313
2,350,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rex and Margaret Fortune School of Education Series
2024A
5 .125 06/01/64 1,822,057
2,500,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2016A
5 .000 06/01/46 2,356,806
950,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2017A
5 .125 06/01/47 896,701
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2017A
5 .250 06/01/52 920,738
990,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools Obligated Group, Series
2017G
5 .000 06/01/37 987,824
925,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools Obligated Group, Series
2017G
5 .000 06/01/53 825,109
605,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Academy Obligated Group, Series
2021A
4 .000 06/01/31 586,229
3,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Academy Obligated Group, Series
2021A
4 .000 06/01/51 2,221,505
3,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Obligated Group, Series 2021A
4 .000 06/01/61 2,059,201
1,435,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group, Series
2023A
6 .000 06/01/63 1,367,332
490,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Social Bonds iLead Lancaster Project, Series 2021A
5 .000 06/01/41 455,649
1,450,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Social Bonds iLead Lancaster Project, Series 2021A
5 .000 06/01/51 1,255,533
3,250,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Urban Discovery Academy Project, Series 2024A
7 .000 06/01/54 2,928,090
335,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Urban Discovery Academy Project, Series 2024B
9 .000 06/01/34 336,916
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5 .125 03/01/52 724,805
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5 .250 03/01/62 703,465
2,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Vibrant Minds Charter School Project, Series 2025
7 .000 04/15/55 2,001,864
750,000 (a) California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Adams Campus
Project, Series 2019A
5 .000 06/01/40 748,779
650,000 (a) California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Adams Campus
Project, Series 2024A
5 .000 06/01/54 598,533
1,700,000 (a) California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Adams Campus
Project, Series 2024A
5 .000 06/01/64 1,515,773

Portfolio of Investments August 31, 2026
(continued)
California High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,725,000 (a) California School Finance Authority, Educational Facility Revenue
Bonds, River Springs Charter School Project, Series 2017A
5 .000% 07/01/47 $ 1,584,485
1,340,000 (a) California School Finance Authority, Educational Facility Revenue
Bonds, River Springs Charter School Project, Series 2017A
5 .000 07/01/52 1,179,066
1,195,000 (a) California School Finance Authority, Educational Facility Revenue
Bonds, River Springs Charter School Project, Series 2023A
5 .750 07/01/42 1,215,160
475,000 California School finance Authority, School Facility Revenue
Bonds,  ICEF - View Park Elementary and Middle Schools, Series
2014A
5 .625 10/01/34 475,063
1,000,000 California School finance Authority, School Facility Revenue
Bonds,  ICEF - View Park Elementary and Middle Schools, Series
2014A
5 .875 10/01/44 999,893
520,000 California School finance Authority, School Facility Revenue
Bonds,  ICEF - View Park Elementary and Middle Schools, Series
2014A
6 .000 10/01/49 513,574
3,050,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2015A
4 .125 07/01/35 2,945,843
1,000,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2015A
5 .000 07/01/45 972,528
2,000,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016C
5 .000 07/01/46 1,922,905
13,320,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2019
5 .000 07/01/54 12,049,117
1,200,000 California School Finance Authority, School Facility Revenue
Bonds, Green Dot Public Schools California Projects, Series
2022A
5 .375 08/01/42 1,211,932
1,150,000 California School Finance Authority, School Facility Revenue
Bonds, Green Dot Public Schools California Projects, Series
2022A
5 .750 08/01/52 1,156,886
725,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Refunding Series 2023A
5 .250 07/01/48 718,618
1,355,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A
6 .000 07/01/51 1,355,328
9,000,000 (c) California State University, Systemwide Revenue Bonds, Series
2024A, (UB)
4 .000 11/01/49 8,459,545
17,500,000 (c) California State University, Systemwide Revenue Bonds, Series
2026A, (UB)
5 .000 11/01/57 18,161,152
4,325,000 (a) California Statewide Communities Development Authority
Revenue Bonds, California Baptist University, Refunding Series
2017A
5 .000 11/01/41 4,113,274
580,000 University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P
5 .000 06/01/30 574,296
125,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5 .000 06/01/30 123,770
1,580,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5 .000 06/01/36 1,506,047
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 283,406,400
FINANCIAL - 1.4%
12,030,000 (c) City Of Pasadena, California, General Obligation Bonds, Series
2025, (UB)
5 .000 09/01/54 12,528,803
TOTAL FINANCIAL 12,528,803
HEALTH CARE - 5.4%
2,485,000 (c) California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
5 .000 11/15/49 2,485,832
7,800,000 (c) California Health Facilities Financing Authority, Revenue Bonds,
Lucile Salter Packard Children's Hospitial at Stanford, Series
2017A, (UB)
5 .000 11/15/56 7,832,801
1,455,000 California Municipal Finance Authority, Revenue Bonds, Clinicas
del Camino Real, Inc., Series 2020
4 .000 03/01/28 1,453,143

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 2,000,000 (a) California Municipal Finance Authority, Revenue Bonds,
Community Health Centers of the Central Coast, Inc., Series
2021A
5 .000% 12/01/46 $ 1,980,687
5,480,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/41 5,463,226
1,565,000 (c) California Municipal Financing Authority, Certificates of
Participation, Palomar Health, Series 2022A
5 .250 11/01/52 1,536,813
16,700,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .500 12/01/54 16,702,488
2,055,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/41 2,057,053
2,280,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 2,281,137
315,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .250 12/01/48 315,400
2,000,000 California Statewide Communities Development Authority,
Revenue Bonds, John Muir Health, Series 2018A
5 .000 12/01/57 1,929,003
6,100,000 (d) Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5 .250 04/01/54 4,209,000
1,500,000 Palomar Pomerado Health Care District, California, Certificates of
Participation, Series 2017
4 .000 11/01/47 1,183,486
200,000 Washington Township Health Care District, California, Revenue
Bonds, Series 2017A
5 .000 07/01/42 200,024
TOTAL HEALTH CARE 49,630,093
HOUSING/MULTIFAMILY - 17.1%
8,750,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Junior Series
2021A-2
4 .000 08/01/47 6,751,896
4,947,980 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5 .000 02/01/50 94,012
4,960,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments, Series
2021A-2
4 .000 02/01/50 3,638,645
5,875,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, The Arbors, Series 2020A
5 .000 08/01/50 5,409,378
18,480,000 (a) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 14,216,350
1,000,000 California Housing Finance Agency, California, Multifamily
Housing Revenue Bonds, Power Station Block 7B, Limited
Obligation Senior Series 2024L
5 .200 12/01/27 1,008,842
1,585,000 (a) California Housing Finance Agency, Multifamily Housing
Revenue Bonds, Redwood Gardens Apartments, Subordinate
Lien Series 2021N-S
4 .000 03/01/37 1,367,333
52,668 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series2019-1
4 .250 01/15/35 53,717
7,239,557 (e) California Municipal Finance Agency, Municipal Certificates,
Series 2025-2 Class A-1
4 .335 11/20/40 6,997,085
2,895,954 California Municipal Finance Authority, Affordable Housing
Certificates, Taxable Series 2026-1 Class A1
5 .350 06/20/46 3,047,142
2,375,000 California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Royal York Estates Projects Series 2020A
4 .000 02/15/55 1,867,896
2,980,000 (a) California Municipal Finance Authority, Revenue Bonds, Catalyst
Impact Fund 1 LLC Series 2024-II
7 .000 01/01/39 3,075,613
1,335,000 (a) California Public Finance Authority, University Housing Revenue
Bonds, National Campus Community Development - Claremont
Properties LLC Claremont Colleges Project, Refunding Series
2023A
5 .500 07/01/50 1,376,897

Portfolio of Investments August 31, 2026
(continued)
California High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 1,715,000 (a) California Public Finance Authority, University Housing Revenue
Bonds, National Campus Community Development - Claremont
Properties LLC Claremont Colleges Project, Refunding Series
2023A
6 .000% 07/01/53 $ 1,831,849
4,600,000 (a) California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing Project,
Refunding Series 2016A
5 .000 06/01/36 4,601,438
2,090,000 (a) California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing Project,
Refunding Series 2016A
5 .000 06/01/46 2,036,719
6,885,000 (a) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Series 2021A-2
4 .000 04/01/56 5,200,088
1,000,000 (a) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Subordinate Series
2021B
8 .000 04/01/56 786,070
1,000,000 (a) CMFA Special Financing Agency VIII, California, Essential
Housing Revenue Bonds, Elan Huntington Beach, Senior Lien
Series 2021A-1
3 .000 08/01/56 664,550
2,905,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 1818 Platinum Triangle-Anaheim,
Mezzanine Lien Series 2021B
4 .000 04/01/57 2,117,269
18,730,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-1
3 .500 10/01/46 14,587,389
2,500,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2
4 .000 10/01/56 1,882,664
3,375,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5 .000 01/01/54 2,901,066
2,000,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Escondido Portfolio, Social Senior Lien
Series 2021A-2
4 .000 06/01/58 1,517,442
5,915,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Link-Glendale, Series 2021A-2
4 .000 07/01/56 4,406,201
22,760,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2
4 .000 10/01/56 17,061,064
9,360,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3 .125 07/01/56 5,818,149
2,000,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Series
2021B
4 .000 07/01/58 1,049,243
4,000,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Social Series
2021A-2
4 .000 09/01/56 3,018,091
2,110,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond,
Mezzanine Senior Series 2021B
4 .000 12/01/56 1,566,042
2,500,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Union South Bay, Series 2021A-2
4 .000 07/01/56 2,009,328
2,625,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Vineyard Gardens Apartments, Senior
Lien Series 2021A
3 .250 10/01/58 1,801,802
5,050,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3 .125 06/01/57 3,017,331
2,000,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine
Lien Series 2021A-2
4 .000 12/01/58 1,491,004
2,145,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine
Lien Series 2021B
4 .000 12/01/59 1,091,135
6,155,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien
Series 2021A-1
3 .000 12/01/49 4,322,397

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 19,000,000 (a) HEART-SV, Housing Endowment and Regional Trust South Valley,
California, Essential Housing Revenue Bonds, Azara Apartments
LP, Series 2026A
5 .375% 06/01/61 $ 17,580,599
1,000,000 Independent Cities Finance Authority, California, Mobile Home
Park Revenue Bonds, Palomar Estates West, Refunding Series
2015
5 .000 09/15/36 1,000,627
315,000 La Verne, California, Mobile Home Park Revenue Bonds,
Copacabana Mobile Home Park, Refunding Series 2014
5 .000 06/15/49 314,987
2,110,000 Palmdale Housing Authority, California, Multifamily Housing
Revenue Bonds, Impression, La Quinta, Park Vista &
Summerwood Apartments, Series 2015
5 .250 06/01/45 1,999,021
11,875,000 (a),(b) Santa Barbara Housing Authority,California, Capital Appreciation
Housing Revenue Bonds, Subordinate Multifamily Bonds,
Jacaranda Court Series 2025A-S
0 .000 05/01/44 2,981,665
370,000 Santa Clara County Housing Authority, California, Multifamily
Housing Revenue Bonds, Blossom River Project, Series 1998A,
(AMT)
6 .500 09/01/39 369,653
TOTAL HOUSING/MULTIFAMILY 157,929,689
LONG-TERM CARE - 1.1%
9,810,000 (a),(e) California Public Finance Authority, Senior Living Revenue
Bonds, The Marisol HB LLC, Senior Series 2026A, (Mandatory Put
4/01/33)
5 .100 04/01/66 9,781,731
TOTAL LONG-TERM CARE 9,781,731
TAX OBLIGATION/GENERAL - 8.6%
1,205,000 (b) Jamul Dulzura Union School District, San Diego County,
California, General Obligation Bonds, Election 1995 Series
2004A - NPFG Insured
0 .000 11/01/28 1,130,383
5,000,000 (c) Oakland Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020, Series 2023A - AGM
Insured, (UB)
5 .250 08/01/48 5,219,969
5,000,000 (c) Oxnard School District, Ventura County, California, General
Obligation Bonds, Election of 2022 Series 2023A - BAM Insured,
(UB)
4 .125 08/01/50 4,680,861
1,350,000 (b) Paso Robles Joint Unified School District, San Luis Obispo
and Monteray Counties, California, General Obligation Bonds,
Election 2006 Series 2010A
0 .000 09/01/34 1,023,746
9,470,000 (c) Pittsburg Unified School District, Contra Costa County, California,
General Obligation Bonds, Refunding Series 2016, (UB)
4 .000 08/01/44 9,124,435
2,000,000 (b) Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 1,461,567
6,187,234 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 5,746,820
1,550,000 Sacramento City Unified School District, Sacramento County,
California, General Obligation Bonds, Election of 2020 Measure
H Series 2024B
5 .000 08/01/39 1,622,255
5,750,000 (c) San Diego Public Facilities Financing Authority, California, Lease
Revenue Bonds, Capital Improvement Projects, Series 2021A,
(UB)
4 .000 10/15/50 5,211,282
11,500,000 (c) San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds Election of 2016 Green Series 2022D-1, (UB)
4 .250 08/01/52 11,099,058
5,000,000 (c) San Luis Coastal Unified School District, San Luis Obispo County,
California, General Obligation Bonds, Election of 2022 Series
2023A, (UB)
4 .000 08/01/53 4,625,058
17,585,000 (c) Santa Ana Unified School District, Orange County, California,
General Obligation Bonds, 2018 Election Series 2022C, (UB)
4 .250 08/01/50 16,675,905
12,460,000 (c) Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2012 Election Series
2015B, (UB)
4 .000 08/01/45 11,274,791
TOTAL TAX OBLIGATION/GENERAL 78,896,130

Portfolio of Investments August 31, 2026
(continued)
California High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED - 32.9%
$ 1,000,000 Adelanto Community Facilities District Number 2006-2, San
Bernadino County, California, Special Tax Bonds, Series 2015A
5 .000% 09/01/45 $ 1,000,032
850,000 Alameda Community Facilities District No. 22-1, California,
Alameda Marina, Special Tax Bonds, Green Series 2023
5 .000 09/01/48 850,522
1,250,000 Alameda Community Facilities District No. 22-1, California,
Alameda Marina, Special Tax Bonds, Green Series 2023
5 .000 09/01/53 1,231,383
330,000 (b) Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0 .000 09/01/28 311,432
240,000 (b) Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0 .000 09/01/30 211,278
4,475,000 (b) Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0 .000 09/01/34 3,343,231
1,985,000 (b) Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0 .000 09/01/35 1,414,696
660,000 Beaumont Unified School District, California, Special Tax Bonds,
Community Facilities District 2020-1, Improvement Area 2 Series
2023
5 .000 09/01/48 658,425
875,000 Beaumont Unified School District, California, Special Tax Bonds,
Community Facilities District 2020-1, Improvement Area 2 Series
2023
5 .000 09/01/53 853,204
1,900,000 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series
2015
5 .000 05/01/38 1,900,928
1,500,000 (b) Brea Redevelopment Agency, Orange County, California, Tax
Allocation Bonds, Project Area AB, Series 2003 - AMBAC Insured
0 .000 08/01/28 1,420,578
1,700,000 Brentwood Infrastructure Financing Authority, California,
Infrastructure Revenue Bonds, Refunding Subordinated Series
2014B
5 .000 09/02/36 1,700,730
3,125,000 (b) California Community College Financing Authority, Lease
Revenue Bonds, Refunding Series 2003 - AMBAC Insured
0 .000 06/01/33 2,377,110
3,975,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2022C
6 .250 09/01/52 4,171,403
3,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2022D
6 .125 09/01/52 3,129,157
1,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024A
5 .125 09/01/54 995,404
1,070,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024B
5 .000 09/01/49 1,064,742
885,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024C
5 .000 09/01/49 860,683
540,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024C
4 .700 09/01/54 488,903
1,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024C
5 .000 09/01/54 959,831
1,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024D
5 .000 09/01/49 987,040
1,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024D
5 .000 09/01/54 965,501
1,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2020-06, Series 2022B
6 .000 09/01/52 1,036,695
2,160,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2020-6, County of Placer-
PV400, Series 2022
5 .250 09/01/52 2,170,088
500,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2022-8 City of Palmdale -
Wildflower/Creekside Encore Series 2024
5 .000 09/01/49 494,187
340,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Improvement Area
A Hesperia Silverwood, Series 2024
5 .000 09/01/49 333,787
800,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Improvement Area
A Hesperia Silverwood, Series 2024
5 .000 09/01/54 770,128

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,835,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-5 Sacramento County-
The GAP Improvement Area 1, Series 2024
5 .000% 09/01/49 $ 1,813,668
2,665,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-5 Sacramento County-
The GAP Improvement Area 1, Series 2024
5 .000 09/01/54 2,592,133
1,040,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-5 Sacramento County-
The GAP Improvement Area 2, Series 2025
5 .000 09/01/50 1,027,292
1,100,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-5 Sacramento County-
The GAP Improvement Area 2, Series 2025
5 .000 09/01/55 1,070,751
400,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-5, Improvement Area
1 Series 2023
5 .250 09/01/43 410,497
1,060,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-5, Improvement Area
1 Series 2023
5 .625 09/01/53 1,087,889
625,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2024-11 Lincoln City Hidden
Hills, Series 2026
5 .000 09/01/51 604,322
875,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2024-11 Lincoln City Hidden
Hills, Series 2026
5 .000 09/01/56 828,085
800,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2012-02,
Manteca Lifestyle Center, Series 2013A
5 .000 09/01/33 800,809
2,000,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2012-02,
Manteca Lifestyle Center, Series 2013A
5 .125 09/01/42 2,000,443
2,500,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2015-2 Rio
Bravo, Series 2015A
5 .625 09/01/45 2,501,414
1,200,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2018-02,
McSweeny, Improvement Area 1 Series 2023
5 .250 09/01/53 1,200,541
340,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2020-02
Improvement Area 2 Atwell, Series 2022
5 .250 09/01/52 341,066
475,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2020-02
Improvement Area 3 Atwell, Series 2024
5 .000 09/01/49 472,666
650,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2020-02
Improvement Area 3 Atwell, Series 2024
5 .000 09/01/54 628,502
2,400,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2020-02
Improvement Area 4 Atwell, Series 2024
5 .000 09/01/55 2,315,250
545,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2020-02
Improvement Area 5 Atwell, Series 2026
5 .000 09/01/46 539,817
865,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2020-02
Improvement Area 5 Atwell, Series 2026
5 .000 09/01/51 836,382
1,180,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2020-02
Improvement Area 5 Atwell, Series 2026
5 .000 09/01/56 1,120,100
2,000,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2021-02 Citro,
Series 2023
5 .000 09/01/53 1,975,991
1,635,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2022-07,
Improvement Area Number 1, Watson Ranch, Series 2023
5 .000 09/01/53 1,608,295

Portfolio of Investments August 31, 2026
(continued)
California High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 3,510,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Refunding Series 2015R-1
5 .000% 09/02/35 $ 3,512,822
1,120,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Refunding Series 2015R-1
5 .000 09/02/40 1,120,313
435,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2011A
8 .000 09/02/41 426,509
480,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2017A
5 .000 09/02/46 480,899
920,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2018B
5 .000 09/02/48 921,594
1,495,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2022C
5 .125 09/02/42 1,497,921
1,990,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2022C
5 .375 09/02/52 2,005,870
3,965,000 California Statewide Communities Development Authority,
Statewide Infrastructure Program Revenue Bonds, Series 2020C
4 .000 09/02/40 3,664,281
1,085,000 (b) Cathedral City Public Financing Authority, California, Tax
Allocation Bonds, Merged Redevelopment Project, Series 2000A
- NPFG Insured
0 .000 08/01/33 850,661
740,000 Chino, California, Special Tax Bonds, Community Facilities District
2003-3 Improvement Area 10, Series 2024.
5 .000 09/01/54 724,045
1,245,000 Chino, California, Special Tax Bonds, Community Facilities District
2003-3 Improvement Area 11, Series 2025
5 .000 09/01/50 1,226,394
1,765,000 Chino, California, Special Tax Bonds, Community Facilities District
2003-3 Improvement Area 11, Series 2025
5 .000 09/01/55 1,712,915
110,000 Compton Public Finance Authority, California, Lease Revenue
Bonds, Refunding & Various Capital Projects, Series 2008 -
AMBAC Insured
5 .250 09/01/27 110,130
210,000 Compton Public Finance Authority, California, Lease Revenue
Bonds, Refunding & Various Capital Projects, Series 2008 -
AMBAC Insured
5 .000 09/01/32 210,099
345,000 Corona, California, Special Tax Bonds, Community Facilities
District 2018-2 Sierra Bella, Series 2022A
5 .000 09/01/51 340,209
625,000 Dixon, California, Special Tax Bonds, Community Facilities District
2019-1 Homestead, Improvement Area 2, Series 2024
5 .000 09/01/46 627,607
1,000,000 Dixon, California, Special Tax Bonds, Community Facilities District
2019-1 Homestead, Improvement Area 2, Series 2024
5 .000 09/01/54 966,927
1,000,000 Dublin Community Facilities District 2015-1 Dublin Crossing,
California, Special Tax Bonds,  Improvement Area 4, Series 2022
5 .500 09/01/47 1,031,740
1,000,000 Dublin Community Facilities District 2015-1 Dublin Crossing,
California, Special Tax Bonds,  Improvement Area 4, Series 2022
5 .500 09/01/51 1,021,028
1,250,000 Dublin Community Facilities District 2015-1 Dublin Crossing,
California, Special Tax Bonds,  Improvement Area 5, Series 2023
5 .375 09/01/51 1,267,648
6,300,000 Dublin Community Facilities District 2015-1 Dublin Crossing,
California, Special Tax Bonds, Improvement  Area 2, Series 2019
5 .000 09/01/39 6,405,019
250,000 El Dorado County, California, Special Tax Bonds, Community
Facilities District 2005-2, Series 2006
5 .100 09/01/36 251,333
1,685,000 (a) Elsinore Valley Municipal Water District, California, Special Tax
Bonds, Community Facilities District 2020-1 Horsethief Area 1A,
Series 2021A
4 .000 09/01/41 1,507,207
1,245,000 (a) Elsinore Valley Municipal Water District, California, Special Tax
Bonds, Community Facilities District 2020-1 Horsethief Area 1A,
Series 2021A
4 .000 09/01/51 1,028,373
1,565,000 (a) Elsinore Valley Municipal Water District, California, Special
Tax Bonds, Community Facilities District 2020-1 Horsethief
Improvement Area 2A, Series 2021A
4 .000 09/01/41 1,399,869

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 2,325,000 (a) Elsinore Valley Municipal Water District, California, Special
Tax Bonds, Community Facilities District 2020-1 Horsethief
Improvement Area 2A, Series 2021A
4 .000% 09/01/51 $ 1,926,096
430,000 Fairfield, California, Special Tax Bonds, Community Facilities
District 2007-1 Fairfield Commons Project, Series 2008
6 .875 09/01/38 435,137
1,175,000 Fairfield, California, Special Tax Bonds, Community Facilities
District 2023-1 One Lake Planning Area 5 Improvement Area 1,
Series 2026A
5 .125 09/01/56 1,135,493
1,250,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 20 Russell
Ranch, Series 2020
5 .125 09/01/47 1,267,495
1,300,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 20 Russell
Ranch, Series 2020
5 .125 09/01/52 1,305,093
1,075,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 1, Series 2020
4 .000 09/01/45 964,808
4,000,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 1, Series 2022
5 .000 09/01/52 3,943,594
400,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 2, Series 2024
5 .000 09/01/49 395,350
460,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 2, Series 2024
5 .000 09/01/53 451,166
1,000,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 4, Series 2024
5 .000 09/01/49 995,086
1,000,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 4, Series 2024
5 .000 09/01/54 981,348
1,000,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Series 2022
5 .000 09/01/52 985,899
375,000 Fontana, California,  Special Tax Bonds, Community Facilities
District 106, Mountain View, Series 2022
4 .250 09/01/38 369,711
500,000 Fontana, California,  Special Tax Bonds, Community Facilities
District 106, Mountain View, Series 2022
4 .500 09/01/43 477,993
3,000,000 Fontana, California, Special Tax Bonds, Community Facilities
District 112 The Gardens Phase One, Series 2024
5 .000 09/01/49 2,969,135
2,620,000 Fontana, California, Special Tax Bonds, Community Facilities
District 112 The Gardens Phase One, Series 2024
5 .000 09/01/54 2,559,712
1,000,000 Hemet Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2021-7, Series
2023
5 .000 09/01/43 1,008,573
1,000,000 Hemet Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2021-7, Series
2023
5 .000 09/01/53 980,796
1,030,000 Imperial, California, Special Tax Bonds, Community Facilities
District 2005-1 Springfield, Series 2015A
5 .000 09/01/36 1,030,738
155,000 Indio Redevelopment Agency, California, Tax Allocation Bonds,
Merged Area Redevelopment Project, Subordinate Lien
Refunding Series 2008A
5 .250 08/15/28 155,417
3,380,000 Jurupa Unified School District, California, Special Tax Bonds,
Community Facilities District 9, Series 2015A
5 .000 09/01/45 3,383,128
1,120,000 Lake Elsinore Unified School District, California, Special Tax
Bonds, Community Facilities District 2004-2, Series 2005
5 .350 09/01/35 1,128,356
600,000 Lammersville Joint Unified School District, San Joaquin County,
California, Special Tax Bonds, Community Facilities District 2014-
1 Improvement Area 1 Mountain House School Facilities, Series
2017
5 .000 09/01/47 605,043
595,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
5, Series 2019
5 .650 09/01/38 600,829

Portfolio of Investments August 31, 2026
(continued)
California High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 945,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
5, Series 2019
5 .750% 09/01/43 $ 941,544
1,750,000 Los Angeles County Community Facilities District 2021-01,
California, Special Tax Bond, Valencia-Facilities Improvement
Area 1, Series 2022
5 .000 09/01/47 1,763,223
8,660,000 Madera County, California, Special Tax Bonds, Community
Facilities District 2021-1 Tesoro Viejo II Improvement Area 1,
Series 2022
5 .750 09/01/53 8,866,007
2,022,000 (b) Manteca Unified School District, San Joaquin County, California,
Certificates of Participation, Series 2004 - NPFG Insured
0 .000 09/15/33 1,576,955
3,000,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 3,064,312
500,000 Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2006-1, Series
2014
4 .250 09/01/44 458,210
1,325,000 Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2011-1,
Improvement Area 7, Series 2021
5 .125 09/01/47 1,341,482
2,000,000 Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2011-1,
Improvement Area 7, Series 2021
5 .250 09/01/52 2,015,494
1,000,000 Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilties District 2016-1,
Improvement Area B, Series 2022
4 .625 09/01/52 913,415
750,000 Menifee, California, Special Tax Bonds, Community Facilities
District 2021-1, Banner Park Series 2023A
5 .000 09/01/53 742,083
700,000 Menifee, California, Special Tax Bonds, Community Facilities
District 2022-1, Quartz Ranch Series 2023A
5 .000 09/01/48 702,541
1,000,000 Menifee, California, Special Tax Bonds, Community Facilities
District 2022-1, Quartz Ranch Series 2023A
5 .000 09/01/53 989,444
2,095,000 Menifee, California, Special Tax Bonds, Community Facilities
District 2023-1, Rockport Ranch Series 2024
5 .000 09/01/49 2,093,144
675,000 Mountain House Financing Authority, California, Special Tax
Bonds, Series 2026A
5 .000 09/01/56 642,671
1,100,000 Mountain House, California Special Tax Bonds, Community
Facilities District 2024-1  Improvement Area 3 Public Facilities &
Service, Series 2026
5 .000 09/01/51 1,068,082
1,300,000 Mountain House, California Special Tax Bonds, Community
Facilities District 2024-1  Improvement Area 3 Public Facilities &
Service, Series 2026
5 .000 09/01/56 1,245,242
825,000 Murrieta, California, Special Tax Bonds, Community Facilities
District 2005-5 Golden City Improvement Area A, Series 2017
5 .000 09/01/46 799,029
980,480 (d) Northstar Community Services District, California, Special Tax
Bonds, Community Facilities District 1, Refunding Series 2005
1 .908 09/01/28 196,096
2,926,584 (d) Northstar Community Services District, California, Special Tax
Bonds, Community Facilities District 1, Refunding Series 2005
1 .943 09/01/36 585,317
1,200,000 Ontario, California, Special Tax Bonds, Community Facilities
District 28 New Haven Facilities - Area A, Series 2017
5 .000 09/01/47 1,201,119
845,000 Ontario, California, Special Tax Bonds, Community Facilities
District 55 Parklane Facilities, Series 2022
5 .000 09/01/53 832,415
350,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2021-1 Rienda, Series 2022A
5 .000 08/15/42 354,905
3,400,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2021-1 Rienda, Series 2022A
5 .000 08/15/47 3,416,716
500,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2023-1 Rienda Phase 2B, Series 2023A
5 .500 08/15/53 512,686
1,225,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2025-1, Rienda 3, Improvement Area 1, Series
2026A
5 .000 08/15/51 1,218,243
1,900,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2025-1, Rienda 3, Improvement Area 1, Series
2026A
5 .000 08/15/56 1,876,299

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,230,000 (b) Palmdale Community Redevelopment Agency, California, Tax
Allocation Bonds, Merged Redevelopment Project Areas, Series
2002 - AMBAC Insured
0 .000% 12/01/30 $ 1,076,403
2,990,000 (b) Pittsburg Redevelopment Agency, California, Tax Allocation
Bonds, Los Medanos Community Development Project, Series
1999 - AMBAC Insured
0 .000 08/01/27 2,914,202
10,000,000 (b) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 3,599,493
2,610,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 2,395,936
1,590,000 Rancho Cordova, California, Special Tax Bonds, Communities
Facilities District 2014-1 Montelena, Series 2022
5 .000 09/01/42 1,604,917
250,000 Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2022-1 Arista Del Sol, Improvement Area 1
Series 2023
5 .000 09/01/38 258,733
525,000 Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2022-1 Arista Del Sol, Improvement Area 1
Series 2023
5 .125 09/01/43 533,693
1,300,000 Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2022-1 Arista Del Sol, Improvement Area 1
Series 2023
5 .375 09/01/53 1,317,462
585,000 Rancho Cordova, California, Special Tax Bonds, The Ranch
Community Facilities District 2021-1, Improvement Area No. 3,
Series 2025
5 .000 09/01/45 588,350
850,000 Rancho Cordova, California, Special Tax Bonds, The Ranch
Community Facilities District 2021-1, Improvement Area No. 3,
Series 2025
5 .000 09/01/50 839,613
1,085,000 Rancho Cordova, California, Special Tax Bonds, The Ranch
Community Facilities District 2021-1, Improvement Area No. 3,
Series 2025
5 .000 09/01/55 1,059,333
1,400,000 Rancho Mirage, California, Special Tax Bonds, Community
Facilities District 5 Section 31, Improvement Area 1 Series 2024A
5 .000 09/01/54 1,359,709
1,755,000 (b) Redwood City Redevelopment Agency, California, Tax Allocation
Bonds, Project Area 2, Series 2003A - AMBAC Insured
0 .000 07/15/29 1,606,573
1,260,000 (b) Redwood City Redevelopment Agency, California, Tax Allocation
Bonds, Project Area 2, Series 2003A - AMBAC Insured
0 .000 07/15/31 1,070,616
1,185,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Refunding Series 2022A-1 - AGM Insured
4 .250 09/01/47 1,122,880
1,000,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Subordinate Series 2022B-2
5 .000 09/01/42 1,002,733
1,525,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Subordinate Series 2022B-2
5 .250 09/01/47 1,522,435
2,015,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Subordinate Series 2022B-2
5 .000 09/01/52 1,890,131
1,000,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2019-1 Phase 2 Public
Improvements, Series 2019
4 .000 09/01/46 833,686
4,600,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2023-1 Improvement Area 3
Public Facilities, Series 2025
5 .000 09/01/50 4,396,531
6,500,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2023-1 Improvement Area 3
Public Facilities, Series 2025
5 .000 09/01/55 6,086,803
1,650,000 Riverside County, California, Special Tax Bonds, Community
Facilities District 03-1 Newport Road, Series 2014
5 .000 09/01/30 1,659,689
2,000,000 Riverside Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 38, Series 2025
5 .000 09/01/50 1,970,111
3,740,000 Riverside Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 38, Series 2025
5 .000 09/01/55 3,635,087

Portfolio of Investments August 31, 2026
(continued)
California High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,500,000 Riverside Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 40, Series 2025A
5 .000% 09/01/45 $ 1,509,782
2,375,000 Riverside Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 40, Series 2025A
5 .000 09/01/50 2,342,740
2,000,000 Riverside Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 40, Series 2025A
5 .000 09/01/55 1,952,687
1,010,000 (b) Rocklin Unified School District, Placer County, California, Special
Tax Bonds, Community Facilities District 2, Series 2007 - NPFG
Insured
0 .000 09/01/34 751,604
1,155,000 (b) Rocklin Unified School District, Placer County, California, Special
Tax Bonds, Community Facilities District 2, Series 2007 - NPFG
Insured
0 .000 09/01/35 823,888
935,000 (b) Rohnert Park Community Development Agency, California, Tax
Allocation Bonds, Series 1999
0 .000 08/01/33 734,055
2,635,000 Romoland School District, California, Special Tax Bonds,
Community Facilities District 2004-1 Heritage Lake Improvement
Area 3, Series 2013
5 .000 09/01/43 2,635,187
480,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Creekview Improvement Area 2, Series 2023
5 .000 09/01/43 483,360
1,500,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Creekview Improvement Area 2, Series 2023
5 .250 09/01/53 1,510,564
1,000,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Ranch at Sierra Vista, Public Facilities Series 2023
5 .000 09/01/43 1,007,393
1,150,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Ranch at Sierra Vista, Public Facilities Series 2023
5 .000 09/01/53 1,132,872
625,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Villages at Sierra Vista, Series 2022
4 .500 09/01/52 559,043
1,100,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Westbrook, Series 2014
5 .000 09/01/34 1,101,026
1,500,000 (a) Roseville, California, Special Tax Bonds, Community Facilities
District 5 Fiddyment Ranch Public Facilities, Series 2017
5 .000 09/01/47 1,501,109
2,500,000 Roseville, California, Special Tax Bonds, Creekview Phase 5
Community Facilities District 1, Series 2025
5 .000 09/01/50 2,412,381
1,500,000 Roseville, California, Special Tax Bonds, Creekview Phase 5
Community Facilities District 1, Series 2025
5 .000 09/01/55 1,425,606
2,755,000 Roseville, California, Special Tax Bonds, SVSP Westpark-Federico
Community Facilities District 1, Series 2022
5 .000 09/01/52 2,647,152
230,000 (f) Sabal Palm Community Development District, Florida, Special
Assessment Bonds, Series 2016
5 .500 11/01/46 230,121
1,510,000 (a),(c) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100. - AMBAC Insured, (IF)
12 .700 12/01/33 2,268,884
4,295,000 (b) Sacramento City Financing Authority, California, Tax Allocation
Revenue Bonds, Merged Downtown Sacramento and Oak Park
Projects, Series 2005A - FGIC Insured
0 .000 12/01/31 3,629,032
4,435,000 (b) Sacramento City Financing Authority, California, Tax Allocation
Revenue Bonds, Merged Downtown Sacramento and Oak Park
Projects, Series 2005A - FGIC Insured
0 .000 12/01/32 3,604,076
220,000 Sacramento, California, Special Tax Bonds, Community Facilities
District 05-1 College Square, Series 2007
5 .900 09/01/37 221,994
1,485,000 San Bernardino Community Facilities District Number 2020-1,
California, Special Tax Bonds, Series 2022
4 .500 09/01/52 1,286,678
330,000 San Bernardino County Financing Authority, California, Revenue
Bonds, Courthouse Facilities Project, Series 2007 - NPFG Insured
5 .500 06/01/37 341,685
550,000 San Bernardino County, California, Special Tax Bonds,
Community Facilities District 2006-1 Lytle Creek North
Improvement Area 1, Series 2015
5 .000 09/01/40 550,136
905,000 (a) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2023A
5 .000 09/01/43 853,141
1,525,000 (a) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2023A
5 .500 09/01/53 1,470,573

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 2,250,000 (a) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2025A
5 .000% 09/01/55 $ 2,091,508
2,100,000 (a) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Housing Increment Series  Series 2025B
5 .000 09/01/55 1,937,799
1,500,000 (a) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Housing Increment Series 2022B
5 .000 09/01/52 1,391,340
760,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Special Tax Bonds, Community
Facilities District 7, Hunters Point Shipyard Phase One
Improvements, Refunding Series 2014
5 .000 08/01/39 761,467
1,250,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds, Mission Bay
South Redevelopment Project, Series 2014A
5 .000 08/01/43 1,250,517
1,450,000 (a) San Francisco City and County Special Tax District 2020-1,
California, Special Tax Bonds, Mission Rock Facilities and
Services, Series 2023B
5 .750 09/01/53 1,490,117
1,000,000 (a) San Francisco City and County Special Tax District 2020-1,
California, Special Tax Bonds, Mission Rock Facilities and
Services, Shoreline Tax Zone 1 Series 2023C
5 .750 09/01/53 1,027,667
1,000,000 (c) San Francisco City and County, California, Special Tax Bonds,
Community Facilities District 2014-1 Transbay Transit Center,
Green Series 2022A, (UB)
5 .000 09/01/42 1,036,847
1,735,000 (c) San Francisco City and County, California, Special Tax Bonds,
Community Facilities District 2014-1 Transbay Transit Center,
Green Series 2022A, (UB)
5 .000 09/01/47 1,767,993
1,150,000 (c) San Francisco City and County, California, Special Tax Bonds,
Community Facilities District 2014-1 Transbay Transit Center,
Green Series 2022A, (UB)
5 .000 09/01/52 1,157,193
965,000 (a) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2023A
5 .250 09/01/48 971,285
2,050,000 (a) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2023A
5 .500 09/01/53 2,084,234
925,000 South San Francisco, California, Special Tax Bonds, Community
Facilities District 2021--1 Public Facilities & Services Oyster Point,
Series 2025
5 .125 09/01/50 927,397
1,600,000 South San Francisco, California, Special Tax Bonds, Community
Facilities District 2021--1 Public Facilities & Services Oyster Point,
Series 2025
5 .250 09/01/55 1,610,477
1,210,000 Stockton, California, Special Tax Bonds, Community Facilities
District 2018-2 Westlake Villages II Improvement Area 4, Series
2025
5 .000 09/01/45 1,204,057
2,600,000 Stockton, California, Special Tax Bonds, Community Facilities
District 2018-2 Westlake Villages II Improvement Area 4, Series
2025
5 .000 09/01/50 2,536,565
4,000,000 Stockton, California, Special Tax Bonds, Community Facilities
District 2018-2 Westlake Villages II Improvement Area 4, Series
2025
5 .000 09/01/55 3,847,222
5,000,000 Stockton, California, Special Tax Revenue Bonds, Community
Facilities District 19-1, Cannery Park II, Series 2022
5 .000 09/01/52 4,838,592
5,400,000 Sulphur Springs Union School District, California, Special Tax
Bonds, Community Facilities District 2014-1, Series 2022
4 .500 09/01/52 4,781,244
1,045,000 (a) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .250 09/01/47 1,058,368
1,750,000 Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2023A
5 .000 09/01/49 1,746,128
1,700,000 Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 23-02 Prado, Series 2025
5 .000 09/01/50 1,669,980
3,250,000 Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 23-02 Prado, Series 2025
5 .000 09/01/56 3,151,147

Portfolio of Investments August 31, 2026
(continued)
California High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,195,000 Tracy, California, Special Tax Bonds, Community Facilities District
2016-1 Tracy Hills,  Improvement Area 1, Series 2019
5 .000% 09/01/49 $ 1,173,163
2,700,000 Tracy, California, Special Tax Bonds, Community Facilities District
2016-1 Tracy Hills,  Improvement Area 2, Series 2023
5 .875 09/01/53 2,818,014
1,000,000 Val Verde Unified School District, California, Special Tax Bonds,
Community Facilities District 2018-2, Stratford Improvement Area
2 Series 2023
5 .000 09/01/54 988,677
700,000 Victor Valley Union High School District, San Bernardino County,
California, Special Tax Bonds, Community Facilities District 2007-
1, Series 2013
5 .000 09/01/43 700,042
1,000,000 (a) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5 .000 10/01/39 957,220
330,000 West Patterson Financing Authority, California, Special Tax Bonds,
Community Facilities District 2015-1 Arambel-KDN, Refunding
Series 2015
5 .250 09/01/35 330,352
785,000 West Patterson Financing Authority, California, Special Tax Bonds,
Community Facilities District 2015-1 Arambel-KDN, Refunding
Series 2015
5 .250 09/01/45 785,198
1,890,000 Westside Union School District, California, Special Tax Bonds,
Community Facilities District 2016-1 Improvement Area B, Series
2023
5 .250 09/01/52 1,817,852
600,000 Wildomar, California, Special Tax Bonds, Community Facilities
District 2023-1 Avalino, Series 2026
5 .000 09/01/51 589,172
550,000 Wildomar, California, Special Tax Bonds, Community Facilities
District 2023-1 Avalino, Series 2026
5 .000 09/01/55 537,798
290,000 (d) Yorkville United City Business District, Illinois, Storm Water and
Water Improvement Project Revenue Bonds, Series 2007
4 .800 01/01/27 98,600
TOTAL TAX OBLIGATION/LIMITED 303,728,214
TRANSPORTATION - 9.4%
500,000 (a) California Municipal Finance Authority, Revenue Bonds, Clay
Lacy Aviation Facilities - John Wayne Airport, Orange County
Project, Series 2026, (AMT)
6 .000 01/01/55 518,454
10,845,000 (c) Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2021A, (UB)
4 .000 01/15/46 9,890,867
5,000,000 (b) Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Series 2013A - AGM Insured
0 .000 01/15/37 3,350,135
10,000,000 (c) Los Angeles Department of Airport, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2018C, (AMT), (UB)
5 .000 05/15/44 10,051,850
375,174 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5 .250 07/01/38 375,263
10,000,000 (c) San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT), (UB)
5 .250 07/01/58 10,147,491
5,000,000 (c) San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT), (UB)
5 .000 07/01/51 5,012,655
20,000,000 (c) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT), (UB)
5 .750 05/01/48 21,284,970
18,000,000 (c) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2026A, (AMT), (UB)
5 .250 05/01/42 19,300,340
5,165,000 (c) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT),
(UB)
5 .000 05/01/48 5,167,257
100,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/49 100,028
50,000 (b) San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Series
1997A - NPFG Insured
0 .000 01/15/31 43,114
1,200,000 (a) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022B, (AMT)
6 .500 04/01/52 1,131,363
TOTAL TRANSPORTATION 86,373,787

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. GUARANTEED - 0.6% (g)
$ 2,320,000 (b) Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured,
(ETM)
0 .000% 09/01/35 $ 1,708,385
265,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017,
(Pre-refunded 6/01/27)
5 .000 06/01/37 269,228
265,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017,
(Pre-refunded 6/01/27)
5 .000 06/01/47 269,227
3,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group, Series
2020A, (Pre-refunded 6/01/28)
5 .000 06/01/60 3,102,090
180,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group, Series
2020B, (ETM)
5 .000 06/01/27 180,602
TOTAL U.S. GUARANTEED 5,529,532
UTILITIES - 16.2%
10,110,000 (c),(e) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2021B-1, (Mandatory Put
8/01/31), (UB)
4 .000 02/01/52 10,150,745
6,000,000 (c),(e) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023E-1, (Mandatory Put
3/01/31), (UB)
5 .000 02/01/54 6,248,021
17,555,000 (c),(e) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023F, (Mandatory Put
11/01/30), (UB)
5 .500 10/01/54 18,842,900
14,950,000 (c),(e) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023G, (Mandatory Put
4/01/30), (UB)
5 .250 11/01/54 15,672,134
10,000,000 (c),(e) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024B, (Mandatory Put
12/01/32), (UB)
5 .000 01/01/55 10,161,136
1,000,000 (e) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025C, (Mandatory Put
10/01/33)
5 .000 12/01/55 1,036,870
10,000,000 (c),(e) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025C, (Mandatory Put
10/01/33), (UB)
5 .000 12/01/55 10,368,700
10,000,000 (c),(e) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025D, (Mandatory Put
7/01/34), (UB)
5 .000 10/01/55 10,110,339
12,965,000 (c),(e) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025E, (Mandatory Put
5/01/35), (UB)
5 .000 10/01/56 13,661,766
1,100,000 (a) California Pollution Control Financing Authority Water Furnishing
Revenue Bonds (Poseidon Resources (Channelside) LP
Desalination Project), Series 2023, (AMT)
5 .000 11/21/45 1,139,328
15,170,000 (c),(e) Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35), (UB)
5 .000 12/01/55 16,019,660
25,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5 .500 11/15/28 26,224
7,185,000 (c) M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C, (UB)
7 .000 11/01/34 8,455,391
225,000 Pico Rivera Water Authority, California, Revenue Bonds,
Refunding Water System Project, Series 1999A - NPFG Insured
5 .500 05/01/29 232,809
1,500,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 1,507,649
5,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/37 5,182
8,000,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010YY
6 .125 07/01/40 5,199,742
1,140,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - NPFG Insured
5 .250 07/01/34 1,135,759

Portfolio of Investments August 31, 2026
(continued)
California High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,030,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
3 .625% 01/01/27 $ 706,697
165,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 01/01/27 109,933
1,695,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 01/01/27 1,139,869
1,415,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
4 .800 07/01/29 950,768
2,000,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Taxable Series 2010BBB
5 .400 07/01/28 1,323,968
25,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Refunding
Series 2005SS
4 .625 07/01/30 16,987
85,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2003NN
5 .500 01/01/26 56,116
915,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375 01/01/27 605,968
295,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .500 07/01/38 194,583
500,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5 .250 07/01/25 331,004
135,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5 .000 07/01/26 89,946
200,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
4 .800 07/01/27 136,549
1,445,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4 .625 01/01/27 969,888
220,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .250 07/01/30 144,579
4,430,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
6 .750 07/01/36 2,923,010
2,380,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
5 .950 07/01/30 1,557,238
1,000,000 Southern California Public Power Authority, Natural Gas Project 1
Revenue Bonds, Series 2007A
5 .000 11/01/29 1,035,768
220,000 Southern California Public Power Authority, Natural Gas Project 1
Revenue Bonds, Series 2007A
5 .000 11/01/33 229,762
2,002,679 (a) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Series 2024A
8 .000 08/31/26 2,002,679
137,170 (a) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Refunding Series 2024B
10 .250 08/31/26 137,170
5,020,000 West County Facilities Financing Authority, California,
Wastewater Revenue Bonds, Green Series 2021
4 .000 06/01/46 4,647,938
TOTAL UTILITIES 149,284,775
TOTAL MUNICIPAL BONDS
(Cost $1,192,664,129) 1,154,091,669
TOTAL LONG-TERM INVESTMENTS
(Cost $1,192,664,129) 1,154,091,669
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.2%
X 1,525,000
REPURCHASE AGREEMENTS - 0.2%
X –
$ 1,525,000 (h) Fixed Income Clearing Corporation 3 .600 09/01/26 $ 1,525,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,525,000) 1,525,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,525,000) 1,525,000
TOTAL INVESTMENTS - 125.4%
(Cost $1,194,189,129) 1,155,616,669
FLOATING RATE OBLIGATIONS - (27.0)%   (248,650,000)
OTHER ASSETS & LIABILITIES, NET - 1.6% 14,655,141
NET ASSETS - 100% $ 921,621,810

See Notes to Financial Statements
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse
Trust unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $382,356,447 or 33.1% of Total Investments.
(b) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h) Agreement with Fixed Income Clearing Corporation, 3.600% dated 8/31/26 to be repurchased at $1,525,153 on 9/1/26, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 10/31/32, valued at $1,555,596.

Portfolio of Investments August 31, 2026
California Municipal Bond
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 100.2%
X 1,650,629,019
MUNICIPAL BONDS - 100.2%
X –
CONSUMER STAPLES - 0.0%
$ 370,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000% 06/01/49 $ 328,098
TOTAL CONSUMER STAPLES 328,098
EDUCATION AND CIVIC ORGANIZATIONS - 11.4%
5,825,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5 .000 08/01/45 5,550,410
2,040,000 California Educational Facilities Authority, Revenue Bonds,
University of the Pacific, Series 2023
5 .000 11/01/43 2,142,034
3,240,000 California Educational Facilities Authority, Revenue Bonds,
University of the Pacific, Series 2023
4 .250 11/01/48 3,038,460
2,435,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, California Science Center Phase III Project,
Green Series 2021B
4 .000 05/01/41 2,292,921
5,115,000 (a) California Infrastructure and Economic Development Bank,
Revenue Bonds, J Paul Getty Trust, Refunding Series 2020B-2,
(Mandatory Put 10/01/26)
3 .000 10/01/47 5,116,864
3,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Los Angeles County Museum of Natural History
Foundation, Series 2020
4 .000 07/01/50 2,668,851
20,175,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building, Series
2025
4 .500 05/15/55 19,671,470
2,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building, Series
2025
5 .250 05/15/59 2,087,678
500,000 California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2015A
5 .250 10/01/45 482,057
1,325,000 California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2015A
5 .250 10/01/45 1,277,452
3,250,000 California Municipal Finance Authority, Academic Facilities
Revenue Bonds, Scripps College Series 2025
5 .000 07/01/50 3,305,797
1,225,000 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project,
Series 2014A
5 .000 01/01/35 1,073,564
8,595,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
4 .000 12/31/47 7,512,562
6,980,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/47 6,895,354
210,000 (b) California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series 2017
5 .000 06/01/27 210,984
250,000 (b) California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series 2017
5 .000 06/01/54 219,970
2,935,000 (b) California School Finance Authority Charter School Revenue
Bonds, Fenton Schools - Obligated Group, Series 2020A
5 .000 07/01/50 2,612,147
1,045,000 (b) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2015A
5 .000 08/01/40 1,018,614
1,100,000 (b) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2015A
5 .000 08/01/45 1,040,667
450,000 (b) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/36 442,631
460,000 (b) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/46 430,438
1,915,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5 .000 06/01/59 1,518,389
815,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group,Issue No.6, Series
2020A
5 .000 08/01/52 738,349

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 235,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017
5 .000% 06/01/47 $ 217,689
410,000 (b),(c) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series 2016
5 .000 06/01/46 246,000
500,000 (b),(c) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series 2016
5 .000 06/01/51 300,000
375,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Kepler Neighborhood School, Series 2017A
5 .750 05/01/37 376,001
720,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Lifeline Education Charter School Project, Series 2020A
5 .000 07/01/55 660,784
550,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Partnerships to Uplift Communities Project, Refunding
Social Series 2023
5 .500 08/01/43 522,190
285,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2016A
5 .000 06/01/36 285,012
250,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2017A
5 .250 06/01/52 230,185
280,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Stem Preparatory Schools Obligated Group, Series 2023A
5 .000 06/01/43 268,206
750,000 (b) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2015A
5 .000 07/01/45 729,396
830,000 (b) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016A
5 .000 07/01/46 798,006
5,235,000 (b) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016C
5 .250 07/01/52 4,966,453
3,125,000 (b) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2019
5 .000 07/01/49 2,905,211
680,000 (b) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2021A
4 .000 07/01/48 549,145
545,000 (b) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Refunding Series 2023A
5 .000 07/01/40 542,384
15,325,000 California State University, Systemwide Revenue Bonds, Series
2017A
5 .000 11/01/47 15,423,656
3,100,000 California State University, Systemwide Revenue Bonds, Series
2018A
5 .000 11/01/43 3,183,399
15,665,000 California State University, Systemwide Revenue Bonds, Series
2018A
5 .000 11/01/48 15,934,698
5,210,000 California State University, Systemwide Revenue Bonds, Series
2019A
5 .000 11/01/49 5,315,616
1,000,000 California Statewide Community Development Authority,
Certificates of Participation, Methodist Hospital of Southern
California, Series 2018
5 .000 01/01/48 1,007,475
1,115,000 San Diego County, California, Limited Revenue Obligations,
Sanford Burnham Prebys Medical Discovery Institute, Series
2015A
5 .000 11/01/28 1,115,613
11,620,000 University of California, General Revenue Bonds, Limited Project
Series 2018O
5 .000 05/15/43 11,860,243
20,550,000 University of California, General Revenue Bonds, Series 2025CE 5 .000 11/15/41 22,036,410
20,000,000 University of California, General Revenue Bonds, Series 2025CF 5 .000 11/15/26 20,108,852
6,665,000 University of California, General Revenue Bonds, Series 2025CH 5 .500 05/15/43 7,431,486
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 188,361,773
FINANCIALS - 0.0%
6,811 (d) Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit
Exchanged From Cusip 74529JAN5
0 .000 08/01/47 2,250
TOTAL FINANCIALS 2,250

Portfolio of Investments August 31, 2026
(continued)
California Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE - 16.7%
$ 17,205,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5 .000% 11/15/46 $ 17,293,057
3,815,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2017A
5 .000 11/15/48 3,852,145
1,225,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A
5 .000 11/15/36 1,245,585
11,100,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A
5 .000 11/15/48 11,217,201
11,100,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2026A
5 .000 11/15/56 11,230,776
7,000,000 California Health Facilities Financing Authority, Revenue Bonds,
Cedars-Sinai Health System, Series 2021A
4 .000 08/15/48 6,528,007
3,850,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/47 3,769,960
6,655,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2012A
4 .000 11/15/39 6,365,245
7,850,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
4 .000 11/15/45 6,903,348
11,270,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
5 .000 11/15/49 11,273,776
10,750,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/40 10,348,585
3,175,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/45 2,910,697
35,085,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/49 31,442,363
1,825,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B
5 .000 10/01/44 1,825,553
2,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series 2024A
5 .000 07/01/44 2,019,513
32,335,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series 2024A
5 .250 07/01/49 32,669,955
250,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/47 243,874
1,810,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/36 1,811,328
11,500,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/41 11,464,798
6,750,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .000 11/01/47 6,303,800
3,810,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/47 3,676,053
5,300,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5 .000 02/01/47 5,227,339
2,950,000 California Municipal Financing Authority, Certificates of
Participation, Palomar Health, Series 2022A
5 .250 11/01/52 2,896,868
2,000,000 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2017
5 .000 10/15/47 1,930,742
15,050,000 California Public Finance Authority, Revenue Bonds, Sharp
HealthCare, Series 2017A
5 .000 08/01/47 15,181,308
4,000,000 California Statewide Communities Development Authority,
California, Redlands Community Hospital, Revenue Bonds, Series
2016
5 .000 10/01/46 4,002,360
6,000,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/44 6,000,963
20,750,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 20,760,344
8,400,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .500 12/01/58 8,415,668
1,305,000 California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series 2015A
5 .000 03/01/35 1,305,753

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 10,875,000 California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series 2018A
5 .000% 03/01/48 $ 10,884,957
10,000,000 California Statewide Communities Development Authority,
Revenue Bonds, Marin General Hospital, Green Series 2018A
4 .000 08/01/45 8,886,146
1,365,000 California Statewide Community Development Authority, Health
Revenue Bonds, Enloe Medical Center, Refunding Series 2022A
- AGM Insured
5 .250 08/15/52 1,366,448
1,630,000 Upland, California, Certificates of Participation, San Antonio
Regional Hospital, Series 2017
5 .000 01/01/47 1,630,651
2,800,000 Washington Township Health Care District, California, Revenue
Bonds, Series 2017A
5 .000 07/01/42 2,800,333
TOTAL HEALTH CARE 275,685,499
HOUSING/MULTIFAMILY - 14.2%
4,670,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4 .000 02/01/56 2,848,004
15,920,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Junior Series
2021A-2
4 .000 08/01/47 12,284,592
6,599,873 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5 .000 02/01/50 125,398
560,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments, Series
2021A-2
4 .000 02/01/50 410,815
425,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, The Arbors, Series 2020A
5 .000 08/01/50 391,317
2,850,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Verdant at Green Valley Apartments,
Series 2019A
5 .000 08/01/49 2,598,970
25,810,000 (b) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 19,855,194
9,578,892 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2019-2
4 .000 03/20/33 9,652,010
11,781,599 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-1
3 .500 11/20/35 11,224,269
1,333,162 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series2019-1
4 .250 01/15/35 1,359,714
9,480,947 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Social Certificates Series 2023-1
4 .375 09/20/36 9,435,936
8,163,122 (a) California Municipal Finance Agency, Municipal Certificates,
Series 2025-2 Class A-1
4 .335 11/20/40 7,889,717
4,978,462 California Municipal Finance Agency, Municipal Certificates,
Series 2026-1 Class A-1
4 .050 07/20/41 4,716,516
2,496,512 California Municipal Finance Authority, Affordable Housing
Certificates, Taxable Series 2026-1 Class A1
5 .350 06/20/46 2,626,847
2,900,000 California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Caritas Projects, Social Series 2024A
5 .000 08/15/59 2,821,696
23,205,000 (b) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Series 2021A-2
4 .000 04/01/56 17,526,224
5,675,000 (b) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Enclave Apartments, Senior Series 2022A-1
4 .000 08/01/58 4,209,780
8,660,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series
2021A-2
3 .250 05/01/57 5,824,907
5,230,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Senior
Lien Series 2021A
4 .000 10/01/56 4,205,316
2,000,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-1
3 .500 10/01/46 1,557,650
26,965,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2
4 .000 10/01/56 20,306,417
16,355,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5 .000 01/01/54 14,058,349

Portfolio of Investments August 31, 2026
(continued)
California Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 920,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Escondido Portfolio, Social Senior Lien
Series 2021A-1
3 .000% 06/01/48 $ 645,916
2,405,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-1
2 .875 08/01/41 2,135,116
4,640,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-2
3 .125 08/01/56 3,348,090
19,550,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2
4 .000 10/01/56 14,654,825
1,615,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3 .000 07/01/43 1,243,573
4,750,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3 .125 07/01/56 2,952,586
395,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Orange City Portfolio, Mezzanine Lien
Series 2021B
4 .000 03/01/57 288,011
15,090,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Parallel-Anaheim Series 2021A
4 .000 08/01/56 12,884,393
3,765,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond,
Mezzanine Senior Series 2021B
4 .000 12/01/56 2,794,383
5,730,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Union South Bay, Series 2021A-2
4 .000 07/01/56 4,605,379
7,475,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Vineyard Gardens Apartments, Senior
Lien Series 2021A
3 .250 10/01/58 5,130,845
2,100,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Waterscape Apartments, Mezzanine
Lien Series 2021B
4 .000 09/01/46 1,757,508
3,995,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-1
3 .000 06/01/47 2,825,033
16,280,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3 .125 06/01/57 9,727,157
2,100,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine
Lien Series 2021A-2
4 .000 12/01/58 1,565,554
7,545,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien
Series 2021A-1
3 .000 12/01/49 5,298,535
2,480,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4 .400 12/01/54 2,191,587
4,325,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4 .550 12/01/61 3,962,766
TOTAL HOUSING/MULTIFAMILY 233,940,895
TAX OBLIGATION/GENERAL - 10.7%
8,000,000 Antioch Unified School District, Contra Costa County, California,
General Obligation Bonds, Election 2024 Series 2024A
4 .000 08/01/47 7,339,674
5,570,000 (e) Bakersfield City School District, Kern County, California, General
Obligation Bonds, Series 2012C
0 .000 05/01/42 4,375,145
2,500,000 California State, General Obligation Bonds, Various Purpose
Series 2016
5 .000 09/01/45 2,504,129
835,000 California State, General Obligation Bonds, Various Purpose
Series 2016
5 .000 09/01/46 836,284
1,770,000 California State, General Obligation Bonds, Various Purpose
Series 2020
4 .000 11/01/45 1,700,958
5,000,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/50 5,208,343

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 3,385,000 Chino Valley Unified School District, San Bernardino County,
California, General Obligation Bonds, 2016 Election Series
2020B
5 .000% 08/01/55 $ 3,440,396
4,900,000 Corona-Norco Unified School District, Riverside County,
California, General Obligation Bonds, Election 2014, Series
2019C
4 .000 08/01/49 4,467,121
2,745,000 Grossmont-Cuyamaca Community College District, California,
General Obligation Bonds, Refunding Series 2018
4 .000 08/01/47 2,565,835
7,000,000 Hacienda La Puente Unified School District, Los Angeles County,
California, General Obligation Bonds, 2016 Election, Series
2017A
4 .000 08/01/47 6,662,452
5,390,000 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Dedicated Ad Valorem
Property Tax, Series 2026QRR
4 .250 07/01/50 5,126,759
15,000,000 Los Angeles, California, Tax & Revenue Anticipation Notes, Series
2026
5 .000 06/24/27 15,316,286
6,225,000 Manteca Unified School District, San Joaquin County, California,
General Obligation Bonds, Election 2014 Series 2017B
4 .000 08/01/42 5,835,481
10,000,000 Marin Healthcare District, Marin County, California, General
Obligation Bonds, 2013 Election, Series 2015A
4 .000 08/01/40 9,513,628
4,040,000 Morgan Hill Unified School District, Santa Clara County,
California, General Obligation Bonds, Election 2012 Series
2017B
4 .000 08/01/47 3,817,514
2,290,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2018,
Series 2019A
5 .000 08/01/44 2,370,415
8,890,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2024,
Series 2025A
5 .250 08/01/55 9,322,910
9,440,000 (e) Paramount Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2006 Series 2011
6 .375 08/01/45 10,595,010
11,966,172 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 12,162,692
7,070,089 (d) Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 5,166,703
6,985,000 Rio Hondo Community College District, California, General
Obligation Bonds, 2024 Election, Series 2025A
5 .250 08/01/55 7,325,144
31,645,000 Riverside County, California, Tax and Revenue Anticipation Notes,
Series 2026
5 .000 06/30/27 32,354,085
1,535,000 (e) San Leandro Unified School District, Alameda County, California,
General Obligation Bonds, Election 2006 Series 2010C - AGC
Insured
7 .000 08/01/39 1,623,178
2,000,000 (e) Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, 20008 Election Series
2009A - AGC Insured
5 .750 08/01/31 2,004,722
3,080,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2004 Election Series
2013B
5 .000 08/01/43 3,080,457
645,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2012 Election Series
2013A
5 .500 08/01/40 649,292
8,640,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2012 Election Series
2015B
4 .000 08/01/45 7,818,154
3,500,000 (e) Yosemite Community College District, California, General
Obligation Bonds, Capital Appreciation, Election 2004, Series
2010D
0 .000 08/01/42 3,169,033
TOTAL TAX OBLIGATION/GENERAL 176,351,800

Portfolio of Investments August 31, 2026
(continued)
California Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED - 12.2%
$ 1,035,000 Beaumont, California, Special Tax Bonds, Community Facilities
District 93-1 Improvement Area 8D, Series 2018A
5 .000% 09/01/48 $ 1,037,768
1,655,000 Bell Community Housing Authority, California, Lease Revenue
Bonds, Series 2005 - AMBAC Insured
5 .000 10/01/36 1,644,071
200,000 Brentwood Infrastructure Financing Authority, California,
Infrastructure Revenue Bonds, Refunding Subordinated Series
2014B
5 .000 09/02/36 200,086
1,525,000 (d) California Community College Financing Authority, Lease
Revenue Bonds, Refunding Series 2003 - AMBAC Insured
0 .000 06/01/33 1,160,029
2,040,000 California Infrastructure and Economic Development Bank, Lease
Revenue Bonds, California State Teachers Retirement System
Headquarters Expansion, Green Bond-Climate Bond Certified
Series 2019
5 .000 08/01/44 2,086,417
750,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2020A
4 .000 09/01/45 665,411
4,325,000 California State Public Works Board, Lease Revenue Bonds,
California Air Resources Board, Southern California Headquarters
- Mary D. Nichols Campus, Green Series 2022D
4 .000 05/01/47 4,012,154
160,000 (b) California Statewide Communities Development Authority,
Limited Obligation Improvement Bonds, Open PACE, Property
Assessment Clean Energy, GreenRock, HR Ontario Hotel Project,
Series 2026
5 .125 09/02/48 158,470
325,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2011A
8 .000 09/02/41 318,656
945,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2016B
5 .000 09/02/46 945,057
1,000,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2018A
5 .000 09/02/47 1,002,955
775,000 City of Dublin, California, Community Facilities District No. 2015-
1, Dublin Crossing, Improvement Area No. 1, Special Tax Bonds,
Series 2017
5 .000 09/01/37 781,462
800,000 Corona, California, Special Tax Bonds, Community Facilities
District 2018-1 Bedford, Series 2018A
5 .000 09/01/43 802,441
1,800,000 Dublin Community Facilities District 2015-1 Dublin Crossing,
California, Special Tax Bonds, Improvement  Area 2, Series 2019
5 .000 09/01/44 1,811,582
1,000,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 19 Mangini
Ranch, Series 2019
5 .000 09/01/49 1,000,377
1,000,000 Huntington Beach, California, Special Tax Bonds, Community
Facilities District 2003-1 Huntington Center, Refunding Series
2013
5 .375 09/01/33 1,001,148
4,585,000 Irvine Facilities Financing Authority, California, Special Tax
Revenue Bonds, Great Park Infrastructure Project Series 2023A
5 .000 09/01/42 4,860,585
1,400,000 Lammersville Joint Unified School District, San Joaquin County,
California, Special Tax Bonds, Community Facilities District 2014-
1 Improvement Area 1 Mountain House School Facilities, Series
2017
5 .000 09/01/47 1,411,767
935,000 Lathrop, California, Limited Obligation Improvement Bonds,
Crossroads Assessment District, Series 2015
5 .000 09/02/40 935,009
1,000,000 Los Angeles County Facilities Inc, California, Lease Revenue
Bonds, Vermont Corridor County Administration Building, Series
2018A
5 .000 12/01/51 1,010,754
5,075,000 Los Angeles County Metropolitan Transportation Authority,
California, Proposition C Sales Tax Revenue Bonds, Green Senior
Lien Series 2019A
5 .000 07/01/44 5,218,339
7,000,000 Los Angeles County Public Works Financing Authority, California,
Lease Revenue Bonds, Series 2019E-1
5 .000 12/01/44 7,224,447
5,920,000 Los Angeles County Public Works Financing Authority, California,
Lease Revenue Bonds, Series 2025J
5 .250 12/01/50 6,276,071
325,000 Menifee, California, Special Tax Bonds, Community Facilities
District 2021-1, Banner Park Series 2023A
5 .000 09/01/48 326,035

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,455,000 Modesto, California, Speical Tax Bonds, Community Faclities
District 2004-1 Village One 2, Refunding Series 2014
5 .000% 09/01/28 $ 1,457,584
1,100,000 (f) Moreno Valley Unified School District, Riverside County,
California, Special Tax Bonds, Community Facilities District 2023-
3, Series 2026
5 .000 09/01/51 1,087,778
1,625,000 (f) Moreno Valley Unified School District, Riverside County,
California, Special Tax Bonds, Community Facilities District 2023-
3, Series 2026
5 .000 09/01/56 1,580,373
3,250,000 Oakland Redevelopment Successor Agency, California, Tax
Allocation Bonds, Refunding Subordinated Series 2015-TE - AGM
Insured
5 .000 09/01/35 3,254,436
3,215,000 Oakland Redevelopment Successor Agency, California, Tax
Allocation Bonds, Refunding Subordinated Series 2015-TE - AGM
Insured
5 .000 09/01/36 3,218,942
255,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2015-1 Esencia Village, Series 2015A
5 .250 08/15/45 255,272
27,597,000 (d) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 9,933,521
27,031,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 26,233,182
5,920,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 5,434,460
7,525,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 7,105,387
525,000 Rialto Community Facilities District 2024-1, California,
(Renaissance) Special Tax Bond, Series 2026
5 .000 09/01/51 519,905
500,000 Rialto Community Facilities District 2024-1, California,
(Renaissance) Special Tax Bond, Series 2026
5 .000 09/01/55 488,908
4,180,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Refunding Series 2022A-1 - AGM Insured
5 .250 09/01/52 4,321,378
415,000 Riverside Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 32, Series 2020
4 .000 09/01/45 365,385
60,000,000 San Diego, California, General Obligation Bonds, Tax & Revenue
Anticipation Note Series 2026-27
5 .000 06/30/27 61,289,028
3,390,000 San Francisco Bay Area Rapid Transit District, California, Sales Tax
Revenue Bonds, Series 2019A
4 .000 07/01/38 3,370,218
345,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Special Tax Bonds, Community
Facilities District 7, Hunters Point Shipyard Phase One
Improvements, Refunding Series 2014
5 .000 08/01/39 345,666
40,000 Signal Hill Redevelopment Agency, California, Project 1 Tax
Allocation Bonds, Series 2011
7 .000 10/01/26 40,130
2,235,000 Stockton Public Financing Authority, California, Revenue Bonds,
Arch Road East Community Facility District 99-02, Series 2018A
5 .000 09/01/43 2,240,724
380,000 Stockton, California, Special Tax Bonds, Community Facilities
District 2018-2 Westlake Villages II Improvement Area 2, Series
2024
5 .000 09/01/44 373,921
525,000 Stockton, California, Special Tax Bonds, Community Facilities
District 2018-2 Westlake Villages II Improvement Area 2, Series
2024
5 .000 09/01/49 505,805
650,000 Stockton, California, Special Tax Bonds, Community Facilities
District 2018-2 Westlake Villages II Improvement Area 2, Series
2024
5 .000 09/01/54 618,421
105,000 (b) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .125 09/01/37 106,918
1,345,000 Tracy, California, Special Tax Bonds, Community Facilities District
2016-1 Tracy Hills,  Improvement Area 2, Series 2023
5 .625 09/01/43 1,399,836
3,120,000 Transbay Joint Powers Authority, California, Tax Allocation Bonds,
Senior Green Series 2020A
5 .000 10/01/45 3,100,720
625,000 Val Verde Unified School District, California, Special Tax Bonds,
Community Facilities District 2018-2, Stratford Improvement Area
2 Series 2023
5 .000 09/01/48 626,990

Portfolio of Investments August 31, 2026
(continued)
California Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 7,600,000 Vista Community Development Commission Taxable Non-
Housing Tax Allocation Revenue Bonds, California, Vista
Redevelopment Project, Series 2011
6 .000% 09/01/33 $ 7,623,285
7,920,000 Vista Community Development Commission Taxable Non-
Housing Tax Allocation Revenue Bonds, California, Vista
Redevelopment Project, Series 2011
6 .125 09/01/37 7,943,997
TOTAL TAX OBLIGATION/LIMITED 200,733,261
TRANSPORTATION - 18.9%
23,000,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Second Subordinate Series 2026SSL-1
5 .000 04/01/38 25,884,384
4,375,000 Burbank-Glendale-Pasadena Airport Authority, California, Airport
Revenue Bonds, Senior Series 2024B - AGM Insured, (AMT)
4 .375 07/01/49 4,120,658
18,840,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2021A
4 .000 01/15/46 17,182,474
13,895,000 (f) Los Angeles Department of Airport, California, Revenue Bonds,
Los Angeles International Airport, Refunding Senior Green Series
2026A, (AMT)
5 .000 05/15/56 13,808,822
2,255,000 Los Angeles Department of Airport, California, Revenue Bonds,
Los Angeles International Airport, Refunding Subordinate Lien
Private Activity Series 2021A, (AMT)
5 .000 05/15/46 2,281,562
24,440,000 Los Angeles Department of Airport, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2018C, (AMT)
5 .000 05/15/44 24,566,721
9,680,000 Los Angeles Department of Airport, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (AMT)
5 .000 05/15/37 10,138,268
6,995,000 Los Angeles Department of Airport, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2022A, (AMT)
5 .000 05/15/45 7,084,332
5,050,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Green Series 2022G, (AMT)
5 .000 05/15/52 5,028,983
1,550,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Series 2022C, (AMT)
4 .000 05/15/37 1,524,364
1,250,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Series 2022C, (AMT)
4 .000 05/15/38 1,219,473
1,930,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Series 2022C, (AMT)
4 .000 05/15/39 1,866,269
2,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2019D, (AMT)
5 .000 05/15/30 2,075,543
2,415,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2019D, (AMT)
5 .000 05/15/34 2,486,729
1,695,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2019D, (AMT)
5 .000 05/15/35 1,741,030
3,500,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2019D, (AMT)
5 .000 05/15/39 3,558,154
3,600,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2019F,
(AMT)
5 .000 05/15/37 3,701,218
10,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2019F,
(AMT)
5 .000 05/15/44 10,113,358
1,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2022A, (AMT)
4 .000 05/15/49 875,427
16,305,000 Riverside County Transportation Commission, California, Toll
Revenue Second Lien Bonds, RCTC 91 Express Lanes, Refunding
Series 2021C
4 .000 06/01/47 15,018,723

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 3,085,000 Riverside County Transportation Commission, California, Toll
Revenue Senior Lien Bonds, RCTC 91 Express Lanes, Refunding
Series 2021B-1
4 .000% 06/01/40 $ 3,043,657
10,815,000 Riverside County Transportation Commission, California, Toll
Revenue Senior Lien Bonds, RCTC 91 Express Lanes, Refunding
Series 2021B-1
4 .000 06/01/46 10,076,463
4,230,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT)
5 .000 07/01/48 4,266,732
10,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT)
5 .250 07/01/58 10,147,491
2,625,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2017A
5 .000 07/01/47 2,641,800
2,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2017A, (AMT)
5 .000 07/01/47 2,003,206
4,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5 .000 07/01/49 4,003,248
2,500,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT)
5 .000 07/01/46 2,532,336
7,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT)
5 .000 07/01/51 7,017,717
7,120,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Governmental Purpose
Second Series 2017B
5 .000 05/01/47 7,153,234
5,150,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000 05/01/44 5,207,613
3,515,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000 05/01/49 3,492,919
16,055,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT)
5 .500 05/01/41 17,199,961
2,175,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024A, (AMT)
5 .250 05/01/49 2,247,396
7,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024B
5 .000 05/01/49 7,272,094
7,170,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT)
5 .000 05/01/43 7,230,624
9,315,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT)
5 .000 05/01/48 9,319,070
1,025,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E, (AMT)
5 .000 05/01/40 1,045,723
2,330,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A, (AMT)
5 .250 05/01/55 2,385,519
6,130,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A, (AMT)
5 .500 05/01/55 6,396,368
16,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025D, (AMT)
5 .250 05/01/55 16,381,245
5,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2017A, (AMT)
5 .000 05/01/47 5,003,120
18,500,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E, (AMT)
5 .000 05/01/45 18,663,858
1,595,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/44 1,595,433
TOTAL TRANSPORTATION 310,603,319

Portfolio of Investments August 31, 2026
(continued)
California Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. GUARANTEED - 0.2% (g)
$ 1,235,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A, (Pre-refunded 4/01/30)
4 .000% 04/01/49 $ 1,289,629
265,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017,
(Pre-refunded 6/01/27)
5 .000 06/01/47 269,227
500,000 (e) Corona-Norco Unified School District, Riverside County,
California, General Obligation Bonds, Capital Appreciation,
Election 2006 Refunding Series 2009C, (Pre-refunded 8/01/27) -
AGM Insured
6 .800 08/01/39 519,148
545,000 Los Angeles Department of Airport, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (Pre-refunded 11/15/31), (AMT)
5 .000 05/15/37 591,615
5,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (Pre-
refunded 5/01/28), (AMT)
5 .000 05/01/48 5,117
TOTAL U.S. GUARANTEED 2,674,736
UTILITIES - 15.9%
7,000,000 (a) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023E, (Mandatory Put
9/01/32)
5 .000 02/01/55 7,336,604
14,830,000 (a) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024B, (Mandatory Put
12/01/32)
5 .000 01/01/55 15,068,965
14,365,000 (a) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024C, (Mandatory Put
10/01/32)
5 .000 08/01/55 14,906,958
16,000,000 (a) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025D, (Mandatory Put
7/01/34)
5 .000 10/01/55 16,176,542
7,725,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2026B
5 .000 03/01/36 7,939,195
5,000,000 (b) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 07/01/37 5,002,504
18,060,000 (b) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 11/21/45 18,064,835
4,405,000 (b) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination
Project Pipeline, Refunding Series 2019
5 .000 07/01/39 4,490,532
11,270,000 (a) Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5 .000 12/01/55 11,901,224
5,480,000 (f) Los Angeles County Sanitation Districts Financing Authority,
California, Revenue Bonds, Joint Outfall System, Series 2026A
5 .000 10/01/56 5,672,314
6,525,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2017A
5 .000 07/01/42 6,538,444
8,430,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2017C
5 .000 07/01/47 8,453,765
4,770,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2019A
5 .000 07/01/45 4,824,035
32,975,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2020B
5 .000 07/01/50 33,202,686
6,065,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2021B
5 .000 07/01/51 6,111,811
2,040,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2022B
5 .000 07/01/47 2,074,595
5,165,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2022C
5 .000 07/01/52 5,203,459
5,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2023D
5 .000 07/01/43 5,147,118
5,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2023E
5 .000 07/01/53 5,039,316

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 465,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025A - BAM Insured
5 .000% 07/01/53 $ 470,906
10,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2026A
5 .000 07/01/41 10,494,582
6,640,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2022D
5 .000 07/01/52 6,706,942
7,000,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C
5 .000 07/01/40 7,194,000
9,990,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C
5 .000 07/01/41 10,238,096
1,710,000 Pico Rivera Water Authority, California, Revenue Bonds,
Refunding Water System Project, Series 1999A - NPFG Insured
5 .500 05/01/29 1,769,345
2,180,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 2,191,117
250,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A
4 .000 07/01/42 234,933
5,110,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
4 .000 07/01/42 4,802,020
5,000,000 San Francisco City and County Public Utilities Commission,
California, Water Revenue Bonds, Regional Water & Local Water,
Series 2025D
5 .000 11/01/55 5,163,725
900,000 San Joaquin County, California, Revenue Bonds, CSA County
Service Area 31, Refunding Series 2018A
5 .000 08/01/42 880,432
7,145,000 (a) San Joaquin Valley Clean Energy Authority, California, Clean
Energy Project Revenue Bonds, Green Series 2025A, (Mandatory
Put 7/01/35)
5 .500 01/01/56 7,713,921
3,520,000 (a) Southern California Public Power Authority, California, Revenue
Bonds, Clean Energy Project Revenue Bonds, Series 2024A,
(Mandatory Put 9/01/30)
5 .000 04/01/55 3,656,338
17,000,000 Southern California Public Power Authority, Southern
Transmission System Renewal Project Revenue Bonds, Series
2023-1A
5 .000 07/01/48 17,276,129
TOTAL UTILITIES 261,947,388
TOTAL MUNICIPAL BONDS
(Cost $1,715,288,013) 1,650,629,019
TOTAL LONG-TERM INVESTMENTS
(Cost $1,715,288,013) 1,650,629,019
OTHER ASSETS & LIABILITIES, NET - (0.2)% (2,688,765)
NET ASSETS - 100% $ 1,647,940,254
AMT Alternative Minimum Tax
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $257,521,167 or 15.6% of Total Investments.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(f) When-issued or delayed delivery security.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Portfolio of Investments August 31, 2026
Connecticut Municipal Bond
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 95.5%
X 243,679,160
MUNICIPAL BONDS - 95.5%
X –
CONSUMER DISCRETIONARY - 0.4%
$ 1,000,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmans Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5 .750% 02/01/45 $ 982,079
TOTAL CONSUMER DISCRETIONARY 982,079
EDUCATION AND CIVIC ORGANIZATIONS - 18.2%
340,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Area Cooperative Educational Services Series 2025C
5 .000 07/01/42 352,746
285,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Area Cooperative Educational Services Series 2025C
5 .000 07/01/43 295,176
750,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2017R
4 .000 07/01/47 689,971
2,500,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2022U
4 .000 07/01/52 2,215,781
400,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2025V
5 .000 07/01/42 420,658
350,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2025V
5 .000 07/01/44 365,511
1,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2025V
5 .250 07/01/47 1,048,852
960,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2026W
5 .000 07/01/46 995,902
1,545,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hopkins School, Series 2022E
5 .250 07/01/47 1,620,811
1,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hopkins School, Series 2022E
5 .000 07/01/53 1,005,963
1,130,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Loomis Chaffe School, Series 2023L
4 .000 07/01/43 1,059,561
2,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Series 2023N
5 .000 07/01/48 2,034,108
1,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Series 2023O
5 .000 07/01/35 1,109,148
375,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Series 2023O
5 .000 07/01/36 411,373
2,100,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Series 2026P
5 .000 07/01/43 2,200,205
3,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Series 2026P
5 .000 07/01/44 3,130,426
2,500,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Series 2026P
5 .000 07/01/45 2,601,643
5,110,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Sacred Heart University, Series 2017I-1
5 .000 07/01/42 5,134,072
2,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Sacred Heart University, Series 2020K
5 .000 07/01/40 2,051,039
3,465,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Sacred Heart University, Series L
5 .000 07/01/42 3,572,429
790,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, The Taft School Isue, Series 2021L
3 .000 07/01/41 644,696
2,210,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, The Taft School Isue, Series 2021L
3 .000 07/01/46 1,686,882
1,500,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity College, Series 2020R
4 .000 06/01/45 1,397,712
4,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity College, Series 2021S
4 .000 06/01/46 3,660,166
1,175,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity College, Series 2021S
4 .000 06/01/51 1,028,950
750,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity College, Series 2026T-1
5 .000 06/01/49 774,684
1,900,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, University of Hartford, Series 2022P
5 .375 07/01/52 1,772,693

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 2,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, University of New Haven, Series 2018K-1
5 .000% 07/01/37 $ 1,985,195
1,200,000 University of Connecticut, Student Fee Revenue Bonds, Special
Obligation Series 2023A
5 .250 11/15/48 1,266,246
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 46,532,599
HEALTH CARE - 18.1%
1,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Connecticut Childrens Medical Center and Subsidiaries,
Series 2023E
5 .250 07/15/48 1,030,617
5,160,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Connecticut Childrens Medical Center and Subsidiaries,
Series 2023E
4 .250 07/15/53 4,506,816
2,250,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2026A
5 .000 07/01/46 2,320,318
695,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Griffin Hospital, Series 2020G-1
5 .000 07/01/39 671,459
3,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2021A - BAM Insured
4 .000 07/01/51 2,683,626
3,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford Healthcare, Series 2026A
5 .500 07/01/51 3,158,838
4,200,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford Healthcare, Series 2026A
5 .500 07/01/55 4,436,209
5,525,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford Sustainable Energy Partners Issue, Hartford
HealthCare Energy Projects, Series 2026A
5 .250 08/01/51 5,685,860
1,995,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Middlesex Hospital, Series 2015O
5 .000 07/01/36 1,996,211
2,455,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
4 .000 07/01/34 2,438,728
2,860,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
4 .000 07/01/41 2,582,632
6,020,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A - BAM Insured
4 .000 07/01/49 5,366,546
1,500,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Forward Delivery Series 2022M
4 .000 07/01/42 1,369,951
1,885,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Series 2016K
4 .000 07/01/46 1,667,663
2,350,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2016CT
5 .000 12/01/41 2,352,540
2,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2016CT
5 .000 12/01/45 2,001,672
985,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2024A
5 .000 07/01/45 1,027,498
795,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2024A
5 .000 07/01/47 820,469
TOTAL HEALTH CARE 46,117,653
HOUSING/MULTIFAMILY - 1.0%
1,890,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019B-1
3 .300 11/15/39 1,617,464
1,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025C-1
4 .650 11/15/40 1,004,796
TOTAL HOUSING/MULTIFAMILY 2,622,260
HOUSING/SINGLE FAMILY - 1.4%
1,440,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Green Series 2021B-3
2 .150 11/15/41 985,990
1,560,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Green Series 2021B-3
2 .300 11/15/46 1,012,238
185,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020E-3
1 .850 05/15/38 134,141
1,430,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2024A
4 .600 11/15/49 1,371,727
TOTAL HOUSING/SINGLE FAMILY 3,504,096

Portfolio of Investments August 31, 2026
(continued)
Connecticut Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE - 5.7%
$ 1,100,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Duncaster, Inc., Series 2014A
5 .000% 08/01/44 $ 1,072,983
3,600,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Healthcare Facility Expansion Church Home of Hartford
Inc. Project, Series 2016A
5 .000 09/01/46 3,465,030
900,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Mary Wade Home Issue, Series 2019A-1
4 .500 10/01/34 835,252
200,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Mary Wade Home Issue, Series 2019A-1
5 .000 10/01/54 158,751
4,365,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Masonicare Issue, Series 2016F
5 .000 07/01/37 4,365,890
2,650,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, McLean Affiliates, Series 2020A
5 .000 01/01/45 2,387,012
700,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Odd Fellows Home of Connecticut d/b/a Fairview Issue,
Series 2026A
6 .250 12/15/53 704,863
730,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, The Jerome Home Issue, Series 2021E
4 .000 07/01/41 650,228
1,250,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, The Jerome Home Issue, Series 2021E
4 .000 07/01/51 988,488
TOTAL LONG-TERM CARE 14,628,497
TAX OBLIGATION/GENERAL - 21.4%
2,000,000 Bridgeport, Connecticut, General Obligation Bonds, Series
2016D - AGM Insured
5 .000 08/15/41 2,000,902
1,000,000 Bridgeport, Connecticut, General Obligation Bonds, Series
2024A - BAM Insured
5 .000 07/01/44 1,051,611
1,000,000 Connecticut Housing Finance Authority, State Supported Special
Obligation Bonds, Series 2021-27
2 .400 06/15/41 729,430
1,000,000 Connecticut Housing Finance Authority, State Supported Special
Obligation Bonds, Series 2021-27
2 .550 06/15/46 680,743
960,000 Connecticut Housing Finance Authority, State Supported Special
Obligation Bonds, Series 2021-28
2 .375 06/15/40 727,866
1,000,000 Connecticut State, General Obligation Bonds, Series 2017A 5 .000 04/15/34 1,011,055
3,270,000 Connecticut State, General Obligation Bonds, Series 2017A 5 .000 04/15/35 3,303,356
1,510,000 Connecticut State, General Obligation Bonds, Series 2018A 5 .000 04/15/37 1,544,824
1,325,000 Connecticut State, General Obligation Bonds, Series 2018C 5 .000 06/15/38 1,354,547
1,450,000 Connecticut State, General Obligation Bonds, Series 2019A 4 .000 04/15/37 1,452,731
650,000 Connecticut State, General Obligation Bonds, Series 2019A 5 .000 04/15/39 668,627
2,000,000 Connecticut State, General Obligation Bonds, Series 2020A 4 .000 01/15/37 2,008,691
2,000,000 Connecticut State, General Obligation Bonds, Series 2021A -
BAM Insured
3 .000 01/15/40 1,694,108
500,000 Connecticut State, General Obligation Bonds, Series 2024D 4 .000 05/01/41 482,810
2,000,000 Connecticut State, General Obligation Bonds, Series 2024D 5 .000 05/01/42 2,119,065
1,000,000 Connecticut State, General Obligation Bonds, Series 2024D 5 .000 05/01/44 1,050,764
2,000,000 Connecticut State, General Obligation Bonds, Series 2025C 5 .000 08/15/44 2,115,718
2,085,000 Connecticut State, General Obligation Bonds, Series 2025C 5 .000 08/15/45 2,201,940
5,825,000 Connecticut State, General Obligation Bonds, Series 2026A 5 .000 09/15/45 6,154,217
225,000 Connecticut State, General Obligation Bonds, Social Series
2024G
3 .000 11/15/43 180,512
300,000 East Haddam, Connecticut, General Obligation Bonds, Series
2020A
3 .000 12/01/37 270,694
325,000 East Lyme, Connecticut, General Obligation Bonds, Series 2020 3 .000 07/15/40 256,528
1,035,000 Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Series 2018
5 .000 07/15/35 1,066,576
1,075,000 Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Series 2019A
4 .000 07/15/39 1,073,394
3,000,000 Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Series 2023
4 .000 08/01/43 2,934,795
2,285,000 Naugatuck, Connecticut, General Obligation Bonds, Tax
Increment Series 2023
5 .250 10/15/48 2,369,415
1,000,000 Naugatuck, Connecticut, General Obligation Bonds, Tax
Increment Series 2023
4 .625 10/15/53 970,022

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 5,000,000 New Britain, Connecticut, General Obligation Bonds, Series
2022A - BAM Insured
5 .000% 03/01/47 $ 5,113,273
1,000,000 New Haven, Connecticut, General Obligation Bonds, Refunding
Series 2016A - AGM Insured
5 .000 08/15/36 1,001,052
1,035,000 Oxford, Connecticut, General Obligation Bonds, Series 2019A 4 .000 08/01/39 978,340
2,370,000 Stratford, Connecticut, General Obligation Bonds, Series 2017 -
BAM Insured
4 .000 01/01/39 2,303,422
555,000 Waterbury, Connecticut, General Obligation Bonds, Lot A Series
2015 - BAM Insured
5 .000 08/01/30 555,939
485,000 Waterbury, Connecticut, General Obligation Bonds, Lot A Series
2015 - BAM Insured
5 .000 08/01/31 485,794
765,000 Waterbury, Connecticut, General Obligation Bonds, Lot A Series
2015 - BAM Insured
5 .000 08/01/32 766,211
555,000 Waterbury, Connecticut, General Obligation Bonds, Lot A Series
2015 - BAM Insured
5 .000 08/01/33 555,847
555,000 Waterbury, Connecticut, General Obligation Bonds, Lot A Series
2015 - BAM Insured
5 .000 08/01/34 555,805
750,000 West Haven, Connecticut, General Obligation Bonds, Series
2020 - BAM Insured
4 .000 03/15/40 714,279
TOTAL TAX OBLIGATION/GENERAL 54,504,903
TAX OBLIGATION/LIMITED - 16.5%
1,590,000 Connecticut Higher Education Supplemental Loan Authority,
State Supported Revenue Bonds, CHESLA Loan Program, Series
2020B, (AMT)
3 .250 11/15/36 1,447,168
2,000,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2018A
5 .000 01/01/37 2,039,047
2,000,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2018A
5 .000 01/01/38 2,034,965
1,500,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2021A
4 .000 05/01/40 1,455,025
2,080,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2023A
5 .250 07/01/44 2,214,165
3,350,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2024A-2
5 .000 07/01/43 3,540,454
1,000,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2025A
5 .000 07/01/43 1,062,453
500,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2025A
5 .000 07/01/44 529,910
1,500,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2025A
5 .000 07/01/45 1,586,976
1,000,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2025A
5 .000 07/01/46 1,051,229
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/35 540,321
870,000 (a) Great Pond Improvement District, Connecticut, Special
Obligation Revenue Bonds, Great Pond Phase 1 Project, Series
2019
4 .750 10/01/48 816,495
420,000 (a) Great Pond Improvement District, Connecticut, Special
Obligation Revenue Bonds, Great Pond Phase 2 Project, Series
2022
5 .750 10/01/52 425,513
3,720,000 (a) Harbor Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Harbor Point Project,
Refunding Series 2017
5 .000 04/01/39 3,727,491
635,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 648,613
1,825,000 Naugatuck, Connecticut, Certificates of Participation, Incineration
Facilities Project, Series 2021A, (AMT)
4 .000 08/15/41 1,623,936
1,860,000 (b) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 669,506
4,250,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 4,021,705
3,050,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 2,959,979

Portfolio of Investments August 31, 2026
(continued)
Connecticut Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Series 2019A-2B
4 .550% 07/01/40 $ 990,196
100,000 Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2021
4 .000 04/01/51 77,592
500,000 (a) Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2024
6 .000 04/01/52 507,809
3,000,000 University of Connecticut, General Obligation Bonds, Series
2017A
5 .000 01/15/36 3,018,168
1,000,000 University of Connecticut, General Obligation Bonds, Series
2019A
5 .000 11/01/36 1,039,610
1,000,000 University of Connecticut, General Obligation Bonds, Series
2019A
4 .000 11/01/38 998,627
420,000 University of Connecticut, General Obligation Bonds, Series
2023A
5 .000 08/15/43 440,806
1,350,000 University of Connecticut, General Obligation Bonds, Series
2026A
5 .000 02/15/45 1,428,086
1,250,000 Virgin Islands Transportation & Infrastructure Corporation, Virgin
Islands, Grant Anticipation Revenue Bonds, Federal Highway
Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/41 1,302,522
TOTAL TAX OBLIGATION/LIMITED 42,198,367
TRANSPORTATION - 3.0%
1,500,000 Connecticut Airport Authority, Connecticut, Customer Facility
Charge Revenue Bonds, Ground Transportation Center Project,
Series 2019A - BAM Insured, (AMT)
4 .000 07/01/49 1,335,265
6,125,000 Connecticut Airport Authority, Connecticut, Customer Facility
Charge Revenue Bonds, Ground Transportation Center Project,
Series 2019A, (AMT)
5 .000 07/01/49 6,094,594
100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5 .250 10/01/41 102,350
TOTAL TRANSPORTATION 7,532,209
UTILITIES - 9.8%
4,460,000 Aquarion Water Authority, Connecticut, Water System Revenue
Bonds, Series 2026A
5 .250 08/01/40 4,856,249
500,000 Aquarion Water Authority, Connecticut, Water System Revenue
Bonds, Series 2026A
5 .250 08/01/46 532,591
1,950,000 Aquarion Water Authority, Connecticut, Water System Revenue
Bonds, Subordinate Series 2026D - BAM Insured
5 .250 08/01/40 2,123,248
810,000 (b) Aquarion Water Authority, Connecticut, Water System Revenue
Capital Appreciation  Bonds, Series 2026C
0 .000 08/01/48 266,791
1,400,000 (b) Aquarion Water Authority, Connecticut, Water System Revenue
Capital Appreciation  Bonds, Subordinate Series 2026E
0 .000 08/01/51 368,543
500,000 Connecticut, State Revolving Fund General Revenue Bonds,
Refunding Green Series 2026A
5 .000 03/01/35 566,969
60,000 Greater New Haven Water Pollution Control Authority,
Connecticut, Regional Wastewater System Revenue Bonds,
Series 2005A - NPFG Insured
5 .000 08/15/35 60,066
1,250,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5 .000 07/01/37 1,256,228
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5 .000 07/01/40 1,001,498
295,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 297,121
200,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/43 204,535
1,555,000 Hartford County Metropolitan District, Connecticut, Clean Water
Project Revenue Bonds, Series 2024
4 .000 10/01/36 1,599,546
1,795,000 Hartford County Metropolitan District, Connecticut, Clean Water
Project Revenue Bonds, Series 2024
4 .000 10/01/37 1,835,976
1,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 1,005,099
2,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/33 2,121,214

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 650,000 South Central Connecticut Regional Water Authority,
Connecticut, Water System Revenue Bonds, Forty-First Series
2026
5 .000% 08/01/56 $ 665,220
2,540,000 South Central Connecticut Regional Water Authority,
Connecticut, Water System Revenue Bonds, Thirty-Ninth Series
2025A
5 .000 08/01/54 2,587,255
2,685,000 South Central Connecticut Regional Water Authority,
Connecticut, Water System Revenue Bonds, Thirty-Seventh Series
2023A-1
5 .000 08/01/51 2,740,496
500,000 Stamford, Connecticut, Water Pollution Control System and
Facility Revenue Bonds, Series 2013A
5 .250 08/15/43 500,321
500,000 Stamford, Connecticut, Water Pollution Control System and
Facility Revenue Bonds, Series 2019
4 .000 04/01/44 467,531
TOTAL UTILITIES 25,056,497
TOTAL MUNICIPAL BONDS
(Cost $252,176,897) 243,679,160
TOTAL LONG-TERM INVESTMENTS
(Cost $252,176,897) 243,679,160
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.8%
X 4,630,000
MUNICIPAL BONDS - 1.8%
X –
EDUCATION AND CIVIC ORGANIZATIONS - 0.3%
$ 880,000 (c) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Central Connecticut Coast YMCA, Series 2003A
2 .380 07/01/33 $ 880,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 880,000
HOUSING/MULTIFAMILY - 1.5%
750,000 (c) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2017A-3
2 .300 11/15/47 750,000
3,000,000 (c) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2018A-3
2 .370 05/15/48 3,000,000
TOTAL HOUSING/MULTIFAMILY 3,750,000
TOTAL MUNICIPAL BONDS
(Cost $4,630,000) 4,630,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,630,000) 4,630,000
TOTAL INVESTMENTS - 97.3%
(Cost $256,806,897) 248,309,160
OTHER ASSETS & LIABILITIES, NET - 2.7% 6,802,612
NET ASSETS - 100% $ 255,111,772
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $16,121,125 or 6.5% of Total Investments.
(b) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(c) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments August 31, 2026
Massachusetts Municipal Bond
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.4%
X 430,422,508
MUNICIPAL BONDS - 99.4%
X –
CONSUMER DISCRETIONARY - 0.2%
$ 1,000,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmans Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5 .750% 02/01/45 $ 982,078
TOTAL CONSUMER DISCRETIONARY 982,078
EDUCATION AND CIVIC ORGANIZATIONS - 24.9%
2,065,000 Lowell, Massachusetts, Collegiate Charter School Revenue
Bonds, Series 2019
5 .000 06/15/39 2,064,884
1,750,000 Lowell, Massachusetts, Collegiate Charter School Revenue
Bonds, Series 2019
5 .000 06/15/49 1,655,126
1,250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berklee College of Music, Refunding Series 2026
5 .000 10/01/45 1,308,739
1,800,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berklee College of Music, Refunding Series 2026
5 .000 10/01/46 1,873,295
1,260,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berklee College of Music, Series 2016
5 .000 10/01/39 1,262,404
5,165,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berklee College of Music, Series 2016
5 .000 10/01/46 5,174,856
2,350,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston College, Series 2017T
5 .000 07/01/39 2,368,956
1,020,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston College, Series 2017T
5 .000 07/01/42 1,025,566
1,810,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, 2026B-1
5 .000 10/01/46 1,899,676
4,545,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Refunding Series 2025B-2
5 .000 10/01/48 4,694,626
1,195,000 Massachusetts Development Finance Agency, Revenue Bonds,
Brandeis University Issue, Series 2018R
5 .000 10/01/37 1,219,830
840,000 Massachusetts Development Finance Agency, Revenue Bonds,
Brandeis University Issue, Series 2018R
5 .000 10/01/38 855,875
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Brandeis University Issue, Series 2018R
5 .000 10/01/39 1,016,770
1,510,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2016A
5 .250 01/01/42 1,510,138
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2016A
5 .000 01/01/47 1,440,088
1,600,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2017A
5 .000 01/01/37 1,608,599
6,020,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2017A
5 .000 01/01/40 6,021,152
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2018
5 .000 01/01/43 1,974,802
680,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2025
5 .250 01/01/44 687,390
2,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A
5 .000 10/01/43 2,380,091
2,055,000 Massachusetts Development Finance Agency, Revenue Bonds,
Lesley University, Series 2016
5 .000 07/01/36 2,054,951
250,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Lowell Community Charter Public School Project, Series 2026
5 .000 07/01/46 241,326
550,000 Massachusetts Development Finance Agency, Revenue Bonds,
MCPHS University Issue, Series 2015H
3 .500 07/01/35 520,823
235,000 Massachusetts Development Finance Agency, Revenue Bonds,
MCPHS University Issue, Series 2015H
5 .000 07/01/37 235,191
700,000 Massachusetts Development Finance Agency, Revenue Bonds,
Merrimack College, Series 2017
5 .000 07/01/37 700,064
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Merrimack College, Series 2022
5 .000 07/01/52 918,695
1,220,000 Massachusetts Development Finance Agency, Revenue Bonds,
Middlesex School, Series 2024
4 .250 07/01/54 1,078,323

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 3,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University Issue, Series 2026A
5 .250% 10/01/48 $ 3,162,900
2,080,000 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2022
5 .000 10/01/44 2,160,408
2,345,000 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2024A
5 .000 10/01/42 2,480,473
2,415,000 Massachusetts Development Finance Agency, Revenue Bonds,
Sterling and Francine Clark Art Institute, Series 2016
4 .000 07/01/41 2,258,140
610,000 Massachusetts Development Finance Agency, Revenue Bonds,
Suffolk University, Refunding Series 2019
5 .000 07/01/37 607,493
875,000 Massachusetts Development Finance Agency, Revenue Bonds,
Tufts University, Series 2015Q
5 .000 08/15/38 875,431
3,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wentworth Institute of Technology, Series 2017
5 .000 10/01/46 2,789,138
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wheaton College, Series 2017H
5 .000 01/01/37 1,002,040
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Woods Hole Oceanographic Institution, Series 2018
5 .000 06/01/37 1,024,540
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Woods Hole Oceanographic Institution, Series 2018
5 .000 06/01/38 1,022,426
6,210,000 Massachusetts Development Finance Agency, Revenue Bonds,
Woods Hole Oceanographic Institution, Series 2018
5 .000 06/01/48 6,257,406
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Worcester Polytechnic Institute, Series 2017B
5 .000 09/01/42 5,037,460
7,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Worcester Polytechnic Institute, Series 2017B
5 .000 09/01/45 7,042,649
745,000 Massachusetts Development Finance Agency, Revenue Bonds,
Worcester Polytechnic Institute, Series 2019
5 .000 09/01/33 784,271
3,000,000 Massachusetts Development Finance Authority, Revenue Bonds,
Olin College, Refunding Series 2023G
5 .250 11/01/51 3,084,819
700,000 Massachusetts Development Finance Authority, Revenue Bonds,
Suffolk University, Refunding Series 2017
5 .000 07/01/35 700,919
500,000 Massachusetts Development Finance Authority, Revenue Bonds,
Suffolk University, Refunding Series 2017
5 .000 07/01/36 500,194
2,345,000 Massachusetts Development Finance Authority, Revenue Bonds,
WGBH Educational Foundation, Refunding Series 2016
5 .000 01/01/36 2,347,346
2,100,000 Massachusetts Development Finance Authority, Revenue Bonds,
WGBH Educational Foundation, Series 2002A - AMBAC Insured
5 .750 01/01/42 2,357,248
5,550,000 University of Massachusetts Building Authority, Project Revenue
Bonds, Senior Series 2022-1
4 .000 11/01/46 5,222,401
9,000,000 University of Massachusetts Building Authority, Project Revenue
Bonds, Senior Series 2022-1
5 .000 11/01/52 9,107,275
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 107,617,213
HEALTH CARE - 20.1%
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Baystate Medical Center Issue, Series 2014N
5 .000 07/01/34 1,001,011
5,700,000 Massachusetts Development Finance Agency, Revenue Bonds,
Baystate Medical Center Issue, Series 2014N
5 .000 07/01/44 5,701,777
2,250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Beth Israel Lahey Health Inc Series 2025N
5 .250 07/01/44 2,395,615
10,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Children's Hospital Series 2024T
5 .250 03/01/54 10,319,246
7,800,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5 .000 07/01/44 7,666,441
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5 .000 07/01/32 2,000,937
11,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5 .250 07/01/52 10,683,494
1,675,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Refunding Series 2016-I
5 .000 07/01/30 1,676,616
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Refunding Series 2016-I
5 .000 07/01/37 1,500,706

Portfolio of Investments August 31, 2026
(continued)
Massachusetts Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,935,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Refunding Series 2016-I
5 .000% 07/01/38 $ 1,935,808
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/48 2,002,727
2,100,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/53 2,042,421
3,285,000 Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute, Series 2026Q
5 .000 12/01/46 3,396,020
3,235,000 Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute, Series 2026Q
5 .000 12/01/47 3,316,408
3,280,000 Massachusetts Development Finance Agency, Revenue Bonds,
Lahey Health System Obligated Group Issue, Series 2015F
5 .000 08/15/45 3,280,413
7,645,000 Massachusetts Development Finance Agency, Revenue Bonds,
Mass General Brigham, Series 2024D
5 .000 07/01/47 7,934,709
1,250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Partners HealthCare System Issue, Series 2016Q
4 .000 07/01/41 1,184,079
4,710,000 Massachusetts Development Finance Agency, Revenue Bonds,
Partners HealthCare System Issue, Series 2016Q
5 .000 07/01/47 4,720,597
2,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
Partners HealthCare System Issue, Series 2017S-1
5 .000 07/01/37 2,237,371
1,750,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series 2013F
5 .000 07/01/27 1,751,981
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series 2013F
5 .000 07/01/37 1,000,508
3,800,000 Massachusetts Development Finance Agency, Revenue Bonds,
The Lowell General Hospital, Series 2013G
5 .000 07/01/44 3,545,726
890,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017K
5 .000 07/01/38 891,552
400,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
3 .625 07/01/37 361,934
1,855,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
5 .000 07/01/44 1,833,897
2,065,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Issue Series 2025N-1
5 .250 07/01/50 2,079,537
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A
5 .000 07/01/44 477,397
TOTAL HEALTH CARE 86,938,928
HOUSING/MULTIFAMILY - 1.5%
500,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
CHF Merrimack, Inc. Merrimack College Student Housing Project,
Series 2024A
4 .250 07/01/34 498,709
200,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
CHF Merrimack, Inc. Merrimack College Student Housing Project,
Series 2024A
5 .000 07/01/54 184,973
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
CHF Wentworth , Inc. Issue, Pike Student Housing Project, Series
2026A
5 .000 07/01/46 490,481
2,950,000 Massachusetts Housing Finance Agency, Housing Bonds, Green
Series 2025C-1
4 .850 12/01/55 2,800,139
2,685,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022C-1
5 .000 12/01/47 2,720,632
TOTAL HOUSING/MULTIFAMILY 6,694,934
HOUSING/SINGLE FAMILY - 0.2%
1,000,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Taxable Social Series 2026-253
4 .750 12/01/46 974,751
TOTAL HOUSING/SINGLE FAMILY 974,751

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE - 0.9%
$ 1,910,000 (a) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
4 .125% 10/01/42 $ 1,762,033
275,000 (a) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
5 .000 10/01/47 271,819
480,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berkshire Retirement Community Lennox, Series 2015
5 .000 07/01/31 480,422
400,000 Massachusetts Development Finance Agency, Revenue Bonds,
Orchard Cove, Inc., Refunding Series 2019
5 .000 10/01/39 404,147
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Salem Community Corporation, Refunding Series 2022
5 .250 01/01/50 926,388
TOTAL LONG-TERM CARE 3,844,809
TAX OBLIGATION/GENERAL - 24.7%
825,000 Andover, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2022
4 .000 07/15/42 803,491
4,375,000 Boston, Massachusetts, General Obligation Bonds, Series 2025A 5 .000 02/01/43 4,619,591
3,800,000 Boston, Massachusetts, General Obligation Bonds, Series 2025A 5 .000 02/01/45 3,987,580
4,000,000 East Longmeadow, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan Series 2024
4 .000 11/01/54 3,510,510
4,060,000 Greater Fall River Regional Vocational Technical School District,
Massachusetts, State Qualified General Obligation Bonds, School
Project Loan, Chapter 70B Series 2025
5 .000 06/01/44 4,232,515
6,960,000 Greater Fall River Regional Vocational Technical School District,
Massachusetts, State Qualified General Obligation Bonds, School
Project Loan, Chapter 70B Series 2025
5 .000 06/01/49 7,041,360
1,740,000 Hudson, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2011
5 .000 02/15/32 1,742,980
7,400,000 Lincoln, Massachusetts, General Obligation Bonds, School Series
2019
4 .000 03/01/49 6,933,350
2,000,000 Massachusetts Development Finance Agency, Special Obligation
Bonds, Commonwealth Contract  Assistance, Series 2015A
4 .000 05/01/45 1,898,656
6,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025C
5 .000 06/01/53 6,117,899
1,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025G
5 .000 12/01/47 1,039,470
5,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2018A
5 .000 01/01/47 5,045,669
1,775,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2019A
5 .000 01/01/49 1,791,745
8,335,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2019C
5 .000 05/01/45 8,503,097
7,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2022C
5 .250 10/01/47 7,324,417
15,000,000 Massachusetts State, General Obligation Bonds, Series 2022E 5 .000 11/01/52 15,214,674
3,760,000 North Attleborough, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan, Series 2026
4 .125 03/15/55 3,368,757
1,000,000 North Reading, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan Series 2012
5 .000 05/15/35 1,001,522
1,685,000 Northeast Metropolitan Regional Vocational Technical School
District, Massachusetts, General Obligation Bonds, School Series
2022
4 .000 04/15/47 1,546,265
1,965,000 Northeast Metropolitan Regional Vocational Technical School
District, Massachusetts, General Obligation Bonds, School Series
2024
4 .000 05/15/46 1,821,315
1,950,000 Pentucket Regional School District, Massachusetts, General
Obligation Bonds, Series 2019
3 .000 09/01/42 1,571,452
3,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/46 2,665,430
3,000,000 Quincy, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2022B
5 .000 07/01/47 3,084,809
1,500,000 Quincy, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2022B
5 .000 07/01/51 1,517,374

Portfolio of Investments August 31, 2026
(continued)
Massachusetts Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 5,535,000 Taunton, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2024
4 .000% 03/01/51 $ 4,945,921
1,000,000 Town of Yarmouth, Massachusetts, General Obligation Bonds,
Purpose Loan Series 2026
4 .000 04/15/39 986,405
1,195,000 Town of Yarmouth, Massachusetts, General Obligation Bonds,
Purpose Loan Series 2026
4 .000 04/15/45 1,128,732
3,440,000 Webster, Massachusetts, General Obligation Bonds, Qualified
School Project, Chapter 70B, Loan Series 2022
4 .000 12/01/42 3,313,483
TOTAL TAX OBLIGATION/GENERAL 106,758,469
TAX OBLIGATION/LIMITED - 17.3%
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/34 539,970
1,160,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/31 1,161,695
2,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/46 1,893,626
1,010,000 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds,
Refunding Green Series 2014 - BAM Insured
5 .000 05/01/33 1,020,405
3,525,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2023A-1
5 .250 07/01/53 3,638,579
2,045,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2025B
5 .000 07/01/45 2,155,245
1,785,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2026A
5 .000 07/01/48 1,851,152
5,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2026A
5 .000 07/01/51 5,133,002
5,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Sustainability Series 2024B
5 .250 07/01/54 5,176,091
2,050,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Subordinated Series 2017A-2
5 .000 07/01/44 2,064,895
3,065,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Subordinated Series 2017A-2
5 .000 07/01/46 3,083,042
2,165,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Subordinated Series 2021A-1
4 .000 07/01/39 2,141,805
3,020,000 Massachusetts School Building Authority, Dedicated Sales Tax
Revenue Bonds, Senior Social Series 2020A
5 .000 08/15/50 3,061,123
1,100,000 Massachusetts School Building Authority, Senior Dedicated Sales
Tax Revenue Bonds, Subordinated Social Series 2025A
5 .000 02/15/50 1,129,832
6,380,000 Massachusetts School Building Authority, Senior Dedicated Sales
Tax Revenue Bonds, Subordinated Social Series 2025A
5 .000 02/15/55 6,499,594
8,180,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2017A
5 .000 06/01/47 8,232,511
5,540,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2019A
5 .000 06/01/49 5,606,756
5,815,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2024B
5 .000 06/01/54 5,928,240
5,000 Massachusetts State, Transportation Fund Revenue Bonds,
Refunding Series 2021A
5 .000 06/01/42 5,213
1,510,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 1,542,370
3,177,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .550 07/01/40 3,145,853
4,725,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 4,471,190
5,840,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 5,514,347
TOTAL TAX OBLIGATION/LIMITED 74,996,536

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 2.9%
$ 1,500,000 Massachusetts Port Authority, Revenue Bonds, Refunding Series
2017A, (AMT)
5 .000% 07/01/42 $ 1,507,479
3,500,000 Massachusetts Port Authority, Revenue Bonds, Series 2019C,
(AMT)
5 .000 07/01/49 3,511,093
2,500,000 Massachusetts Port Authority, Revenue Bonds, Series 2021E,
(AMT)
5 .000 07/01/46 2,530,180
2,000,000 Massachusetts Port Authority, Revenue Bonds, Series 2026A 5 .000 07/01/48 2,075,728
2,740,000 Massachusetts Port Authority, Revenue Bonds, Series 2026B,
(AMT)
5 .500 07/01/51 2,888,991
TOTAL TRANSPORTATION 12,513,471
U.S. GUARANTEED - 0.8% (b)
100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5 .000 07/15/30 107,923
100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/37 107,924
3,000,000 Massachusetts State, Special Obligation Dedicated Tax Revenue
Bonds, Refunding Series 2005 - NPFG Insured, (ETM)
5 .500 01/01/34 3,361,295
TOTAL U.S. GUARANTEED 3,577,142
UTILITIES - 5.9%
4,000,000 Boston Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Senior Series 2018A
4 .000 11/01/40 3,915,380
2,805,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5 .000 07/01/40 2,809,202
920,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 01/01/46 920,033
2,500,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 2,517,973
1,650,000 Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Green 23B Series 2021
5 .000 02/01/41 1,718,932
1,000,000 Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Green 26A Series 2025
5 .000 02/01/42 1,071,810
2,250,000 Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Green 26B Series 2025
5 .000 02/01/42 2,411,573
2,450,000 Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Green 26B Series 2025
5 .000 02/01/43 2,613,788
1,310,000 Massachusetts Municipal Wholesale Electric Company, MMWEC,
Revenue Bonds, Project 2015A, Series 2021A
4 .000 07/01/40 1,258,971
1,400,000 Massachusetts Municipal Wholesale Electric Company, MMWEC,
Revenue Bonds, Project 2015A, Series 2021A
4 .000 07/01/41 1,333,689
2,000,000 Massachusetts Municipal Wholesale Electric Company, MMWEC,
Revenue Bonds, Project 2015A, Series 2021A
4 .000 07/01/46 1,843,347
3,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/37 3,109,479
TOTAL UTILITIES 25,524,177
TOTAL MUNICIPAL BONDS
(Cost $436,401,455) 430,422,508
TOTAL LONG-TERM INVESTMENTS
(Cost $436,401,455) 430,422,508
OTHER ASSETS & LIABILITIES, NET - 0.6% 2,514,531
NET ASSETS - 100% $ 432,937,039
AMT Alternative Minimum Tax
ETM Escrowed to maturity
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $6,068,339 or 1.4% of Total Investments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Portfolio of Investments August 31, 2026
New Jersey Municipal Bond
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.9%
X 374,144,723
MUNICIPAL BONDS - 98.9%
X –
CONSUMER STAPLES - 2.6%
$ 1,955,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
4 .000% 06/01/37 $ 1,919,029
3,590,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/46 3,501,731
4,730,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 4,575,153
TOTAL CONSUMER STAPLES 9,995,913
EDUCATION AND CIVIC ORGANIZATIONS - 12.7%
1,240,000 Atlantic County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, Stockton University Atlantic
City Campus Phase II, Series 2021A - AGM Insured
4 .000 07/01/47 1,157,217
715,000 Camden County Improvement Authority, New Jersey, School
Revenue Bonds, KIPP: Cooper Norcross Academy 2022 Project,
Social Series 2022
6 .000 06/15/62 731,398
1,050,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, Rowan University Project, County Gauranteed Loan,
Series 2019
5 .000 07/01/44 1,077,327
1,025,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, Rowan University Project, County Guaranteed Loan,
Series 2024 - BAM Insured
5 .000 07/01/49 1,039,852
1,000,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, Rowan University Project, County Guaranteed Loan,
Series 2024 - BAM Insured
5 .000 07/01/54 1,008,128
510,000 Montclair State University, New Jersey, General Obligation
Bonds, Series 2025A
5 .000 07/01/32 560,905
350,000 Montclair State University, New Jersey, General Obligation
Bonds, Series 2025A
5 .000 07/01/33 388,098
285,000 Montclair State University, New Jersey, General Obligation
Bonds, Series 2025A
5 .000 07/01/34 317,794
750,000 Montclair State University, New Jersey, General Obligation
Bonds, Series 2026A - BAM Insured
5 .250 07/01/51 779,015
860,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, Central Jersey College Prep Charter School
Project, Series 2025
5 .250 11/01/60 820,435
225,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, Foundation Academy Charter School, Series
2018A
5 .000 07/01/38 225,012
2,805,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, North Star Academy Charter School of Newark,
Series 2017
4 .000 07/15/37 2,656,618
100,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, North Star Academy Charter School of Newark,
Series 2017
5 .000 07/15/47 96,070
100,000 (a) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Teaneck Community Charter School, Series
2017A
5 .125 09/01/52 94,337
1,145,000 New Jersey Educational Facilities Authority, Revenue Bonds,
College of New Jersey, Refunding Series 2016F
3 .000 07/01/40 924,176
1,270,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Kean University, Refunding Series 2026B - BAM Insured
5 .250 07/01/56 1,329,591
2,150,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Montclair State University, Refunding Series 2024A - AGM
Insured
5 .000 07/01/43 2,270,100
1,125,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Refunding Series 2017I
5 .000 07/01/35 1,140,629
2,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2024A-1
5 .000 03/01/37 2,205,916
2,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2024B
5 .250 03/01/54 2,093,393

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,600,000 (b) New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2025A, (Mandatory Put 7/01/35)
5 .000% 07/01/64 $ 1,777,995
360,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F
3 .750 07/01/37 281,214
1,370,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F
4 .000 07/01/42 1,011,593
1,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Refunding Series 2015C
5 .000 07/01/32 1,000,622
525,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2013D
5 .000 07/01/38 525,114
1,870,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C
3 .000 07/01/41 1,463,261
2,430,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C
3 .000 07/01/46 1,771,699
1,085,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C
4 .000 07/01/46 948,650
1,040,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2020C - AGM Insured
3 .250 07/01/49 795,260
3,225,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology Issue, Green Series 2020A
4 .000 07/01/50 2,723,422
500,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
4 .000 07/01/47 436,693
380,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
5 .000 07/01/47 380,271
1,750,000 (c) New Jersey Educational Facilities Authority, Revenue Bonds,
Stockton University Issue, Refunding Series 2026C - BAM Insured
5 .000 07/01/36 1,929,364
565,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Senior Series 2021B,
(AMT)
2 .500 12/01/40 527,395
215,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)
3 .750 12/01/31 214,928
45,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)
4 .000 12/01/35 44,975
1,010,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2023B, (AMT)
4 .000 12/01/44 968,763
460,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2024B, (AMT)
4 .250 12/01/45 449,995
1,000,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2025-1B, (AMT)
4 .500 12/01/45 990,284
1,270,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Subordinate Series
2021C, (AMT)
3 .250 12/01/51 860,017
1,000,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Subordinate Series
2022C, (AMT)
5 .000 12/01/52 948,362
80,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)
3 .750 12/01/33 79,945
10,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)
4 .000 12/01/40 9,982
370,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Series 2020B, (AMT)
3 .500 12/01/39 359,270
1,740,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Subordinate Series 2017-C, (AMT)
4 .250 12/01/47 1,526,163
1,460,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Subordinate Series 2019C, (AMT)
3 .625 12/01/49 1,129,321
1,420,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .000 07/01/45 1,506,976
1,145,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .250 07/01/50 1,213,652
1,335,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Paterson Arts & Science Charter School,
Series 2023
5 .375 07/01/53 1,291,644
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 48,082,841

Portfolio of Investments August 31, 2026
(continued)
New Jersey Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE - 9.1%
$ 1,800,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
2 .375% 07/01/46 $ 1,150,200
1,945,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
3 .000 07/01/46 1,501,197
1,000,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
3 .000 07/01/51 716,478
25,000 New Jersey Health Care Facilities Finance Authority, Revenue
Bonds, AHS Hospital Corporation, Series 2008A
5 .000 07/01/27 25,046
1,395,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, AHS Hospital Corporation, Refunding Series 2016
4 .000 07/01/41 1,312,769
965,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Hackensack Meridian Health Obligated Group, Refunding
Series 2017A
5 .000 07/01/57 967,188
2,700,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2017A
5 .000 07/01/42 2,718,443
2,000,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2024A
5 .250 07/01/54 2,074,721
5,000,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Refunding Series
2026A
5 .000 07/01/34 5,538,955
2,165,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Series 2021A
4 .000 07/01/45 2,050,357
2,245,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Series 2021A
3 .000 07/01/51 1,590,856
2,125,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
3 .000 07/01/32 2,024,434
370,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
4 .000 07/01/34 369,996
2,695,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
5 .000 07/01/41 2,695,386
1,450,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
4 .000 07/01/48 1,224,719
3,000,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2026C
5 .000 07/01/35 3,346,719
1,750,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2026C
5 .000 07/01/36 1,953,825
500,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2026C
5 .000 07/01/39 541,657
800,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Valley Health System Obligated Group, Series 2019
4 .000 07/01/37 789,654
1,190,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Valley Health System Obligated Group, Series 2019
4 .000 07/01/44 1,103,674
1,215,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Valley Health System Obligated Group, Series 2019
3 .000 07/01/49 884,976
TOTAL HEALTH CARE 34,581,250
HOUSING/MULTIFAMILY - 5.0%
150,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Kean Properties LLC - Kean University Student
Housing Project, Series 2017A
5 .000 07/01/47 141,810
450,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Kean Properties LLC - Kean University Student
Housing Project, Series 2017A
5 .000 01/01/50 413,363
2,440,000 New Jersey Economic Development Authority, Revenue Bonds,
West Campus Housing LLC - New Jersey City University Student
Housing Project, Series 2015
5 .000 07/01/47 2,170,213
1,392,040 New Jersey Housing & Mortgage Finance Agency, Multifamily
Conduit Revenue Bonds, Cherry Garden Apartments Project,
Series 2021B
2 .375 01/01/39 1,100,885

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 518,074 New Jersey Housing & Mortgage Finance Agency, Multifamily
Conduit Revenue Bonds, Riverview Towers Apartments, Series
2024B
5 .250% 12/20/65 $ 528,114
695,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Conduit Revenue Bonds, Montgomery Gateway Apartments,
Series 2025A
4 .550 05/01/41 673,338
1,310,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2015A
4 .000 11/01/45 1,224,825
1,135,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2016A
3 .750 11/01/45 1,011,781
2,145,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2016B
3 .600 11/01/40 1,970,578
1,275,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2018A
3 .600 11/01/33 1,263,782
1,045,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2018A
3 .950 11/01/43 946,726
500,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2018A
4 .100 11/01/53 431,525
1,750,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2019A
2 .900 11/01/39 1,401,773
530,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2019A
3 .000 11/01/44 413,100
870,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2019A
3 .050 11/01/49 650,038
490,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2019A
3 .150 05/01/53 350,765
600,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2020A
2 .450 11/01/45 406,161
2,470,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2021A
2 .450 11/01/41 1,808,648
1,090,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2023C, (AMT)
4 .850 05/01/33 1,097,442
855,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2023E-1
4 .500 05/01/50 819,132
TOTAL HOUSING/MULTIFAMILY 18,823,999
HOUSING/SINGLE FAMILY - 5.5%
920,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A
3 .750 10/01/35 903,949
2,150,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018B, (AMT)
3 .800 10/01/32 2,099,341
2,710,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2019C
4 .000 04/01/49 2,386,025
1,540,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2020E
2 .250 10/01/40 1,142,687
755,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2020E
3 .500 04/01/51 753,597
2,000,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2024K
4 .150 10/01/39 1,946,624
6,840,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2021H
2 .300 10/01/46 4,679,228
1,885,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I
4 .500 10/01/42 1,867,901
1,260,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I
4 .600 10/01/46 1,233,879
995,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2023J
4 .500 10/01/43 972,022
1,145,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2023J
4 .700 10/01/48 1,103,589
1,805,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2025M
5 .050 10/01/45 1,818,286
TOTAL HOUSING/SINGLE FAMILY 20,907,128

Portfolio of Investments August 31, 2026
(continued)
New Jersey Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIALS - 0.7%
$ 500,000 New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series
2012A, (AMT)
5 .000% 06/15/37 $ 499,487
1,000,000 New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series
2012A, (AMT)
5 .125 06/15/43 976,250
1,000,000 (a) New Jersey Economic Development Authority, New Jersey, Dock
and Wharf Facility Revenue Bonds, Repauno Port & Rail Terminal
Project, Series 2025, (AMT)
6 .625 01/01/45 1,036,851
TOTAL INDUSTRIALS 2,512,588
LONG-TERM CARE - 0.7%
530,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5 .250 01/01/44 505,294
2,113,474 (a) New Jersey Economic Development Authority, Revenue Bonds,
White Horse HMT Urban Renewal LLC Project, Series 2020
5 .000 01/01/40 1,586,392
475,000 (a) New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018
5 .750 10/01/38 344,464
TOTAL LONG-TERM CARE 2,436,150
TAX OBLIGATION/GENERAL - 25.2%
3,995,000 Bridgewater & Raritan School District, Somerset County, New
Jersey, General Obligation Bonds, Series 2024
4 .000 07/15/45 3,827,830
3,000,000 Bridgewater Township, Somerset County, New Jersey, General
Obligation Bonds, Bond Anticipation Note Series 2026A
4 .000 07/28/27 3,034,757
790,000 Cumberland County Improvement Authority, New Jersey,
General Obligation Lease Revenue Bonds, Vineland Public Safety
Building Project, Series 2017
3 .250 12/15/37 732,493
1,000,000 Cumberland County, New Jersey, General Obligation Bonds,
Series 2021
2 .000 05/15/29 952,594
2,000,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Bond Anticipation Note Series 2026
4 .000 07/13/27 2,022,058
5,000,000 Ewing Township, Mercer County, New Jersey, General Obligation
Bonds, Bond Anticipation Notes Series 2025
4 .000 12/22/26 5,020,523
25,000 Flemington-Raritan Regional School District, Hunterdon County,
New Jersey, General Obligation Bonds, Series 2019
2 .375 09/01/34 21,689
3,000,000 Freehold Township Board of Education, Monmouth County, New
Jersey, General Obligation Bonds, School Series 2025
4 .000 08/15/41 2,967,869
1,065,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2 .000 02/01/28 1,043,120
1,000,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2 .250 02/01/29 970,668
1,040,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3 .375 03/01/34 1,025,309
1,075,000 Holmdel Township, Monmouth, New Jersey, General Obligation
Bonds, Series 2021
2 .000 11/15/34 902,442
1,250,000 Hudson County Improvement Authority, New Jersey, County
Guaranteed Pooled Notes, Series 2026A-1
3 .500 03/01/27 1,254,712
1,000,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Courthouse
Project, Series 2020
4 .000 10/01/51 898,284
5,490,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Vocational
Technical Schools Project, Series 2016
5 .000 05/01/46 5,493,016
1,000,000 Hudson County Improvement Authority, New Jersey, General
Obligation Bonds, Local Unit Loan Program, County Guaranteed
Pooled Notes, Series 2026B-1
4 .000 06/11/27 1,010,104
3,000,000 Hudson County, New Jersey, Bond Anticipation Notes, Series
20256
4 .000 02/24/27 3,019,174
1,000,000 Jersey City Board of Education, Hudson County, New Jersey,
General Obligation Bonds, School Energy Savings Refunding
Series 2023 - AGM Insured
4 .250 08/15/45 977,158
1,000,000 Jersey City, New Jersey, General Obligation Bonds, General
Improvement Series 2022A
3 .000 02/15/37 891,491

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,000,000 Madison Borough Board of Education, Morris County, New
Jersey, General Obligation Bonds, School Series 2024
1 .000% 08/15/30 $ 914,366
665,000 Manalapan-Englishtown Regional Board of Education, New
Jersey, General Obligation Bonds, School Series 2025
4 .000 07/15/43 647,484
1,730,000 Manalapan-Englishtown Regional Board of Education, New
Jersey, General Obligation Bonds, School Series 2025
4 .000 07/15/44 1,667,346
1,125,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2022C
5 .000 08/15/40 1,194,339
575,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2023
5 .000 12/01/36 636,883
500,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2023
5 .000 12/01/41 533,731
1,120,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2024A
5 .000 12/01/37 1,242,535
1,695,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2025
5 .000 12/01/31 1,883,700
1,700,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2025
5 .000 12/01/34 1,940,331
2,000,000 Montclair Township Board of Education, Essex County, New
Jersey, General Obligation Bonds, School Series 2025
4 .250 08/01/43 1,952,865
2,500,000 Montclair Township Board of Education, Essex County, New
Jersey, General Obligation Bonds, School Series 2025
4 .250 08/01/44 2,413,757
2,485,000 Montclair Township Board of Education, Essex County, New
Jersey, General Obligation Bonds, School Series 2025
4 .375 08/01/45 2,430,576
1,020,000 New Brunswick Parking Authority, Middlesex County, New Jersey,
Guaranteed Parking Revenue Bonds, Refunding Series 2016A -
BAM Insured
5 .000 09/01/32 1,021,547
1,000,000 New Brunswick Parking Authority, Middlesex County, New Jersey,
Guaranteed Parking Revenue Bonds, Refunding Series 2016A -
BAM Insured
5 .000 09/01/35 1,001,221
1,000,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
5 .000 06/01/27 1,018,653
1,240,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
4 .000 06/01/31 1,294,856
1,375,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
3 .000 06/01/32 1,347,051
1,000,000 New Jersey State, General Obligation Bonds, Various Purpose
Series 2020
5 .000 06/01/40 1,012,859
2,100,000 New Jersey State, General Obligation Bonds, Various Purpose
Series 2021 - BAM Insured
2 .000 06/01/36 1,665,251
1,090,000 New Jersey State, General Obligation Bonds, Various Purpose
Series 2021
5 .000 06/01/40 1,131,323
605,000 Newark Board of Education, Essex County, New Jersey, General
Obligation Bonds, School Energy Savings Series 2021 - BAM
Insured
4 .000 07/15/36 608,523
500,000 Newark, Essex County, New Jersey, Mass Transit Access Tax
Revenue Bonds, Mulberry Pedestrian Bridge Redevelopment
Project, Series 2022 - AGM Insured
5 .375 11/15/52 523,937
600,000 Newark, Essex County, New Jersey, Mass Transit Access Tax
Revenue Bonds, Mulberry Pedestrian Bridge Redevelopment
Project, Series 2022 - AGM Insured
6 .000 11/15/62 647,157
1,500,000 Ocean City, New Jersey, General Obligation Bonds, General
Improvement Series 2019
2 .250 09/15/33 1,324,814
1,605,000 Parsippany-Troy Hills Township, New Jersey, General Obligation
Bonds, General Improvement Series 2025
4 .000 10/15/26 1,607,550
2,625,000 Passaic County, New Jersey, General Obligation Bonds, General
Improvement Series 2019A
1 .000 12/01/34 2,041,061
1,054,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 1,107,463
1,477,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 1,471,866
669,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 648,911

Portfolio of Investments August 31, 2026
(continued)
New Jersey Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 5,000,000 Rahway, New Jersey, General Obligation Bonds, Bond
Anticipation Note Series 2026
4 .000% 07/20/27 $ 5,059,975
1,145,000 Somers Point, New Jersey, General Obligation Bonds,
Improvement Sewer Utility Series 2019
2 .000 10/01/31 1,033,976
1,000,000 South Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, BAN Series 2025A
4 .000 10/19/26 1,001,579
2,460,000 South Orange & Maplewood School District, Essex County, New
Jersey, General Obligation Bonds, Series 2021
2 .375 08/15/46 1,592,211
190,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
3 .000 07/15/30 182,193
3,435,000 Union County Utilities Authority, New Jersey, Resource Recovery
Facility Lease Revenue Bonds, Covantan Union Inc. Lessee,
Refunding Series 2011B, (AMT)
5 .250 12/01/31 3,535,998
2,515,000 Union County Utilities Authority, New Jersey, Solid Waste System
County Deficiency Revenue Bonds, Series 2011A
5 .000 06/15/41 2,516,484
3,000,000 Union County, New Jersey, General Obligation Bonds, Bond
Anticipation Notes Series 2026
4 .000 06/11/27 3,031,011
1,280,000 Verona Township Board of Education, Essex County, New Jersey,
General Obligation Bonds, Refunding Series 2020
2 .250 03/01/39 941,459
405,000 Vineland Board of Education, Cumberland County, New Jersey,
General Obligation Bonds, Energy Savings Refunding School
Series 2025 - BAM Insured
5 .000 07/01/39 432,759
2,000,000 Willingboro Township Board of Education, New Jersey, General
Obligation Bonds, School Series 2025
4 .250 08/15/44 2,000,550
1,085,000 Woodridge Boro, New Jersey, General Obligation Bonds,
General Improvement Series 2021
2 .000 09/01/32 953,300
TOTAL TAX OBLIGATION/GENERAL 95,278,742
TAX OBLIGATION/LIMITED - 18.1%
1,715,000 Bergen County Improvement Authority, New Jersey, County
Guaranteed Governmental Pooled Project Notes, Series 202
4 .000 10/14/26 1,717,534
650,000 Bergen County Improvement Authority, New Jersey, Guaranteed
Lease Revenue Bonds, County Administration Complex Project,
Series 2005
5 .000 11/15/26 653,294
2,000,000 Bergen County Improvement Authority, New Jersey, Lease
Revenue Bonds, Bergen County Project, County Guaranteed
Series 2026
4 .000 08/12/27 2,025,099
450,000 Camden County Improvement Authority, New Jersey, County
Guaranteed Loan Revenue Bonds, Refunding Capital Program
Series 2024B
5 .000 01/15/29 474,229
1,000,000 Camden County Improvement Authority, New Jersey, County
Guaranteed Loan Revenue Bonds, Refunding Capital Program
Series 2024B
5 .000 01/15/30 1,072,214
795,000 Casino Reinvestement Development Authority, New Jersey,
Luxury Tax Revenue Bonds, Series 2024A
5 .000 11/01/41 824,879
600,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, County Guaranteed Loan Capital Program, Refunding
Series 2025
5 .000 04/01/29 636,541
650,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, County Guaranteed Loan Capital Program, Refunding
Series 2025
5 .000 04/01/31 710,580
250,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, County Guaranteed Loan Capital Program, Refunding
Series 2025
5 .000 04/01/32 276,861
350,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, County Guaranteed Loan Capital Program, Refunding
Series 2025
5 .000 04/01/33 391,888
1,135,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/33 1,220,550
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/34 539,970
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/35 540,321

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,065,000 Middlesex County Improvement Authority, New Jersey, County
Guaranteed Lease Revenue Bonds, Middlesex Regional
Educational Services Commission Projects, Refunding Series
2024
5 .000% 10/15/33 $ 1,196,369
2,940,000 Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life
Science Exchange - H-1 Project Series 2023A
5 .000 08/15/49 3,059,956
1,000,000 Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life
Science Exchange - H-1 Project Series 2023A
4 .000 08/15/53 900,878
3,600,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A
5 .250 11/01/47 3,737,279
3,775,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A
5 .000 11/01/52 3,818,487
3,220,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 3,174,506
192,836 New Jersey Economic Development Authority, Revenue
Refunding Bonds, Kapkowski Road Landfill Project, Series 2002
6 .500 04/01/28 196,777
255,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/29 256,225
175,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/30 175,839
3,845,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A
5 .000 06/15/31 3,862,309
505,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2019AA
5 .000 06/15/46 510,328
1,000,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC
5 .250 06/15/41 1,053,406
1,500,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023AA
4 .250 06/15/44 1,420,138
14,250,000 (d) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/30 12,367,856
5,300,000 (d) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/32 4,260,474
4,620,000 (d) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/33 3,557,509
1,045,000 (d) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/34 765,949
2,360,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
3 .500 06/15/46 1,966,330
680,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
4 .000 06/15/50 603,881
1,560,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024AA
4 .000 06/15/42 1,448,154
1,080,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024CC
4 .125 06/15/55 959,954
500,000 Passaic County Improvement Authority, New Jersey, Lease
Revenue Bonds, Little Falls Board of Education Project Series
2025
5 .000 09/15/37 543,316
1,110,000 Passaic County Improvement Authority, New Jersey, Lease
Revenue Bonds, Preakness Healthcare Center Expansion Project,
Refunding Series 2015
3 .750 05/01/36 1,099,467
1,115,000 Passaic County Improvement Authority, New Jersey, Lease
Revenue Bonds, Preakness Healthcare Center Expansion Project,
Series 2012
3 .500 05/01/35 1,093,772
1,920,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,863,331
1,756,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 1,718,807

Portfolio of Investments August 31, 2026
(continued)
New Jersey Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,570,000 Union County Improvement Authority, New Jersey, Lease
Revenue Bonds, Plainfield - Park Madison Redevelopment
Project, Refunding Series 2013A
5 .000% 03/01/34 $ 1,680,787
TOTAL TAX OBLIGATION/LIMITED 68,376,044
TRANSPORTATION - 11.7%
1,000,000 Delaware River and Bay Authority, Delaware and New Jersey,
Revenue Bonds, Refunding Series 2024B
5 .000 01/01/41 1,052,920
1,000,000 Delaware River and Bay Authority, Delaware and New Jersey,
Revenue Bonds, Refunding Series 2024B
5 .000 01/01/42 1,049,025
1,000,000 Delaware River and Bay Authority, Delaware and New Jersey,
Revenue Bonds, Refunding Series 2024B
5 .000 01/01/43 1,045,319
1,000,000 Delaware River and Bay Authority, Delaware and New Jersey,
Revenue Bonds, Series 2019
4 .000 01/01/44 938,362
665,000 Delaware River and Bay Authority, Delaware and New Jersey,
Revenue Bonds, Series 2024A
5 .000 01/01/49 680,488
2,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/47 2,008,931
1,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2019A
3 .000 07/01/49 700,391
1,150,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2026A
5 .250 07/01/51 1,212,026
1,860,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds, Refunding Series 2025
5 .000 01/01/37 2,047,585
1,705,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013 -
AGM Insured, (AMT)
5 .000 01/01/31 1,734,907
1,645,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5 .625 01/01/52 1,646,003
960,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 1999, (AMT)
5 .250 09/15/29 961,231
330,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B,
(AMT)
5 .625 11/15/30 330,493
1,000,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/37 1,007,810
2,000,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/47 1,989,659
1,315,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A -
AGM Insured
5 .250 01/01/29 1,395,591
775,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022A
4 .000 01/01/42 736,332
2,010,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022A
4 .000 01/01/43 1,900,475
1,000,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022B
5 .000 01/01/46 1,035,255
1,030,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022B
4 .500 01/01/48 1,025,036
2,250,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022B
5 .250 01/01/52 2,322,903
925,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2025A
5 .250 01/01/55 963,623
1,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fiftieth Series 2025
5 .000 10/15/36 1,129,721
2,950,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5 .000 12/01/53 2,952,933
1,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fifth Series 2024
5 .000 09/01/49 1,029,460
2,485,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fifth Series 2024
5 .000 09/01/54 2,533,205

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Second Series 2017, (AMT)
5 .000% 10/15/33 $ 1,010,354
2,000,000 South Jersey Port Corporation, New Jersey, Marine Terminal
Revenue Bonds, Subordinate Series 2017B, (AMT)
5 .000 01/01/42 2,005,237
1,000,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Refunding Series 2019A
- AGM Insured
5 .000 11/01/33 1,049,961
2,330,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A
4 .625 11/01/47 2,248,104
650,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A - BAM
Insured
5 .250 11/01/52 667,823
1,000,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2025A - BAM
Insured
4 .000 11/01/38 980,285
1,000,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2025A - BAM
Insured
4 .000 11/01/39 966,034
TOTAL TRANSPORTATION 44,357,482
U.S. GUARANTEED - 0.2% (e)
75,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Kennedy Health System Obligated Group Issue,
Refunding Series 2012, (ETM)
3 .750 07/01/27 75,696
600,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC, (Pre-refunded 12/15/32)
5 .250 06/15/46 678,329
TOTAL U.S. GUARANTEED 754,025
UTILITIES - 7.4%
500,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2025A
5 .500 07/01/43 525,914
1,100,000 Jersey City Municipal Utilities Authority, Hudson County, New
Jersey, Sewer Revenue Bonds, Series 2026D - BAM Insured
5 .000 10/15/51 1,139,838
530,000 New Jersey Economic Development Authority, Natural Gas
Facilities Revenue Bonds, New Jersey Natural Gas Company
Project, Refunding Series 2011C, (AMT)
3 .000 08/01/41 419,391
2,575,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, Middlesex Water Company, Series 2019, (AMT)
4 .000 08/01/59 2,118,802
5,000,000 (b) New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2019A, (AMT), (Mandatory Put
12/03/29)
2 .200 10/01/39 4,695,545
565,000 (b) New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2020B, (AMT), (Mandatory Put 6/01/28)
3 .750 11/01/34 569,201
500,000 New Jersey Environmental Infrastructure Trust, Environmental
Infrastructure Bonds, Green Series 2025A-SW1
5 .000 09/01/34 568,068
6,295,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2022A-2
5 .000 09/01/47 6,551,687
2,000,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2022A-2
5 .000 09/01/52 2,052,228
1,500,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2023A-W1
5 .000 09/01/30 1,628,009
500,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2023A-W1
5 .000 09/01/34 568,828
500,000 North Hudson Sewerage Authority, New Jersey, Gross Revenue
Lease Certificates, Senior Lien Series 2023 - BAM Insured
5 .000 06/01/38 540,912
750,000 North Hudson Sewerage Authority, New Jersey, Gross Revenue
Lease Certificates, Senior Lien Series 2023 - BAM Insured
5 .000 06/01/39 805,232
375,000 North Hudson Sewerage Authority, New Jersey, Gross Revenue
Lease Certificates, Senior Lien Series 2023 - BAM Insured
5 .000 06/01/44 392,984
625,000 North Hudson Sewerage Authority, New Jersey, Gross Revenue
Lease Certificates, Senior Lien Series 2026
5 .000 06/01/42 664,886

Portfolio of Investments August 31, 2026
(continued)
New Jersey Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 5,000,000 Salem County Pollution Control Financing Authority, New
Jersey, Revenue Bonds, Atlantic City Electric Company Project,
Refunding Series 2020
2 .250% 06/01/29 $ 4,797,036
TOTAL UTILITIES 28,038,561
TOTAL MUNICIPAL BONDS
(Cost $388,499,102) 374,144,723
TOTAL LONG-TERM INVESTMENTS
(Cost $388,499,102) 374,144,723
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.2%
X 4,685,000
MUNICIPAL BONDS - 1.2%
X –
EDUCATION AND CIVIC ORGANIZATIONS - 1.2%
$ 4,685,000 (f) Rutgers State University, New Jersey, Revenue Bonds, Series
2009G
2 .750 05/01/39 $ 4,685,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 4,685,000
TOTAL MUNICIPAL BONDS
(Cost $4,685,000) 4,685,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,685,000) 4,685,000
TOTAL INVESTMENTS - 100.1%
(Cost $393,184,102) 378,829,723
OTHER ASSETS & LIABILITIES, NET - (0.1)% (543,587)
NET ASSETS - 100% $ 378,286,136
AMT Alternative Minimum Tax
ETM Escrowed to maturity
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $3,062,044 or 0.8% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) When-issued or delayed delivery security.
(d) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments August 31, 2026
New York Municipal Bond
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.1%
X 1,005,617,192
MUNICIPAL BONDS - 99.1%
X –
CONSUMER STAPLES - 3.5%
$ 15,110,000 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005A
5 .000% 06/01/38 $ 13,175,844
76,105,000 (a),(b) Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005C
0 .000 06/01/50 9,791,525
650,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5 .625 06/01/35 663,239
6,885,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5 .750 06/01/43 6,633,605
1,330,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Turbo Term Series 2016A.
Including 2016A-1, 2016A-2A and 2016A-2B
5 .000 06/01/45 1,149,086
10,000,000 (b) Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0 .000 06/01/66 820,515
3,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5 .000 06/01/48 2,790,181
TOTAL CONSUMER STAPLES 35,023,995
EDUCATION AND CIVIC ORGANIZATIONS - 10.0%
1,865,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Enterprise Charter
School Project, Series 2011A
7 .500 12/01/40 1,852,175
1,360,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Classical Charter Schools Series 2023A
4 .500 06/15/43 1,207,403
550,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Global Community Charter School Project, Series 2022A
5 .000 06/15/52 458,746
3,360,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5 .250 07/01/52 3,370,036
809,605 Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
2 .500 11/01/39 647,684
794,739 Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
2 .750 11/01/44 635,792
1,265,000 Build New York City Resource Corporation, New York, Revenue
Bonds, New World Preparatory Charter School Project, Series
2021A
4 .000 06/15/41 1,085,860
1,440,000 (a) Build NYC Resource Corporation Revenue Bonds, New York, East
Harlem Scholars Academy Charter School Project, Series 2022
(Social Bonds)
5 .750 06/01/62 1,346,843
2,395,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/55 1,920,717
580,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5 .000 06/01/41 505,745
2,620,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5 .000 06/01/56 2,016,150
1,720,000 (a) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7 .250 07/01/53 1,761,520
4,000,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Barnard College, Taxable Series 2025A
5 .000 07/01/55 4,003,639
3,040,000 Dormitory Authority of the State of New York, General Revenue
Bonds, The New School University Series 2025A
5 .000 07/01/42 3,092,512
2,500,000 Dormitory Authority of the State of New York, General Revenue
Bonds, The New School University Series 2025A
4 .250 07/01/50 2,211,233
3,835,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5 .000 07/15/42 3,815,336
3,015,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5 .000 07/15/50 2,877,890
1,670,000 Dormitory Authority of the State of New York, Housing Revenue
Bonds, Fashion Institute of Technology, Series 2007 - FGIC
Insured
5 .250 07/01/29 1,711,376

Portfolio of Investments August 31, 2026
(continued)
New York Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 735,000 Dormitory Authority of the State of New York, Housing Revenue
Bonds, Fashion Institute of Technology, Series 2007 - FGIC
Insured
5 .250% 07/01/34 $ 769,032
9,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Fordham University, Series 2020
4 .000 07/01/46 8,253,478
20,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University Series 2026A
4 .000 07/01/43 18,551,642
1,055,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University, Series 2001-1 - AMBAC Insured
5 .500 07/01/40 1,173,413
1,950,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024A
5 .500 05/01/56 1,961,787
1,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Rockefeller University, Series 2020A
5 .000 07/01/53 1,013,148
8,665,000 Dormitory Authority of the State of New York, Revenue Bonds,
Rockefeller University, Series 2022A
4 .000 07/01/42 8,174,649
3,570,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2026
7 .000 12/01/51 3,479,251
6,675,000 (b) Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016B
0 .000 01/01/45 2,047,178
3,040,000 (c) Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 2,700,779
200,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, Evergreen Charter School Project,
Series 2022A
5 .500 06/15/57 190,553
7,835,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds,  University of Rochester Project, Series 2020A
4 .000 07/01/50 6,866,031
5,750,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds,  University of Rochester Project, Series 2023A
5 .000 07/01/53 5,869,685
300,000 (a) Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Academy of Health Sciences Charter School
Project, Social Impact Series 2022
5 .875 07/01/52 291,172
850,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, St. John Fisher University Project, Series 2024
5 .250 06/01/54 865,483
2,070,000 New York City Trust for Cultural Resources, New York, Revenue
and Refunding Bonds, Museum of American Art, Series 2026
5 .000 08/01/36 2,345,085
740,000 New York City Trust for Cultural Resources, New York, Revenue
Bonds, Lincoln Center for the Performing Arts, Series 2026A
5 .000 12/01/35 822,851
1,285,000 Troy Capital Resource Corporation, New York,  Revenue Bonds,
Rensselaer Polytechnic Institute, Refunding Series 2020A.
Forward Delivery
4 .000 09/01/40 1,182,490
160,000 Yonkers Economic Development Corporation, New York,
Educational Revenue Bonds, Lamartine/Warburton LLC-Charter
School of Educational Excellence Project, Series 2019A
4 .000 10/15/29 158,505
205,000 Yonkers Economic Development Corporation, New York,
Educational Revenue Bonds, Lamartine/Warburton LLC-Charter
School of Educational Excellence Project, Series 2019A
5 .000 10/15/39 197,976
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 101,434,845
FINANCIALS - 1.0%
5,710,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005
5 .250 10/01/35 6,355,309
3,475,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007
5 .500 10/01/37 3,934,411
TOTAL FINANCIALS 10,289,720
HEALTH CARE - 16.8%
6,735,000 Albany Capital Resource Corporation, New York, Revenue Bonds,
Albany Medical Center Hospital Series 2025A
5 .500 05/01/55 7,005,420
15,600,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
4 .000 05/01/45 14,150,484
18,290,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
4 .250 05/01/52 16,160,063

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 9,255,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
5 .000% 05/01/52 $ 9,133,110
11,965,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2024A
5 .250 05/01/54 12,098,342
3,600,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5 .000 08/01/35 3,629,986
1,200,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
5 .000 09/01/30 1,251,445
2,680,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
5 .000 09/01/34 2,761,606
2,620,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
5 .000 09/01/35 2,692,780
5,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
4 .000 09/01/50 4,019,282
15,420,000 Dormitory Authority of the State of New York, Revenue Bonds,
Mount Sinai Health Obligated Group, Series 2025
5 .250 07/01/50 15,255,997
14,435,000 Dormitory Authority of the State of New York, Revenue Bonds,
NYU Langone Hospitals Obligated Group, Series 2020A
4 .000 07/01/53 12,198,369
450,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/29 450,021
1,100,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/32 1,094,152
1,100,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/33 1,087,865
1,000,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/35 969,850
1,300,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/40 1,173,613
2,000,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/26 2,000,090
1,200,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/27 1,200,605
4,250,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/36 3,963,373
1,000,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/37 918,122
2,750,000 Dormitory Authority of the State of New York, Revenue Bonds,
Roswell Park Cancer Institute Obligated Group, Series 2025A
5 .500 07/01/55 2,873,744
400,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .250 10/01/49 404,013
6,280,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
5 .000 07/01/35 6,281,823
2,830,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
- BAM Insured
4 .000 07/01/41 2,643,292
11,000,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
5 .000 07/01/46 10,641,423
2,380,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2025A
5 .250 12/01/50 2,404,340
2,605,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2025A
5 .500 12/01/55 2,663,861
1,395,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series
2013A
5 .000 12/01/42 1,394,907
6,605,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series 2017
5 .000 12/01/46 6,355,255
4,600,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester Regional Health Project, Series 2020A
4 .000 12/01/46 3,854,389
375,000 Monroe County Industrial Development Corporation, New York,
Tax-Exempt Revenue Bonds, Highland Hospital of Rochester
Project, Series 2015
5 .000 07/01/34 375,408
19,010,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Refunding Series 2016
5 .000 11/01/46 17,117,581

Portfolio of Investments August 31, 2026
(continued)
New York Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 380,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2023
6 .250% 11/01/52 $ 390,804
TOTAL HEALTH CARE 170,615,415
HOUSING/MULTIFAMILY - 0.5%
3,450,000 (a) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F
Series 2024
5 .250 12/15/31 3,536,029
1,125,000 New York State Housing Finance Agency, Multifamily Housing
Revenue Bonds, Cannon Street Senior Housing Project, Series
2007A, (AMT)
5 .300 02/15/39 1,125,352
TOTAL HOUSING/MULTIFAMILY 4,661,381
INDUSTRIALS - 2.4%
17,020,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 17,044,664
7,550,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5 .150 11/15/34 7,561,910
TOTAL INDUSTRIALS 24,606,574
LONG-TERM CARE - 0.1%
535,000 Dormitory Authority of the State of New York, Non-State
Supported Debt, Ozanam Hall of Queens Nursing Home
Revenue Bonds, Series 2006
5 .000 11/01/31 542,959
550,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Ann's Community Project, Series 2019
5 .000 01/01/40 535,198
200,000 (a) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Special Needs Facilities Pooled Program,
Series 2008A-1
6 .100 07/01/28 199,454
210,000 (a) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Special Needs Facilities Pooled Program,
Series 2008A-1
6 .200 07/01/33 206,410
TOTAL LONG-TERM CARE 1,484,021
MATERIALS - 0.2%
1,880,000 (a) Build New York City Resource Corporation, New York, Solid
Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project,
Series 2014, (AMT)
5 .000 01/01/35 1,882,370
TOTAL MATERIALS 1,882,370
TAX OBLIGATION/GENERAL - 9.0%
5,150,000 Longwood Central School District, Suffolk County, New York,
General Obligation Bonds, Tax Anticipation Note Series 2025
4 .000 09/18/26 5,153,411
5,165,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2023A
4 .000 04/01/53 4,575,826
7,210,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series E-1
5 .000 03/01/39 7,356,268
6,050,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series E-1
5 .000 03/01/40 6,164,751
3,875,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series F-1
5 .000 04/01/45 3,924,161
5,450,000 New York City, New York, General Obligation Bonds, Fiscal 2022
Series A-1
5 .000 08/01/47 5,522,409
5,790,000 New York City, New York, General Obligation Bonds, Fiscal 2023
Series B-1
5 .250 10/01/47 5,974,069
3,750,000 New York City, New York, General Obligation Bonds, Fiscal 2026
Series A-1
5 .250 08/01/53 3,850,112
12,000,000 New York City, New York, General Obligation Bonds, Fiscal 2026
Series D
5 .250 10/01/51 12,340,847
5,400,000 New York City, New York, General Obligation Bonds, Fiscal 2027
Series A
5 .250 08/01/50 5,575,335
14,000,000 North Hempstead, Nassau County, New York, General Obligation
Bonds, Bond Anticipation Notes, Series 2025B
4 .000 09/18/26 14,009,341

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 3,989,348 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625% 07/01/27 $ 4,054,865
10,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 9,965,242
2,770,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 2,572,828
TOTAL TAX OBLIGATION/GENERAL 91,039,465
TAX OBLIGATION/LIMITED - 21.9%
6,460,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Green Series 2025
5 .250 11/01/55 6,766,756
3,035,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Series 2023A
5 .000 11/01/53 3,118,551
1,585,000 Dormitory Authority of the State of New York, Residential
Insitutions for Children Revenue Bonds, Series 2008-A1
5 .000 06/01/33 1,588,332
1,985,000 Dormitory Authority of the State of New York, Residential
Insitutions for Children Revenue Bonds, Series 2008-A1
5 .000 06/01/38 1,988,160
20,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2009C - AGC Insured
5 .125 10/01/36 20,035
3,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/38 3,228,092
10,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2026A
5 .000 10/01/38 10,767,495
3,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2026A
5 .000 10/01/39 3,201,171
2,040,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2021A
5 .000 03/15/49 2,070,185
17,140,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2017A Group C
5 .000 03/15/41 17,243,293
10,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018A
5 .000 03/15/42 10,158,055
1,410,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024A
5 .000 03/15/53 1,425,226
2,170,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Green Fiscal 2022 Series A
4 .000 02/15/36 2,187,344
4,500,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Green Fiscal 2022 Series A
4 .000 02/15/43 4,245,042
5,710,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5 .000 02/15/39 5,743,655
3,955,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5 .000 02/15/42 3,975,559
1,045,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5 .000 02/15/45 1,049,914
2,935,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Green Series 2024A
4 .000 11/15/51 2,520,458
10,000,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Green Series 2024B-1
4 .000 11/15/54 8,455,089
5,450,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Series 2022A
5 .000 11/15/46 5,614,100
9,335,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal 2020 Subseries S-1B
4 .000 07/15/43 8,605,109
380,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series A-1
5 .000 05/01/40 380,508
5,375,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1
5 .000 02/01/43 5,395,662
4,020,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2020 Subseries B-1
4 .000 11/01/47 3,569,275
5,835,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2026 Subseries Series A-1
5 .250 05/01/52 5,993,280
3,670,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1
5 .250 11/01/48 3,794,603
10,675,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024B
4 .375 05/01/53 9,799,086

Portfolio of Investments August 31, 2026
(continued)
New York Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 10,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2027B-1
5 .500% 11/01/52 $ 10,558,467
5,000,000 New York City, New York, Educational Construction Fund
Revenue Bonds, Series 2021B
5 .000 04/01/52 5,062,627
9,585,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A
5 .000 03/15/45 9,917,353
15,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Climate Certified Green Series 2022C
4 .125 03/15/57 13,038,870
7,000,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C
5 .000 03/15/47 7,158,014
3,800,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C
4 .000 03/15/49 3,327,851
500,000 Oneida Indian Nation, New York, Tax Revenue Bonds, Series
2024B
6 .000 09/01/43 530,310
12,393,000 (b) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 4,460,851
15,386,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 14,931,884
1,750,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/29 1,641,454
1,930,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/32 1,681,601
1,250,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/34 1,039,642
5,430,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/36 4,365,012
2,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2022 A
4 .000 05/15/51 1,782,147
1,650,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Subseries 2021A-1
5 .000 05/15/51 1,679,117
2,255,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Senior Lien Bonds, Series 2022C
4 .125 05/15/52 2,035,064
7,020,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax Series 2023A
4 .250 05/15/58 6,215,648
TOTAL TAX OBLIGATION/LIMITED 222,329,947
TRANSPORTATION - 28.0%
4,600,000 Build NYC Resource Corporation, New York, Airport Facilities
Revenue Bonds. TrIPs Obligated Group, Senior Series 2025,
(AMT)
5 .500 07/01/55 4,693,737
2,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020A-1
5 .000 11/15/48 2,010,051
3,600,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1
4 .750 11/15/45 3,586,068
2,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1
5 .250 11/15/55 2,018,038
2,500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Series 2016B
5 .000 11/15/37 2,505,856
6,655,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2017D
4 .000 11/15/42 5,963,352
2,500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2016C-1
5 .000 11/15/34 2,507,893
2,800,000 (d) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .300 10/01/37 1,736,000
2,000,000 (d) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .350 10/01/46 1,240,000

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 3,630,000 New York City, Industrial Development Agency, Senior Airport
Facilities Revenue Refunding Bonds, TrIPs Obligated Group,
Series 2012A, (AMT)
5 .000% 07/01/28 $ 3,632,303
5,000,000 New York State Thruway Authority, General Revenue Bonds,
Series 2020N
4 .000 01/01/42 4,606,329
3,000,000 New York State Thruway Authority, General Revenue Bonds,
Series 2020N
4 .000 01/01/43 2,751,415
2,400,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Refunding Series 2026A
5 .000 01/01/48 2,471,702
3,720,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 10/31/46 3,286,878
18,765,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 04/30/53 15,937,781
4,750,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4 .000 07/01/31 4,704,341
12,020,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 11,846,319
24,965,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 24,834,283
6,735,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT)
5 .500 12/31/60 6,751,678
12,610,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/31 12,589,786
1,745,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .375 08/01/36 1,801,643
14,915,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2023 - BAM
Insured, (AMT)
5 .375 06/30/60 14,979,008
10,545,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/60 10,596,926
9,270,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6 .000 06/30/55 9,705,993
2,080,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
6 .000 06/30/54 2,135,264
1,280,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020A, (AMT)
5 .000 12/01/37 1,311,845
1,540,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
5 .000 12/01/34 1,632,386
1,745,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
5 .000 12/01/35 1,841,261
2,010,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/35 2,123,754
10,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/36 10,499,954

Portfolio of Investments August 31, 2026
(continued)
New York Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 3,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000% 12/01/37 $ 3,128,736
1,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/40 1,022,796
1,300,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/27 1,308,217
10,200,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/28 10,438,712
10,035,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/31 10,236,267
1,300,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4 .375 10/01/45 1,211,837
5,400,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 5,927,444
15,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Ninety-Eighth Series 2016
5 .250 11/15/56 15,010,488
2,500,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019, (AMT)
5 .000 11/01/44 2,539,831
10,230,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fifth Series 2017
5 .000 11/15/47 10,288,539
4,335,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fourth Series 2024
5 .000 07/15/49 4,459,645
5,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Six Series 2022, (AMT)
5 .000 01/15/47 5,058,624
4,800,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twentieth Series 2019, (AMT)
4 .000 11/01/59 3,968,905
8,055,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Refunding
Series 2017B
5 .000 11/15/38 8,132,924
10,900,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2019A
5 .000 11/15/49 11,091,221
14,200,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2021A
5 .000 11/15/56 14,352,279
TOTAL TRANSPORTATION 284,478,309
UTILITIES - 5.7%
4,875,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Green Series 2023E
5 .000 09/01/53 4,969,465
2,215,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017
5 .000 09/01/42 2,241,342
695,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017
5 .000 09/01/47 700,773
5,295,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2026B
5 .250 09/01/56 5,460,692
7,465,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2018 Series CC-1
5 .000 06/15/48 7,500,555
9,885,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series CC-1
4 .000 06/15/49 8,806,483
7,500,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2025 Series BB
5 .250 06/15/55 7,702,457
7,780,000 (e) New York Energy Finance Development Corporation, Energy
Supply Revenue Bonds, Series 2025, (Mandatory Put 12/01/33)
5 .000 07/01/56 7,949,564
4,080,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5 .000 11/15/48 4,200,007

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 9,400,000 (a) Niagara Area Development Corporation, New York, Solid Waste
Disposal Facility Revenue Refunding Bonds, Covanta Energy
Project, Series 2018A, (AMT)
4 .750% 11/01/42 $ 8,239,812
TOTAL UTILITIES 57,771,150
TOTAL MUNICIPAL BONDS
(Cost $1,030,394,264) 1,005,617,192
TOTAL LONG-TERM INVESTMENTS
(Cost $1,030,394,264) 1,005,617,192
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.2%
X 11,500,000
MUNICIPAL BONDS - 1.2%
X –
TAX OBLIGATION/LIMITED - 1.2%
$ 11,500,000 (f) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Taxable Subordinate Fiscal 2019 Series A-4
3 .000 08/01/45 $ 11,500,000
TOTAL TAX OBLIGATION/LIMITED 11,500,000
TOTAL MUNICIPAL BONDS
(Cost $11,500,000) 11,500,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,500,000) 11,500,000
TOTAL INVESTMENTS - 100.3%
(Cost $1,041,894,264) 1,017,117,192
BORROWINGS - (0.9)% (g) (9,200,000)
OTHER ASSETS & LIABILITIES, NET - 0.6% 6,504,449
NET ASSETS - 100% $ 1,014,421,641
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $72,641,263 or 7.1% of Total Investments.
(b) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(g) Borrowings as a percentage of Total Investments is 0.9%.

Statement of Assets and Liabilities
See Notes to Financial Statements

August 31, 2026 (Unaudited)
California High
Yield California Connecticut Massachusetts New Jersey New York
ASSETS
Long-term investments, at value
†
$ 1,154,091,669 $ 1,650,629,019 $ 243,679,160 $ 430,422,508 $ 374,144,723 $ 1,005,617,192
Short-term investments, at value
◊
1,525,000 – 4,630,000 – 4,685,000 11,500,000
Cash – – 347,055 – – 44,131
Receivables:
Interest 21,028,383 19,234,852 2,465,502 5,128,932 3,927,994 13,011,974
Investments sold 2,007,085 7,083,875 4,550,000 – 1,226,260 –
Shares sold 1,531,875 4,062,938 96,473 212,456 74,989 481,606
Other 478,890 111,949 23,319 24,099 26,014 92,208
Total assets 1,180,662,902 1,681,122,633 255,791,509 435,787,995 384,084,980 1,030,747,111
LIABILITIES
Cash overdraft 2,341,594 712,865 – 1,015,403 2,339,475 –
Borrowings – – – – – 9,200,000
Floating rate obligations 248,650,000 – – – – –
Payables:
Management fees 417,702 659,972 108,353 181,845 159,471 415,113
Dividends 377,446 1,143,969 88,927 201,514 170,122 608,563
Interest 3,510,055 3,595 494 869 733 8,447
Investments purchased - regular settlement – 3,441,513 – – – –
Investments purchased - when-issued/delayed-
delivery settlement – 22,204,144 – – 1,943,585 –
Shares redeemed 3,252,915 4,289,781 315,859 1,188,971 929,967 5,579,149
Accrued expenses:
Custodian fees 210,949 238,552 65,704 96,911 98,691 158,402
Trustees fees 58,948 103,032 21,617 24,602 23,245 79,429
Professional fees 39,260 48,424 20,819 24,470 23,753 35,070
Shareholder reporting expenses 17,605 22,928 10,552 14,858 12,557 19,329
Shareholder servicing agent fees 72,328 168,096 22,739 65,317 53,610 122,282
12b-1 distribution and service fees 83,040 140,570 21,668 31,269 38,920 96,820
Other 9,250 4,938 3,005 4,927 4,715 2,866
Total liabilities 259,041,092 33,182,379 679,737 2,850,956 5,798,844 16,325,470
Commitments and contingencies
(1)
Net assets $ 921,621,810 $ 1,647,940,254 $ 255,111,772 $ 432,937,039 $ 378,286,136 $ 1,014,421,641
NET ASSETS CONSIST OF:
Paid-in capital $ 1,221,792,493 $ 1,897,990,578 $ 282,892,336 $ 506,965,995 $ 408,052,696 $ 1,172,652,597
Total distributable earnings (loss) (300,170,683) (250,050,324) (27,780,564) (74,028,956) (29,766,560) (158,230,956)
Net assets $ 921,621,810 $ 1,647,940,254 $ 255,111,772 $ 432,937,039 $ 378,286,136 $ 1,014,421,641
†
   Long-term investments, cost $ 1,192,664,129 $ 1,715,288,013 $ 252,176,897 $ 436,401,455 $ 388,499,102 $ 1,030,394,264
◊
   Short-term investments, cost $ 1,525,000 $ — $ 4,630,000 $ — $ 4,685,000 $ 11,500,000

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

California High
Yield California Connecticut Massachusetts New Jersey New York
CLASS A:
Net assets $ 401,207,847 $ 740,886,181 $ 120,144,126 $ 170,153,085 $ 201,577,442 $ 519,479,435
Shares outstanding 52,347,250 75,549,468 12,766,339 18,856,373 19,475,573 54,980,817
Net asset value ("NAV") per share $ 7.66 $ 9.81 $ 9.41 $ 9.02 $ 10.35 $ 9.45
Maximum sales charge 4.20% 4.20% 4.20% 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus
maximum sales charge) $ 8.00 $ 10.24 $ 9.82 $ 9.42 $ 10.80 $ 9.86
CLASS C:
Net assets $ 16,667,977 $ 15,553,183 $ 1,284,738 $ 2,345,354 $ 5,046,582 $ 8,668,622
Shares outstanding 2,178,046 1,592,836 136,765 261,756 490,028 918,401
NAV and offering price per share $ 7.65 $ 9.76 $ 9.39 $ 8.96 $ 10.30 $ 9.44
CLASS I:
Net assets $ 503,745,986 $ 891,500,890 $ 133,682,908 $ 260,438,600 $ 171,662,112 $ 486,273,584
Shares outstanding 65,824,870 90,865,696 14,168,383 28,846,556 16,535,840 51,413,067
NAV and offering price per share $ 7.65 $ 9.81 $ 9.44 $ 9.03 $ 10.38 $ 9.46
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01
(1)
As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements

Six Months Ended August 31, 2026 (Unaudited)
California High
Yield California Connecticut Massachusetts
INVESTMENT INCOME
Interest $ 31,519,225 $ 37,949,705 $ 5,016,785 $ 9,236,535
Total investment income 31,519,225 37,949,705 5,016,785 9,236,535
EXPENSES
– – – –
Management fees 2,483,810 3,927,461 631,240 1,080,056
12b-1 service fees - Class A 417,926 767,064 123,688 177,165
12b-1 distribution and service fees - Class C 87,680 80,324 7,621 12,522
Shareholder servicing agent fees - Class A 55,916 115,767 18,845 43,961
Shareholder servicing agent fees - Class C 2,346 2,635 414 864
Shareholder servicing agent fees - Class I 66,232 135,850 17,640 65,003
Interest expense
#
3,646,220 30,607 2,120 5,916
Trustees fees 18,199 32,492 4,804 8,544
Custodian expenses, net 62,704 69,606 19,875 27,344
Registration fees 13,002 10,218 5,065 3,927
Professional fees 123,835 59,333 25,823 30,017
Shareholder reporting expenses 19,135 26,457 12,689 17,072
Other 22,103 32,130 10,435 13,710
Total expenses 7,019,108 5,289,944 880,259 1,486,101
Net investment income (loss) 24,500,117 32,659,761 4,136,526 7,750,434
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (4,080,572) (198,784) (71,990) 1,738
Net realized gain (loss) (4,080,572) (198,784) (71,990) 1,738
Change in unrealized appreciation (depreciation) on:
Investments (38,941,037) (48,393,879) (8,052,282) (10,984,598)
Net change in unrealized appreciation (depreciation) (38,941,037) (48,393,879) (8,052,282) (10,984,598)
Net realized and unrealized gain (loss) (43,021,609) (48,592,663) (8,124,272) (10,982,860)
Net increase (decrease) in net assets from operations $ (18,521,492) $ (15,932,902) $ (3,987,746) $ (3,232,426)

Statement of Operations
(continued)
See Notes to Financial Statements

Six Months Ended August 31, 2026 (Unaudited) New Jersey New York
INVESTMENT INCOME
Interest $ 7,505,829 $ 24,603,375
Total investment income 7,505,829 24,603,375
EXPENSES
– –
Management fees 957,408 2,450,805
12b-1 service fees - Class A 207,459 529,794
12b-1 distribution and service fees - Class C 27,973 48,513
Shareholder servicing agent fees - Class A 41,395 89,483
Shareholder servicing agent fees - Class C 1,280 1,905
Shareholder servicing agent fees - Class I 34,883 86,092
Interest expense 17,871 15,536
Trustees fees 7,573 19,617
Custodian expenses, net 30,190 45,680
Registration fees 3,407 9,696
Professional fees 29,366 43,401
Shareholder reporting expenses 14,752 22,884
Other 15,402 22,755
Total expenses 1,388,959 3,386,161
Net investment income (loss) 6,116,870 21,217,214
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (532,760) (844,046)
Net realized gain (loss) (532,760) (844,046)
Change in unrealized appreciation (depreciation) on:
Investments (11,812,848) (30,386,482)
Net change in unrealized appreciation (depreciation) (11,812,848) (30,386,482)
Net realized and unrealized gain (loss) (12,345,608) (31,230,528)
Net increase (decrease) in net assets from operations $ (6,228,738) $ (10,013,314)
#
SUPPLEMENTAL INFORMATION FOR DEBT TRANSACTIONS California High Yield
Aggregate amount of debt outstanding
$ 248,650,000
Aggregate average interest rate 2.78%

Statement of Changes in Net Assets
See Notes to Financial Statements

California High Yield California
Unaudited
Six Months Ended
8/31/26
Year Ended
2/28/26
Unaudited
Six Months Ended
8/31/26
Year Ended
2/28/26
OPERATIONS
Net investment income (loss) $ 24,500,117 $ 45,908,137 $ 32,659,761 $ 64,230,084
Net realized gain (loss) (4,080,572) (14,456,017) (198,784) (13,494,892)
Net change in unrealized appreciation (depreciation) (38,941,037) (1,671,269) (48,393,879) 8,763,391
Net increase (decrease) in net assets from operations (18,521,492) 29,780,851 (15,932,902) 59,498,583
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (9,264,930) (19,746,867) (14,215,081) (28,257,129)
Class C (317,814) (741,664) (231,494) (542,339)
Class I (11,629,329) (22,813,042) (17,316,263) (34,495,911)
Total distributions (21,212,073) (43,301,573) (31,762,838) (63,295,379)
FUND SHARE TRANSACTIONS
Subscriptions 219,863,255 347,258,208 192,329,609 568,597,518
Reinvestments of distributions 19,050,750 38,577,220 24,958,570 49,179,868
Redemptions (259,645,173) (464,351,267) (194,928,311) (650,503,564)
Net increase (decrease) from Fund share transactions (20,731,168) (78,515,839) 22,359,868 (32,726,178)
Net increase (decrease) in net assets (60,464,733) (92,036,561) (25,335,872) (36,522,974)
Net assets at the beginning of period 982,086,543 1,074,123,104 1,673,276,126 1,709,799,100
Net assets at the end of period $ 921,621,810 $ 982,086,543 $ 1,647,940,254 $ 1,673,276,126

See Notes to Financial Statements

Connecticut Massachusetts
Unaudited
Six Months Ended
8/31/26
Year Ended
2/28/26
Unaudited
Six Months Ended
8/31/26
Year Ended
2/28/26
OPERATIONS
Net investment income (loss) $ 4,136,526 $ 7,555,953 $ 7,750,434 $ 14,732,329
Net realized gain (loss) (71,990) (1,628,474) 1,738 (8,421,678)
Net change in unrealized appreciation (depreciation) (8,052,282) 3,158,641 (10,984,598) 5,593,395
Net increase (decrease) in net assets from operations (3,987,746) 9,086,120 (3,232,426) 11,904,046
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,996,453) (3,857,655) (2,993,966) (6,364,477)
Class C (18,317) (55,743) (32,099) (86,269)
Class I (2,183,284) (3,625,021) (4,658,802) (8,335,134)
Total distributions (4,198,054) (7,538,419) (7,684,867) (14,785,880)
FUND SHARE TRANSACTIONS
Subscriptions 41,110,446 60,502,817 47,262,914 145,815,158
Reinvestments of distributions 3,700,964 6,674,793 6,543,397 12,683,676
Redemptions (24,660,074) (54,699,470) (39,868,928) (205,700,020)
Net increase (decrease) from Fund share transactions 20,151,336 12,478,140 13,937,383 (47,201,186)
Net increase (decrease) in net assets 11,965,536 14,025,841 3,020,090 (50,083,020)
Net assets at the beginning of period 243,146,236 229,120,395 429,916,949 479,999,969
Net assets at the end of period $ 255,111,772 $ 243,146,236 $ 432,937,039 $ 429,916,949

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
New Jersey New York
Unaudited
Six Months Ended
8/31/26
Year Ended
2/28/26
Unaudited
Six Months Ended
8/31/26
Year Ended
2/28/26
OPERATIONS
Net investment income (loss) $ 6,116,870 $ 11,747,262 $ 21,217,214 $ 40,004,927
Net realized gain (loss) (532,760) (1,488,140) (844,046) (3,665,726)
Net change in unrealized appreciation (depreciation) (11,812,848) 6,542,801 (30,386,482) (1,296,654)
Net increase (decrease) in net assets from operations (6,228,738) 16,801,923 (10,013,314) 35,042,547
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (3,151,547) (6,215,774) (10,502,049) (20,535,359)
Class C (63,105) (164,620) (153,216) (420,520)
Class I (2,865,612) (5,358,147) (10,081,498) (18,445,571)
Total distributions (6,080,264) (11,738,541) (20,736,763) (39,401,450)
FUND SHARE TRANSACTIONS
Subscriptions 26,302,801 131,677,913 123,779,967 330,838,531
Reinvestments of distributions 5,040,602 9,682,179 17,142,598 32,792,561
Redemptions (31,622,751) (94,386,880) (110,692,524) (297,720,082)
Net increase (decrease) from Fund share transactions (279,348) 46,973,212 30,230,041 65,911,010
Net increase (decrease) in net assets (12,588,350) 52,036,594 (520,036) 61,552,107
Net assets at the beginning of period 390,874,486 338,837,892 1,014,941,677 953,389,570
Net assets at the end of period $ 378,286,136 $ 390,874,486 $ 1,014,421,641 $ 1,014,941,677

Statement of Cash Flows
See Notes to Financial Statements

Six Months Ended August 31, 2026 (Unaudited)
California High
Yield
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets from Operations $ (18,521,492)
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments (140,462,380)
Proceeds from sale and maturities of investments 137,993,659
Proceeds from (Purchase of) short-term investments, net (1,525,000)
Amortization (Accretion) of premiums and discounts, net (1,600,265)
(Increase) Decrease in:
Receivable for interest (1,523,510)
Receivable for investments sold 16,278,758
Receivable for reimbursement from Adviser 427,133
Other assets (413,039)
Increase (Decrease) in:
Payable for interest 2,163,918
Payable for investments purchased - regular settlement (3,240,211)
Payable for management fees 21,426
Accrued custodian fees 54,015
Accrued 12b-1 distribution and service fees 3,460
Accrued Trustees fees 6,055
Accrued professional fees 30,790
Accrued shareholder reporting expenses 3,378
Accrued shareholder servicing agent fees 6,249
Accrued other expenses 9,238
Net realized (gain) loss from investments 4,080,572
Net realized (gain) loss from paydowns (1,381,193)
Net change in unrealized (appreciation) depreciation of investments 38,941,037
Net cash provided by (used in) operating activities 31,352,598
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings 49,189,598
(Repayments) of borrowings (49,189,598)
Proceeds from floating rate obligations 46,270,000
(Repayments of) floating rate obligations (35,400,000)
Increase (Decrease) in:
Cash overdraft 777,734
Cash distributions paid to common shareholders (2,117,482)
Subscriptions 218,914,460
Redemptions (259,797,310)
Net cash provided by (used in) financing activities (31,352,598)
Net increase (decrease) in cash —
Cash at the beginning of period —
Cash at the end of period $ —
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
California High
Yield
Cash paid for interest
$ 1,354,663
Non-cash financing activities not included herein consists of reinvestments of share distributions 19,050,750

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
California High Yield
Class
A
8/31/26
(e)
$ 7.98 $ 0.20 $ (0.34) $ (0.14) $ (0.18) $ — $ (0.18) $ 7.66
2/28/26
8.05 0.36 (0.09) 0.27 (0.34) — (0.34) 7.98
2/28/25
7.91 0.34 0.13 0.47 (0.33) — (0.33) 8.05
2/29/24
7.91 0.33 (0.01) 0.32 (0.32) — (0.32) 7.91
2/28/23
9.89 0.36 (1.96) (1.60) (0.38) — (0.38) 7.91
2/28/22
10.17 0.38 (0.27) 0.11 (0.39) — (0.39) 9.89
Class
C
8/31/26
(e)
7.97 0.17 (0.35) (0.18) (0.14) — (0.14) 7.65
2/28/26
8.04 0.30 (0.09) 0.21 (0.28) — (0.28) 7.97
2/28/25
7.90 0.27 0.13 0.40 (0.26) — (0.26) 8.04
2/29/24
7.90 0.26 — 0.26 (0.26) — (0.26) 7.90
2/28/23
9.88 0.30 (1.97) (1.67) (0.31) — (0.31) 7.90
2/28/22
10.16 0.30 (0.27) 0.03 (0.31) — (0.31) 9.88
Class
I
8/31/26
(e)
7.97 0.21 (0.35) (0.14) (0.18) — (0.18) 7.65
2/28/26
8.04 0.38 (0.09) 0.29 (0.36) — (0.36) 7.97
2/28/25
7.90 0.36 0.12 0.48 (0.34) — (0.34) 8.04
2/29/24
7.90 0.34 — 0.34 (0.34) — (0.34) 7.90
2/28/23
9.89 0.38 (1.97) (1.59) (0.40) — (0.40) 7.90
2/28/22
10.17 0.40 (0.27) 0.13 (0.41) — (0.41) 9.89
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c),(d)
Expenses
Excluding
Interest
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
(1.84) % $ 401,208 1.59%
(f)
0.81%
(f)
5.13%
(f)
12%
3.62 425,721 1.67 0.80 4.73 16
6.00 489,614 1.83 0.81 4.25 22
4.28 525,972 1.83 0.83 4.20 38
(16.24) 557,165 1.51 0.81 4.37 59
0.97 730,028 0.97 0.78 3.66 13
(2.24) 16,668 2.39
(f)
1.61
(f)
4.32
(f)
12
2.82 18,777 2.47 1.60 3.92 16
5.20 23,133 2.61 1.59 3.44 22
3.48 29,844 2.63 1.63 3.37 38
(16.95) 40,345 2.31 1.61 3.56 59
0.15 64,538 1.77 1.58 2.86 13
(1.75) 503,746 1.39
(f)
0.61
(f)
5.33
(f)
12
3.86 537,588 1.47 0.60 4.92 16
6.25 561,376 1.61 0.59 4.45 22
4.53 546,359 1.63 0.63 4.36 38
(16.16) 557,889 1.31 0.61 4.53 59
1.14 689,842 0.77 0.58 3.85 13

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
California
Class
A
8/31/26
(e)
$ 10.09 $ 0.19 $ (0.28) $ (0.09) $ (0.19) $ — $ (0.19) $ 9.81
2/28/26
10.11 0.38 (0.03) 0.35 (0.37) — (0.37) 10.09
2/28/25
10.13 0.37 (0.02) 0.35 (0.37) — (0.37) 10.11
2/29/24
10.00 0.36 0.13 0.49 (0.36) — (0.36) 10.13
2/28/23
11.17 0.33 (1.19) (0.86) (0.31) — (0.31) 10.00
2/28/22
11.49 0.26 (0.32) (0.06) (0.26) — (0.26) 11.17
Class
C
8/31/26
(e)
10.05 0.15 (0.30) (0.15) (0.14) — (0.14) 9.76
2/28/26
10.06 0.30 (0.02) 0.28 (0.29) — (0.29) 10.05
2/28/25
10.09 0.29 (0.03) 0.26 (0.29) — (0.29) 10.06
2/29/24
9.96 0.28 0.14 0.42 (0.29) — (0.29) 10.09
2/28/23
11.13 0.25 (1.19) (0.94) (0.23) — (0.23) 9.96
2/28/22
11.45 0.17 (0.33) (0.16) (0.16) — (0.16) 11.13
Class
I
8/31/26
(e)
10.10 0.20 (0.29) (0.09) (0.20) — (0.20) 9.81
2/28/26
10.11 0.40 (0.02) 0.38 (0.39) — (0.39) 10.10
2/28/25
10.14 0.39 (0.03) 0.36 (0.39) — (0.39) 10.11
2/29/24
10.00 0.38 0.15 0.53 (0.39) — (0.39) 10.14
2/28/23
11.19 0.35 (1.21) (0.86) (0.33) — (0.33) 10.00
2/28/22
11.51 0.28 (0.32) (0.04) (0.28) — (0.28) 11.19
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c),(d)
Expenses
Excluding
Interest
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
(0.94) % $ 740,886 0.73%
(f)
0.73%
(f)
3.80%
(f)
16%
3.64 772,578 0.73 0.72 3.83 27
3.48 749,024 0.76 0.74 3.63 21
5.06 777,264 0.74 0.73 3.65 29
(7.69) 736,628 0.76 0.74 3.23 87
(0.61) 860,807 0.72 0.72 2.22 27
(1.46) 15,553 1.53
(f)
1.53
(f)
3.00
(f)
16
2.91 16,474 1.53 1.52 3.02 27
2.59 21,906 1.53 1.51 2.83 21
4.26 28,731 1.54 1.53 2.85 29
(8.48) 37,046 1.56 1.54 2.42 87
(1.42) 58,842 1.52 1.52 1.43 27
(0.95) 891,501 0.53
(f)
0.53
(f)
4.00
(f)
16
3.93 884,224 0.53 0.52 4.03 27
3.62 938,869 0.53 0.51 3.84 21
5.41 903,181 0.54 0.53 3.85 29
(7.64) 925,232 0.56 0.54 3.42 87
(0.40) 1,396,276 0.52 0.52 2.43 27

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Connecticut
Class
A
8/31/26
(d)
$ 9.72 $ 0.15 $ (0.30) $ (0.15) $ (0.16) $ — $ (0.16) $ 9.41
2/28/26
9.66 0.31 0.06 0.37 (0.31) — (0.31) 9.72
2/28/25
9.63 0.29 0.02 0.31 (0.28) — (0.28) 9.66
2/29/24
9.38 0.27 0.25 0.52 (0.27) — (0.27) 9.63
2/28/23
10.44 0.24 (1.07) (0.83) (0.23) — (0.23) 9.38
2/28/22
10.72 0.23 (0.27) (0.04) (0.24) — (0.24) 10.44
Class
C
8/31/26
(d)
9.71 0.11 (0.31) (0.20) (0.12) — (0.12) 9.39
2/28/26
9.64 0.23 0.07 0.30 (0.23) — (0.23) 9.71
2/28/25
9.61 0.21 0.03 0.24 (0.21) — (0.21) 9.64
2/29/24
9.36 0.20 0.24 0.44 (0.19) — (0.19) 9.61
2/28/23
10.41 0.16 (1.06) (0.90) (0.15) — (0.15) 9.36
2/28/22
10.69 0.15 (0.28) (0.13) (0.15) — (0.15) 10.41
Class
I
8/31/26
(d)
9.75 0.16 (0.30) (0.14) (0.17) — (0.17) 9.44
2/28/26
9.68 0.33 0.07 0.40 (0.33) — (0.33) 9.75
2/28/25
9.65 0.31 0.02 0.33 (0.30) — (0.30) 9.68
2/29/24
9.40 0.29 0.24 0.53 (0.28) — (0.28) 9.65
2/28/23
10.46 0.26 (1.07) (0.81) (0.25) — (0.25) 9.40
2/28/22
10.74 0.25 (0.27) (0.02) (0.26) — (0.26) 10.46
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
(1.60) % $ 120,144 0.79%
(e)
0.79%
(e)
3.17%
(e)
7%
3.96 123,019 0.81 0.80 3.27 13
3.30 122,056 0.82 0.79 2.99 24
5.60 118,241 0.80 0.78 2.92 14
(7.94) 122,309 0.81 0.79 2.51 16
(0.43) 158,274 0.78 0.78 2.16 17
(2.11) 1,285 1.61
(e)
1.61
(e)
2.33
(e)
7
3.22 1,828 1.61 1.60 2.46 13
2.48 2,970 1.59 1.56 2.17 24
4.76 4,036 1.60 1.58 2.11 14
(8.63) 4,573 1.61 1.59 1.72 16
(1.25) 5,790 1.58 1.58 1.36 17
(1.50) 133,683 0.59
(e)
0.59
(e)
3.37
(e)
7
4.26 118,300 0.61 0.60 3.48 13
3.49 104,094 0.59 0.56 3.18 24
5.79 118,257 0.60 0.58 3.12 14
(7.72) 86,971 0.61 0.59 2.69 16
(0.21) 120,028 0.58 0.58 2.35 17

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Is
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Massachusetts
Class
A
8/31/26
(e)
$ 9.25 $ 0.16 $ (0.23) $ (0.07) $ (0.16) $ — $ (0.16) $ 9.02
2/28/26
9.28 0.31 (0.03) 0.28 (0.31) — (0.31) 9.25
2/28/25
9.34 0.29 (0.06) 0.23 (0.29) — (0.29) 9.28
2/29/24
9.18 0.27 0.15 0.42 (0.26) — (0.26) 9.34
2/28/23
10.20 0.22 (1.03) (0.81) (0.21) — (0.21) 9.18
2/28/22
10.41 0.19 (0.22) (0.03) (0.18) — (0.18) 10.20
Class
C
8/31/26
(e)
9.19 0.12 (0.23) (0.11) (0.12) — (0.12) 8.96
2/28/26
9.21 0.23 (0.02) 0.21 (0.23) — (0.23) 9.19
2/28/25
9.26 0.21 (0.05) 0.16 (0.21) — (0.21) 9.21
2/29/24
9.11 0.19 0.15 0.34 (0.19) — (0.19) 9.26
2/28/23
10.12 0.15 (1.03) (0.88) (0.13) — (0.13) 9.11
2/28/22
10.32 0.10 (0.20) (0.10) (0.10) — (0.10) 10.12
Class
I
8/31/26
(e)
9.26 0.17 (0.23) (0.06) (0.17) — (0.17) 9.03
2/28/26
9.29 0.33 (0.03) 0.30 (0.33) — (0.33) 9.26
2/28/25
9.34 0.31 (0.05) 0.26 (0.31) — (0.31) 9.29
2/29/24
9.18 0.28 0.16 0.44 (0.28) — (0.28) 9.34
2/28/23
10.20 0.24 (1.04) (0.80) (0.22) — (0.22) 9.18
2/28/22
10.41 0.21 (0.22) (0.01) (0.20) — (0.20) 10.20
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c),(d)
Expenses
Excluding
Interest
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
(0.81) % $ 170,153 0.79%
(f)
0.79%
(f)
3.41%
(f)
3%
3.14 180,289 0.81 0.79 3.40 21
2.53 210,134 0.83 0.80 3.12 14
4.70 262,819 0.79 0.77 2.90 31
(7.99) 234,024 0.78 0.77 2.39 35
(0.30) 260,770 0.77 0.77 1.76 13
(1.23) 2,345 1.61
(f)
1.61
(f)
2.59
(f)
3
2.39 2,555 1.61 1.59 2.59 21
1.80 3,950 1.58 1.55 2.33 14
3.75 4,638 1.59 1.57 2.08 31
(8.74) 6,068 1.58 1.57 1.57 35
(1.00) 9,182 1.57 1.57 0.97 13
(0.71) 260,439 0.59
(f)
0.59
(f)
3.61
(f)
3
3.35 247,073 0.61 0.59 3.61 21
2.84 265,916 0.58 0.55 3.32 14
4.90 319,672 0.59 0.57 3.08 31
(7.82) 387,828 0.58 0.57 2.58 35
(0.13) 447,127 0.57 0.57 1.97 13

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
New Jersey
Class
A
8/31/26
(d)
$ 10.69 $ 0.16 $ (0.34) $ (0.18) $ (0.16) $ — $ (0.16) $ 10.35
2/28/26
10.59 0.33 0.10 0.43 (0.33) — (0.33) 10.69
2/28/25
10.63 0.32 (0.03) 0.29 (0.33) — (0.33) 10.59
2/29/24
10.32 0.31 0.31 0.62 (0.31) — (0.31) 10.63
2/28/23
11.32 0.29 (1.02) (0.73) (0.27) — (0.27) 10.32
2/28/22
11.67 0.28 (0.36) (0.08) (0.27) — (0.27) 11.32
Class
C
8/31/26
(d)
10.63 0.12 (0.33) (0.21) (0.12) — (0.12) 10.30
2/28/26
10.54 0.25 0.09 0.34 (0.25) — (0.25) 10.63
2/28/25
10.58 0.24 (0.03) 0.21 (0.25) — (0.25) 10.54
2/29/24
10.28 0.23 0.30 0.53 (0.23) — (0.23) 10.58
2/28/23
11.27 0.20 (1.01) (0.81) (0.18) — (0.18) 10.28
2/28/22
11.62 0.18 (0.35) (0.17) (0.18) — (0.18) 11.27
Class
I
8/31/26
(d)
10.72 0.17 (0.34) (0.17) (0.17) — (0.17) 10.38
2/28/26
10.63 0.35 0.09 0.44 (0.35) — (0.35) 10.72
2/28/25
10.67 0.34 (0.03) 0.31 (0.35) — (0.35) 10.63
2/29/24
10.36 0.33 0.31 0.64 (0.33) — (0.33) 10.67
2/28/23
11.37 0.31 (1.03) (0.72) (0.29) — (0.29) 10.36
2/28/22
11.71 0.30 (0.34) (0.04) (0.30) — (0.30) 11.37
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
(1.68) % $ 201,577 0.79%
(e)
0.78%
(e)
3.06%
(e)
12%
4.20 211,586 0.80 0.79 3.19 15
2.79 173,970 0.82 0.79 3.05 18
6.10 190,653 0.82 0.78 3.00 25
(6.45) 218,230 0.84 0.79 2.73 24
(0.73) 201,268 0.78 0.77 2.36 10
(1.99) 5,047 1.60
(e)
1.59
(e)
2.26
(e)
12
3.28 5,938 1.60 1.59 2.39 15
1.98 8,263 1.58 1.55 2.25 18
5.18 9,237 1.62 1.58 2.19 25
(7.16) 10,274 1.64 1.59 1.92 24
(1.55) 13,918 1.58 1.57 1.55 10
(1.57) 171,662 0.59
(e)
0.58
(e)
3.27
(e)
12
4.33 173,351 0.60 0.59 3.39 15
3.01 156,605 0.58 0.55 3.24 18
6.32 190,143 0.62 0.58 3.19 25
(6.31) 187,291 0.64 0.59 2.92 24
(0.44) 219,492 0.58 0.57 2.56 10

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
New York
Class
A
8/31/26
(e)
$ 9.74 $ 0.20 $ (0.30) $ (0.10) $ (0.19) $ — $ (0.19) $ 9.45
2/28/26
9.79 0.39 (0.06) 0.33 (0.38) — (0.38) 9.74
2/28/25
9.88 0.38 (0.09) 0.29 (0.38) — (0.38) 9.79
2/29/24
9.68 0.37 0.19 0.56 (0.36) — (0.36) 9.88
2/28/23
10.89 0.33 (1.23) (0.90) (0.31) — (0.31) 9.68
2/28/22
11.16 0.28 (0.26) 0.02 (0.29) — (0.29) 10.89
Class
C
8/31/26
(e)
9.73 0.16 (0.30) (0.14) (0.15) — (0.15) 9.44
2/28/26
9.78 0.31 (0.05) 0.26 (0.31) — (0.31) 9.73
2/28/25
9.87 0.30 (0.08) 0.22 (0.31) — (0.31) 9.78
2/29/24
9.67 0.29 0.20 0.49 (0.29) — (0.29) 9.87
2/28/23
10.87 0.25 (1.22) (0.97) (0.23) — (0.23) 9.67
2/28/22
11.15 0.19 (0.27) (0.08) (0.20) — (0.20) 10.87
Class
I
8/31/26
(e)
9.75 0.21 (0.30) (0.09) (0.20) — (0.20) 9.46
2/28/26
9.80 0.41 (0.06) 0.35 (0.40) — (0.40) 9.75
2/28/25
9.89 0.40 (0.09) 0.31 (0.40) — (0.40) 9.80
2/29/24
9.69 0.39 0.19 0.58 (0.38) — (0.38) 9.89
2/28/23
10.89 0.35 (1.22) (0.87) (0.33) — (0.33) 9.69
2/28/22
11.17 0.31 (0.28) 0.03 (0.31) — (0.31) 10.89
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c),(d)
Expenses
Excluding
Interest
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
(1.02) % $ 519,479 0.74%
(f)
0.74%
(f)
4.05%
(f)
5%
3.57 533,083 0.75 0.74 4.09 14
3.03 504,896 0.79 0.76 3.90 13
5.97 485,499 0.76 0.74 3.78 32
(8.28) 540,518 0.76 0.75 3.36 86
0.09 509,874 0.73 0.73 2.51 12
(1.42) 8,669 1.55
(f)
1.55
(f)
3.24
(f)
5
2.74 10,706 1.55 1.54 3.28 14
2.22 15,823 1.55 1.52 3.09 13
5.11 18,115 1.56 1.54 2.99 32
(8.96) 24,639 1.56 1.55 2.51 86
(0.80) 40,015 1.53 1.53 1.71 12
(0.92) 486,274 0.55
(f)
0.55
(f)
4.25
(f)
5
3.77 471,153 0.55 0.54 4.29 14
3.22 432,671 0.55 0.52 4.08 13
6.16 552,967 0.56 0.54 3.97 32
(7.99) 568,498 0.56 0.55 3.53 86
0.21 709,958 0.53 0.53 2.71 12

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information:
The Nuveen Multistate Trust II (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen California High Yield Municipal Bond Fund
(“California High Yield”), Nuveen California Municipal Bond Fund (“California”), Nuveen Connecticut Municipal Bond Fund (“Connecticut”), Nuveen
Massachusetts Municipal Bond Fund (“Massachusetts”), Nuveen New Jersey Municipal Bond Fund (“New Jersey”), and Nuveen New York Municipal
Bond Fund (“New York”) (each a “Fund” and collectively the “Funds”), among others. The Trust was organized as a Massachusetts business trust on
July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period
: The end of the reporting period for the Funds is August 31, 2026, and the period covered by these Notes to Financial
Statements is the six months ended August 31, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current fiscal period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund
Gross
Custodian Fee
Credits
California High Yield
$ —
California
—
Connecticut
—
Massachusetts
—
New Jersey
—
New York
—

Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (
“
PIK
”
) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class.  Class-level expenses include, but are not limited to, transfer agency fees and expenses, state securities registration fees, exchange listing fees related to such class, and distribution and service fees (collectively, "12b-1 fees").  Realized and unrealized capital gains and losses of the
Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2025-11)
: In December 2025, the FASB issued Accounting Standard Updated ("ASU") No. 2025-11,
Interim Reporting (Topic 270) Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Notes to Financial Statements
(continued)
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
The fair values of liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level
2 and are further described later in these Notes to Financial Statements.
The fair values of borrowings approximate their carrying value. Borrowings are generally classified as Level 2 and are further described in these Notes to Financial Statements.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the current fiscal period, based on the inputs used to value them:
California High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,154,091,669 $ – $ 1,154,091,669
Short-Term Investments:
Repurchase Agreements – 1,525,000 – 1,525,000
$ – $ 1,155,616,669 $ – $ 1,155,616,669
Liabilities at Fair Value:
Floating Rate Obligations $ – $ 248,650,000 $ – $ 248,650,000
$ – $ 248,650,000 $ – $ 248,650,000
California
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,650,629,019 $ – $ 1,650,629,019
$ – $ 1,650,629,019 $ – $ 1,650,629,019
Connecticut
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 243,679,160 $ – $ 243,679,160
Short-Term Investments:
Municipal Bonds – 4,630,000 – 4,630,000
$ – $ 248,309,160 $ – $ 248,309,160
Massachusetts
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 430,422,508 $ – $ 430,422,508
$ – $ 430,422,508 $ – $ 430,422,508
New Jersey
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 374,144,723 $ – $ 374,144,723
Short-Term Investments:
Municipal Bonds – 4,685,000 – 4,685,000
$ – $ 378,829,723 $ – $ 378,829,723

The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.
4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the current fiscal period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
New York
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,005,617,192 $ – $ 1,005,617,192
Short-Term Investments:
Municipal Bonds – 11,500,000 – 11,500,000
$ – $ 1,017,117,192 $ – $ 1,017,117,192
Liabilities at Fair Value:
Borrowings $ – $ 9,200,000 $ – $ 9,200,000
$ – $ 9,200,000 $ – $ 9,200,000
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
California High Yield Fixed Income Clearing Corporation $ 1,525,000 $ (1,555,596)

Notes to Financial Statements
(continued)
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the current fiscal period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the current fiscal period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as "shortfall payments"). Under these agreements, a Fund’s potential exposure to losses
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
California High Yield
$ 248,650,000 $ 4,530,000 $ 253,180,000
California
— — —
Connecticut
— — —
Massachusetts
— — —
New Jersey
— — —
New York
— — —
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
Interest Rate
as of
End of Period
California High Yield
$ 236,620,603 2.92% 2.28%
California
— — —
Connecticut
— — —
Massachusetts
— — —
New Jersey
— — —
New York
— — —

related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on
Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the current fiscal period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse
Floaters and externally-deposited Inverse Floaters was as follows:
Securities Lending:
California High Yield may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the Fund did not have any securities out of loan.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities. During the reporting period, California High Yield invested in an unfunded commitment, in which, the Fund assumed the rights and risks of ownership of the security, including the risk of price and yield fluctuations.
In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of the unsettled transaction. Any unrealized appreciation (depreciation) for an unfunded commitment is separately presented on the Statements of Assets and Liabilities. An unfunded commitment is priced at its fair market value and any unrealized appreciation (depreciation) is separately presented on the Statement of Asset and
Liabilities. As of the end of the reporting period, California High Yield was no longer invested in an unfunded commitment.
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
California High Yield
$ 248,650,000 $ 4,530,000 $ 253,180,000
California
— — —
Connecticut
— — —
Massachusetts
— — —
New Jersey
— — —
New York
— — —
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
California High Yield
$ 140,462,380 $ 137,993,659
California
287,795,881 244,541,500
Connecticut
38,518,233 15,959,615
Massachusetts
33,146,651 14,782,212
New Jersey
43,578,583 41,879,517
New York
106,568,421 44,688,093

Notes to Financial Statements
(continued)
Puerto Rico Electric Power Authority Bonds:
On March 28, 2025, the Financial Oversight and Management Board for Puerto Rico (the “FOMB”)
filed the Fifth Amended Plan of Adjustment (the “Fifth Amended Plan”) that would reduce PREPA debt from approximately $10 billion to the equivalent of $2.6 billion of Base Consideration for creditors in cash or bonds, reflecting the projections and findings of a new PREPA fiscal plan that was certified by the FOMB on February 6, 2025.
California High Yield’s holdings in Puerto Rico Electric Power Authority bonds experienced notable developments during the reporting period related to the utility's bankruptcy proceedings. Specifically, the federal government’s decision in August 2025 to remove several FOMB members.
This action created additional uncertainty regarding the composition of the FOMB as well as the proposed plan's viability.
In response to these evolving circumstances, the Fund, along with other bondholders, chose to allow its Bond Purchase Agreement with the FOMB to expire on October 1, 2025. Instead, the Fund joined the amended and restated cooperation agreement with other non-settling bondholders and insurers. This coalition now represents nearly 90% of PREPA's outstanding revenue bonds. This unified creditor group seeks more favorable debt recovery terms and equitable treatment for all bondholders. As the bankruptcy court awaits appointment of new FOMB members and potential mediation proceedings the ultimate resolution timeline and terms remain subject to court approval and continued negotiation among stakeholders.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
8/31/26
Year Ended
2/28/26
California High Yield Shares Value Shares Value
Subscriptions:
Class A 6,181,441 $48,323,534 14,488,530 $111,156,965
Class A - automatic conversion of Class C 2,931 23,058 5,519 42,952
Class C 241,974 1,890,152 428,735 3,262,682
Class I 21,671,358 169,626,511 30,331,030 232,795,609
Total subscriptions 28,097,704 219,863,255 45,253,814 347,258,208
Reinvestments of distributions:
Class A 1,076,325 8,397,927 2,313,472 17,831,930
Class C 38,979 303,609 90,963 700,023
Class I 1,329,077 10,349,214 2,597,702 20,045,267
Total reinvestments of distributions 2,444,381 19,050,750 5,002,137 38,577,220
Redemptions:
Class A (8,254,043) (64,564,341) (24,305,636) (186,743,787)
Class C (456,306) (3,568,568) (1,035,889) (7,980,028)
Class C - automatic conversion to Class A (2,936) (23,058) (5,526) (42,952)
Class I (24,636,053) (191,489,206) (35,310,177) (269,584,500)
Total redemptions (33,349,338) (259,645,173) (60,657,228) (464,351,267)
Net increase (decrease) (2,807,253) $(20,731,168) (10,401,277) $(78,515,839)

Six Months Ended
8/31/26
Year Ended
2/28/26
California Shares Value Shares Value
Subscriptions:
Class A 6,022,087 $59,944,461 19,378,230 $189,694,987
Class C 191,636 1,900,161 192,657 1,890,542
Class I 13,113,745 130,484,987 38,559,382 377,011,989
Total subscriptions 19,327,468 192,329,609 58,130,269 568,597,518
Reinvestments of distributions:
Class A 1,271,946 12,627,739 2,525,912 24,853,839
Class C 22,851 225,820 54,001 528,373
Class I 1,219,214 12,105,011 2,417,970 23,797,656
Total reinvestments of distributions 2,514,011 24,958,570 4,997,883 49,179,868
Redemptions:
Class A (8,297,844) (82,489,960) (19,455,731) (191,122,881)
Class C (261,228) (2,585,816) (784,225) (7,632,494)
Class I (11,051,662) (109,852,535) (46,262,803) (451,748,189)
Total redemptions (19,610,734) (194,928,311) (66,502,759) (650,503,564)
Net increase (decrease) 2,230,745 $22,359,868 (3,374,607) $(32,726,178)
Six Months Ended
8/31/26
Year Ended
2/28/26
Connecticut Shares Value Shares Value
Subscriptions:
Class A 1,335,940 $12,788,008 1,922,952 $18,150,982
Class C 14,880 141,833 43,133 409,012
Class I 2,935,162 28,180,605 4,434,944 41,942,823
Total subscriptions 4,285,982 41,110,446 6,401,029 60,502,817
Reinvestments of distributions:
Class A 186,901 1,785,948 361,500 3,413,166
Class C 1,625 15,498 4,402 41,443
Class I 198,319 1,899,518 340,072 3,220,184
Total reinvestments of distributions 386,845 3,700,964 705,974 6,674,793
Redemptions:
Class A (1,407,031) (13,464,432) (2,274,074) (21,376,533)
Class C (68,083) (651,873) (167,440) (1,572,989)
Class I (1,100,232) (10,543,769) (3,395,136) (31,749,948)
Total redemptions (2,575,346) (24,660,074) (5,836,650) (54,699,470)
Net increase (decrease) 2,097,481 $20,151,336 1,270,353 $12,478,140
Six Months Ended
8/31/26
Year Ended
2/28/26
Massachusetts Shares Value Shares Value
Subscriptions:
Class A 476,578 $4,363,672 2,245,670 $20,421,508
Class C 18,054 164,572 64,774 580,849
Class I 4,666,470 42,734,670 13,875,905 124,812,801
Total subscriptions 5,161,102 47,262,914 16,186,349 145,815,158
Reinvestments of distributions:
Class A 312,747 2,855,782 654,744 5,928,849
Class C 3,368 30,541 9,135 82,020
Class I 400,287 3,657,074 736,092 6,672,807
Total reinvestments of distributions 716,402 6,543,397 1,399,971 12,683,676
Redemptions:
Class A (1,416,188) (12,945,169) (6,056,941) (54,873,520)
Class C (37,720) (343,774) (224,637) (2,031,029)
Class I (2,907,222) (26,579,985) (16,559,207) (148,795,471)
Total redemptions (4,361,130) (39,868,928) (22,840,785) (205,700,020)
Net increase (decrease) 1,516,374 $13,937,383 (5,254,465) $(47,201,186)

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Six Months Ended
8/31/26
Year Ended
2/28/26
New Jersey Shares Value Shares Value
Subscriptions:
Class A 771,116 $8,108,530 6,829,116 $69,968,531
Class A - automatic conversion of Class C — — 8,814 90,168
Class C 26,412 276,757 90,105 931,589
Class I 1,698,328 17,917,514 5,855,233 60,687,625
Total subscriptions 2,495,856 26,302,801 12,783,268 131,677,913
Reinvestments of distributions:
Class A 272,093 2,850,894 541,653 5,634,069
Class C 5,589 58,283 14,631 151,068
Class I 202,783 2,131,425 373,588 3,897,042
Total reinvestments of distributions 480,465 5,040,602 929,872 9,682,179
Redemptions:
Class A (1,368,193) (14,393,331) (4,004,677) (41,632,088)
Class C (100,422) (1,050,328) (321,435) (3,321,909)
Class C - automatic conversion to Class A — — (8,857) (90,168)
Class I (1,538,299) (16,179,092) (4,794,211) (49,342,715)
Total redemptions (3,006,914) (31,622,751) (9,129,180) (94,386,880)
Net increase (decrease) (30,593) $(279,348) 4,583,960 $46,973,212
Six Months Ended
8/31/26
Year Ended
2/28/26
New York Shares Value Shares Value
Subscriptions:
Class A 5,175,965 $49,743,817 13,367,621 $127,092,233
Class A - automatic conversion of Class C 5,166 49,911 22,653 214,786
Class C 72,632 696,856 168,741 1,606,276
Class I 7,635,001 73,289,383 21,261,004 201,925,236
Total subscriptions 12,888,764 123,779,967 34,820,019 330,838,531
Reinvestments of distributions:
Class A 971,071 9,303,103 1,901,229 18,113,041
Class C 14,643 140,171 39,506 375,593
Class I 802,962 7,699,324 1,500,228 14,303,927
Total reinvestments of distributions 1,788,676 17,142,598 3,440,963 32,792,561
Redemptions:
Class A (5,917,407) (56,683,843) (12,099,304) (115,172,575)
Class C (264,221) (2,537,918) (702,475) (6,713,398)
Class C - automatic conversion to Class A (5,172) (49,911) (22,677) (214,786)
Class I (5,364,819) (51,420,852) (18,565,955) (175,619,323)
Total redemptions (11,551,619) (110,692,524) (31,390,411) (297,720,082)
Net increase (decrease) 3,125,821 $30,230,041 6,870,571 $65,911,010

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
California High Yield
$ 949,533,347 $ 16,135,854 $ (56,630,788) $ (40,494,934)
California
1,713,354,963 15,371,951 (78,097,895) (62,725,944)
Connecticut
256,614,085 894,509 (9,199,434) (8,304,925)
Massachusetts
436,475,304 1,621,001 (7,673,798) (6,052,797)
New Jersey
392,444,733 4,490,338 (18,105,348) (13,615,010)
New York
1,040,019,795 10,869,209 (33,771,811) (22,902,602)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
California High
Yield
$ 3,498,979 $ 136,974 $ — $ (2,670,913) $ (257,793,238) $ — $ (3,608,920) $ (260,437,118)
California
7,632,007 1,150 — (14,510,100) (190,236,044) — (5,241,597) (202,354,584)
Connecticut
878,205 — — (291,373) (19,524,240) — (657,356) (19,594,764)
Massachusetts
1,982,233 — — 4,901,017 (68,749,770) — (1,245,143) (63,111,663)
New Jersey
817,484 — — (1,894,938) (15,350,048) — (1,030,056) (17,457,558)
New York
4,054,206 8 — 7,017,349 (135,161,938) — (3,390,504) (127,480,879)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period February 2, 2026 through February 28, 2026 and paid on March 2, 2026.
Fund Short-Term Long-Term Total
California High Yield $ 89,272,107 $ 168,521,131 $ 257,793,238
California 113,710,247 76,525,797 190,236,044
Connecticut 7,660,952 11,863,288 19,524,240
Massachusetts 19,374,740 49,375,030 68,749,770
New Jersey 2,351,016 12,999,032 15,350,048
New York 79,638,200 55,523,738 135,161,938

Notes to Financial Statements
(continued)
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:
Average Daily Net Assets
California
High Yield California Connecticut Massachusetts New Jersey New York
For the first $125 million 0.4000% 0.3500% 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3875 0.3375 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3750 0.3250 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3625 0.3125 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3500 0.3000 0.3000 0.3000 0.3000 0.3000
For the next $3 billion - 0.2750 0.2750 0.2750 0.2750 0.2750
For the next $8 billion 0.3250 - - - - -
For the next $5 billion 0.3125 0.2500 0.2500 0.2500 0.2500 0.2500
For the next $5 billion 0.3000 - - - - -
For net assets over $10 billion - 0.2375 0.2375 0.2375 0.2375 0.2375
For net assets over $20 billion 0.2875 - - - - -
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Fund-Level Fee Complex-Level Fee Total Management Fee
California High Yield
0.3744% 0.1545% 0.5289%
California
0.3142 0.1545 0.4687
Connecticut
0.3434 0.1545 0.4979
Massachusetts
0.3358 0.1545 0.4903
New Jersey
0.3374 0.1545 0.4919
New York
0.3230 0.1545 0.4775
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
California High Yield N/A N/A 1.00%
California N/A N/A 0.75%
Massachusetts N/A N/A 0.75%
New York N/A N/A 0.75%
N/A - Not Applicable.

Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a
0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
Fund
Purchases Sales
Realized
Gain (Loss)
California High Yield
$ — $ — $ —
California
— — —
Connecticut
— — —
Massachusetts
— — —
New Jersey
4,205,331 — —
New York
— — —
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
California High Yield
$ 206,744 $ 205,425
California
429,299 425,253
Connecticut
109,615 104,442
Massachusetts
36,491 34,642
New Jersey
80,383 76,335
New York
388,807 384,158
Fund
Commission
Advances
California High Yield
$ 212,562
California
417,549
Connecticut
72,426
Massachusetts
24,063
New Jersey
52,188
New York
361,157

Notes to Financial Statements
(continued)
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the current fiscal period, the Funds did not have any unfunded commitments other than those disclosed in the Notes to Financial Statements, when applicable.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the current fiscal period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Line of Credit:
The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2027, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.10% (1.20% prior to June 16, 2026) per annum or (b) the Fed Funds Effective Rate plus 1.10% (1.20%
prior to June 16, 2026) per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
Fund
12b-1 Fees
Retained
California High Yield
$ 8,725
California
7,824
Connecticut
1,673
Massachusetts
1,256
New Jersey
3,073
New York
6,711
Fund
CDSC
Retained
California High Yield
$ 3,278
California
27,641
Connecticut
3,506
Massachusetts
78
New Jersey
17,199
New York
13,873

During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the fiscal period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
California High Yield
$ 49,000,000
California
19,700,000
Connecticut
—
Massachusetts
—
New Jersey
2,681,952
New York
9,500,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
California High Yield
12 $ 21,124,133 4.84%
California
2 19,000,000 4.83
Connecticut
— — —
Massachusetts
— — —
New Jersey
2 1,811,099 4.84
New York
5 9,440,000 4.83

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers, but the Funds do reimburse Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the trustees (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, by each Fund is reported as “Trustees fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen California High Yield Municipal Bond Fund

Nuveen California Municipal Bond Fund

Nuveen Connecticut Municipal Bond Fund

Nuveen Massachusetts Municipal Bond Fund

Nuveen New Jersey Municipal Bond Fund

Nuveen New York Municipal Bond Fund

(collectively, the “Funds”)

I. The Approval Process

At an in-person meeting held on April 28 and 29, 2026 (the “Meeting”), the Board of Trustees (the “Board,” and each Trustee, a “Board Member”) of Nuveen Multistate Trust II approved, for each of the applicable series thereof, the renewal of the investment management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, for each applicable series, the Board approved the renewal of the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (“NAM” or the “Sub-Adviser”). At the time of the Meeting, prior to an internal restructuring pursuant to which Teachers Advisors, LLC (“TAL”) was merged into NAM (the “Restructuring”), the Nuveen fund complex consisted of the group of funds advised by NFAL (the “NFAL Funds”), including the Funds, and the group of funds advised by TAL (the “TC Funds”; the NFAL Funds and the TC Funds are collectively referred to as the “Nuveen funds” or the “funds”). TAL and NFAL were affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL was an indirect wholly owned subsidiary of TIAA. The Sub-Adviser is also an affiliate of NFAL.

The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement with respect to each Fund covered by this report.

In accordance with applicable law, following up to an initial two-year period, the Board considers the approval of the continuance of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.”

In considering the continuance of each Advisory Agreement, the Board considered information received by it throughout the year as well as materials prepared specifically at the Board’s request for the Board’s evaluation of the Advisory Agreements at the Meeting. The Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board and its committees meet regularly throughout the year, including in executive sessions, providing the Board Members with the opportunity to assess the quality and scope of the various services provided by a Fund Adviser during the year through the written materials, oral presentations and discussions with senior management. The information provided to the Board and/or its committees at these meetings covered a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements, including, but not limited to: (a) the investment performance of the Nuveen funds over various periods and the reasons for any outperformance or underperformance relative to peers and/or benchmarks or other performance metrics (as applicable); (b) strategic priorities for the business of the Adviser, including significant developments impacting a Fund Adviser; (c) product initiatives for various funds; (d) compliance, regulatory and risk management reports, including any initiatives in seeking to strengthen compliance capabilities and controls and to meet regulatory requirements, compliance policies and procedures; (e) other payments to intermediaries, including Rule 12b-1 fees (as applicable); (f) reports on the valuation of securities; (g) periodic investment team presentations; (h) evaluations on fund expenses; (i) trading practices and execution quality of portfolio transactions; and (j) management of distributions.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. The materials provided in conjunction with the Meeting included, among other things, (a) a description of the nature, extent and quality of services provided by the Fund Advisers; (b) a review of the Sub-Adviser and/or investment team (as applicable); (c) fund performance over various periods with a focus on funds considered to have met certain challenged performance measurements; (d) the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; (e) a list of management fees and sub-advisory fee schedules; (f) an analysis of advisory fees compared to fees assessed to other types of clients; (g) a review of temporary and/or permanent expense caps and fee waivers (as applicable); (h) a description of portfolio manager compensation; (i) certain profitability and/or financial data; (j) a summary of the investments made in 2025 by the Adviser and/ or its affiliates in technology enhancements; and (k) a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each Fund to those of a peer universe and also to a peer group of funds, as well as a description of Broadridge’s methodology in compiling the expense universe and expense group, as applicable.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the Board and its committees in overseeing the applicable Nuveen funds and working with the respective Fund Advisers in their review of the Advisory Agreements.

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

As part of their review, the Board Members and independent legal counsel met in executive session on April 17, 2026 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information and received the responses to these follow-up questions and requests. In addition to the April Executive Session, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the materials, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members had the benefit of independent legal counsel during the annual review process as well as throughout the year and met with independent legal counsel at various executive sessions without the presence of any Fund Adviser management. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the Funds for an additional one-year period until May 1, 2027. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

In addition, as noted above, after an initial period of up to two years, the 1940 Act requires the Board to review advisory agreements on an annual basis. In connection with the annual review, management and the Board proposed to reset the annual review schedule for the Advisory Agreements to permit the agreements to continue for a one-year period until August 1st following the renewal as opposed to the current May 1st deadline. To implement the new review schedule, at its in-person meeting held on May 27-28, 2026 (the “May Meeting”), the Board approved the continuance of the Advisory Agreements through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the continuance of the Advisory Agreements is set forth in Section II below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements at the Meeting, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel; succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.

In its evaluation, the Board considered that the Adviser is responsible for providing investment advisory services and does so indirectly through a sub-adviser. In this regard, the Funds utilize the Sub-Adviser and its investment teams to manage the portfolios of the Funds subject to the supervision of the Adviser. In evaluating the investment advisory services, the Board and/or its investment committee considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the Sub-Adviser and/or investment teams and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

2

In addition to the portfolio management services provided to the Funds, the Board considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the applicable Nuveen funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management; oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

The Board, directly or through its Investment Committee, which is comprised of all Board Members, provides oversight of the investment performance process. In evaluating the quality of the services provided by the Fund Advisers, the Board and/or its Investment Committee monitors Fund performance on an ongoing basis, which includes quarterly performance reporting at each of its quarterly meetings with an annual performance review at its February 10-12, 2026 meeting (the “February Meeting”). At the February Meeting, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ended December 31, 2025 on an absolute basis and as compared to the performance of comparable funds (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities, and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over various periods ended March 31, 2026. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile being the most desirable quartile ranking and the 4th quartile being the least desirable. The Board considered, in particular, the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts.

In evaluating performance, the Board considered some of the limitations of the performance data including, in particular, that differences between a Nuveen fund and its Performance Peer Group and its benchmark (such as with respect to the investment objectives and strategies) may lead to significantly different results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of a Performance Peer Group to the respective fund as low, medium or high. In addition, the Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. The Board also considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance of the periods reviewed by the Board.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. From year to year, the Board may place different emphasis on particular performance information given changing circumstances in market and economic conditions. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records over various time periods in its discussions with management. Depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified as experiencing performance issues, the Board seeks to discuss with the Adviser the reasons for the underperformance and any recommendations to improve performance and to monitor such funds more closely until performance improves.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above are set forth below in Section I.F.

With respect to each Fund, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.

The Board also considered comparative fee and expense information prepared by Broadridge, an independent third-party provider of fund data. More specifically, the Board Members generally considered, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”). With respect to the Broadridge comparative expense data, Broadridge applied Class I shares of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the most desirable quartile ranking and the fourth quartile representing the least desirable ranking. The Board considered, in particular, each fund with a net total expense ratio that met certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio.

In evaluating the fees and expenses of the Nuveen funds and comparative rankings, the Board considered some of the limitations which may reduce some of the value of the comparative data. In particular, although the Board considered the methodology employed by Broadridge to establish its Expense Universe and Expense Group (as applicable), the Board also considered that Broadridge had modified its methodology for open-end funds in 2025 resulting in significant changes to the composition of the Expense Universe and Expense Group (as applicable) and the comparative rankings of the funds from previous periods making comparisons of rankings from prior periods more difficult. In addition, the Board considered that the fee and expense information in the Broadridge report for each fund reflected information for a specific period and that historic asset levels and expenses may differ from current levels, particularly in a period of market volatility.

The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these differences into account in considering the comparative peer data.

The Board further considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

Additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above is set forth in Section I.F below. Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

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2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also requested and received information concerning the advisory fees and services provided to other clients of the Adviser, affiliated sub-advisers and/or advisory affiliates which may include, among others: separately managed accounts (“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable). The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements; the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. Further, the Board considered the differences in risks the Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds.

With respect to the Sub-Adviser, the Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates.

The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed the affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser (as well as the Adviser and TAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and TAL on a combined basis derived from the type of fund in the aggregate (i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and TAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered estimated profitability data at the per fund level for the Adviser.

In reviewing the profitability data, the Board Members recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.

Further, the Board considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).

Aside from the foregoing profitability data, the Board also considered the financial condition of TIAA. The Board Members considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale as a fund and/or the complex grows larger. The Board considered the difficulty in measuring economies of scale with any precision but considered the various means the Fund Advisers employ to help share the benefits of economies of scale with the respective funds and their shareholders.

The Board considered the Funds’ advisory fee structure, including breakpoint schedules (as applicable). The Board considered that the management fees of the funds generally are comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that in 2024, the Board revised the breakpoint schedule which reduced the complex-level fee rates at various thresholds and expanded the assets included in calculating the complex-level fee rates. The Board considered that the complex-level breakpoint schedule was designed to share the benefits of economies of scale with the participating funds as a result of an increase in the asset size of the complex even if the particular fund has not grown or has even declined in asset size, whereas a fund-level breakpoint schedule seeks to share economies of scale with shareholders if the particular fund grows. The Board considered the fee reductions achieved overall from the fund-

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

level breakpoints and the complex-level breakpoints for the 2025 calendar year. In addition to the management fee structures, the Board Members also considered the temporary and/or permanent expense caps applicable to a fund (if any) which can provide a protection from an increase in expenses if the assets of the applicable funds decline. In addition, the Board considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

The Board further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser, the use of affiliated sub-advisers in which case all the advisory revenue generated from such funds remains within Nuveen, and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2025 for serving as an underwriter on shelf offerings of existing closed-end Nuveen funds and reviewed the amounts paid for such services in 2025 and 2024.

In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients but such costs are reimbursed to the funds.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Additional Fund-Specific Factors

For each Fund, set forth below are (i) additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above; and (ii) additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above.

Nuveen California High Yield Municipal Bond Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Second Quartile	Second Quartile	Fourth Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Fourth Quartile	Fourth Quartile
Net Total Expense Ratio	Fourth Quartile	Fourth Quartile

•• In considering performance, the Board considered, among other things, that the Performance Peer Group was classified as low for relevancy.

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered, among other things, a discussion of the differences in investment strategies with other peers, such as different credit profiles and maturity exposures, limiting some of the value of the quartile rankings.

6

Nuveen California Municipal Bond Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	Fourth Quartile	Fourth Quartile
Performance Benchmark	Underperformed	Outperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Fourth Quartile	Fourth Quartile
Net Total Expense Ratio	Third Quartile	Third Quartile

Nuveen Connecticut Municipal Bond Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	Second Quartile	Third Quartile
Performance Benchmark	Underperformed	Performed in line with	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Fourth Quartile	Fourth Quartile
Net Total Expense Ratio	Second Quartile	Second Quartile

Nuveen Massachusetts Municipal Bond Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Fourth Quartile	Fourth Quartile	Third Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Fourth Quartile	Fourth Quartile
Net Total Expense Ratio	Second Quartile	Second Quartile

•• In considering performance, the Board considered, among other things, management’s commentary of the Fund’s performance, including factors that contributed to or detracted from relative performance, and was satisfied with the explanation. The Board further considered that the Performance Peer Group was classified as low for relevancy.

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered, among other things, the small size of the set of peers in the Expense Group limiting some of the value of the quartile rankings.

Nuveen New Jersey Municipal Bond Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Second Quartile	Third Quartile	Third Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Fourth Quartile	Fourth Quartile
Net Total Expense Ratio	Second Quartile	Second Quartile

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Nuveen New York Municipal Bond Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	Third Quartile	Fourth Quartile
Performance Benchmark	Underperformed	Outperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Fourth Quartile	Third Quartile
Net Total Expense Ratio	Second Quartile	Second Quartile

G. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

II. Subsequent Approvals of Advisory Agreements

As noted above, the 1940 Act provides, in general terms, that an advisory and sub-advisory agreement may continue in effect for a period of more than two years only so long as the board, including a majority of the disinterested trustees, approves its continuance. During the annual review, management and the Board proposed, in relevant part, to reset the annual review schedule for the advisory and sub-advisory agreements of the Nuveen funds to permit the agreements to continue for a one-year period until August 1st the following year as opposed to the existing May 1st annual deadline.

At its May Meeting, with respect to the Funds, the Board approved the Investment Management Agreements with certain minor changes and the Sub-Advisory Agreements to continue through July 31, 2027. As part of its review of the foregoing arrangements, the Board, through independent legal counsel, requested and received information regarding, among other things, the proposed renewal of the Advisory Agreements.

In their review, the Board Members considered that they had recently completed their annual review of the Advisory Agreements at the Meeting and many of the factors considered at the annual review were applicable to their evaluation of the continuance of the Advisory Agreements. Accordingly, in evaluating the respective advisory and sub-advisory agreements, the Board Members relied upon their knowledge and experience with the Adviser and the Sub-Adviser and considered the information received and their evaluations and conclusions drawn at the annual review. The Board considered management’s representation that the information and materials provided in connection with the annual review of the Advisory Agreements at the Meeting remained unchanged in all material respects, subject to an exception for the updated net expense ratio data that the Board received for the Funds. Further, with respect to the continuance of the Advisory Agreements, the Board considered the terms of such agreements with certain minor changes as appropriate to reflect the Restructuring.

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the fees of each of the Adviser and Sub-Adviser were reasonable in light of the services provided to each Fund and that each Advisory Agreement be renewed for an additional one-year period through July 31, 2027.

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Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multistate Trust II

Date: November 6, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 6, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: November 6, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)